UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.3%
Compagnie Financiere Richemont S.A. (A)	14,388	$727,769
LVMH Moet Hennessy – Louis Vuitton (A)	593	83,892
Prada S.p.A. (A)(B)	8,045	36,410
Prada S.p.A. (A)(B)(C)	37,835	171,233

		1,019,304

Asset Management & Custody Banks – 2.8%
Apollo Global Management, LLC	12,589	156,230
Blackstone Group L.P. (The)	24,563	344,121
KKR & Co. L.P.	12,023	154,260

		654,611

Automobile Manufacturers – 5.3%
Bayerische Motoren Werke AG (A)	6,902	462,346
Hyundai Motor Company (A)(B)	2,586	480,998
Porsche Automobil Holding SE (A)	5,779	309,265

		1,252,609

Broadcasting – 2.0%
CBS Corporation, Class B	17,398	472,174

Casinos & Gaming – 11.8%
Las Vegas Sands, Inc. (B)	2,248	96,044
Sands China Ltd. (A)(B)	59,784	168,962
Sands China Ltd. (A)(B)(C)	255,021	720,742
Wynn Macau, Limited (A)	159,961	401,623
Wynn Macau, Limited (A)(C)	14,907	37,427
Wynn Resorts, Limited (D)	12,175	1,345,209

		2,770,007

Communications Equipment – 1.5%
Juniper Networks, Inc. (B)	17,193	350,901

Computer Hardware – 3.1%
Apple Inc. (B)	1,825	738,963

Computer Storage & Peripherals – 0.9%
NetApp, Inc. (B)	6,088	220,823

Construction & Farm Machinery & Heavy Trucks – 4.0%
AB Volvo, Class B (A)	21,600	236,339
Caterpillar Inc.	4,362	395,180
Cummins Inc.	3,518	309,654

		941,173

Diversified Banks – 0.0%
Standard Chartered plc (A)	176	3,842

Diversified Metals & Mining – 1.2%
Freeport–McMoRan Copper & Gold Inc., Class B	4,399	161,847
Rio Tinto Limited (A)	2,056	126,809

		288,656

Hotels, Resorts & Cruise Lines – 2.3%
Starwood Hotels & Resorts Worldwide, Inc. (D)	11,526	552,897

Industrial Conglomerates – 1.7%
Hutchison Whampoa Limited, Ordinary Shares (A)	48,916	409,701

Integrated Oil & Gas – 6.9%
ConocoPhillips	15,693	1,143,578
Occidental Petroleum Corporation	3,997	374,491
StatoilHydro ASA (A)	4,986	127,972

		1,646,041

Integrated Telecommunication Services – 1.3%
Vivendi Universal (A)	14,403	315,398

Internet Software & Services – 5.5%
Baidu.com, Inc., ADR (B)	5,446	634,258
Google Inc., Class A (B)	446	288,071
Tencent Holdings Limited (A)	17,424	350,195

		1,272,524

Investment Banking & Brokerage – 0.9%
CITIC Securities Company Limited, H Shares (A)(B)(C)	134,312	221,011

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (B)	8,918	573,529

Life & Health Insurance – 2.4%
AIA Group Limited (A)	60,208	187,990
AIA Group Limited (A)(C)	106,100	331,280
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	6,887	37,685

		556,955

Marine – 0.7%
A.P. Moller – Maersk A/S (A)	26	171,004

Mortgage REITs – 0.8%
American Capital Agency Corp.	6,785	190,512

Multi–Line Insurance – 1.6%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	132,132	375,984

Oil & Gas Drilling – 2.1%
Seadrill Limited (A)	14,530	485,894

Oil & Gas Equipment & Services – 5.5%
Halliburton Company	13,501	465,933
National Oilwell Varco, Inc.	6,326	430,112
Schlumberger Limited	6,015	410,905

		1,306,950

Restaurants – 1.5%
Starbucks Corporation	7,901	363,511

Semiconductor Equipment – 2.2%
ASML Holding N.V., Ordinary Shares (A)	12,322	517,898

Semiconductors – 0.9%
Broadcom Corporation, Class A	7,428	218,095

Systems Software – 1.2%
Oracle Corporation	11,317	290,271

Tobacco – 2.0%
Philip Morris International Inc.	5,925	464,978

TOTAL COMMON STOCKS – 78.8%		$18,646,216
(Cost: $15,960,118)

PREFERRED STOCKS
Automobile Manufacturers – 4.6%
Volkswagen AG (A)	5,155	772,286
Volkswagen AG (A)(C)	2,163	324,023

TOTAL PREFERRED STOCKS – 4.6%		$1,096,309
(Cost: $649,789)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Baidu.com, Inc., ADR:
Call $140.00, Expires 3–19–12	2,018	588
Call $145.00, Expires 3–19–12	2,019	424
Call $155.00, Expires 3–19–12, OTC (Ctrpty: JP Morgan Securities LLC)	1,932	199
Blackstone Group L.P. (The),
Call $16.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	15,503	496
CBS Corporation, Class B:
Call $27.00, Expires 3–19–12, OTC (Ctrpty: UBS Securities LLC)	14,536	2,908
Call $28.00, Expires 3–19–12	8,074	1,211
Call $28.00, Expires 3–19–12, OTC (Ctrpty: UBS Securities LLC)	14,548	2,182
Euro (Currency):
Put $1.33, Expires 2–27–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1	24,791
Put $1.33, Expires 3–1–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1	25,207
Las Vegas Sands, Inc.:
Call $46.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	9,708	2,048
Call $48.00, Expires 3–19–12, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	8,085	1,188
Call $48.00, Expires 3–19–12	1,617	238
Volkswagen AG:
Call EUR140.00, Expires 2–21–12, OTC (Ctrpty: JP Morgan Securities LLC) (E)	1,896	194
Call EUR130.00, Expires 3–19–12, OTC (Ctrpty: Morgan Stanley Smith Barney LLC) (E)	3,779	1,746
Call EUR140.00, Expires 3–19–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.) (E)	7,489	1,638

TOTAL PURCHASED OPTIONS – 0.3%		$65,058
(Cost: $74,851)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation,
5.030%, 1–18–15 (F)	$325	322

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	470	459

Independent Power Producers & Energy Traders – 0.0%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(E)	BRL11,900		9,042

TOTAL CORPORATE DEBT SECURITIES – 0.0%			$9,823
(Cost: $6,350)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (G)	$54		1
5.500%, 9–15–17 (G)	1,185		84
5.000%, 11–15–17 (G)	486		21
5.000%, 5–15–18 (G)	1,548		139
5.000%, 4–15–19 (G)	133		6
5.000%, 11–15–22 (G)	23		—	*
5.500%, 3–15–23 (G)	1,112		127
5.000%, 5–15–23 (G)	45		1
5.000%, 6–15–23 (G)	997		29
5.000%, 8–15–23 (G)	51		2
5.500%, 4–15–25 (G)	—	*	—	*
5.500%, 10–15–25 (G)	1,530		206
5.500%, 2–15–30 (G)	3		—	*
5.000%, 8–15–30 (G)	10		—	*
5.000%, 10–15–30 (G)	127		1
5.500%, 3–15–31 (G)	57		1
5.500%, 10–15–32 (G)	1,190		78
5.500%, 1–15–33 (G)	937		131
5.500%, 5–15–33 (G)	1,327		216
5.000%, 7–15–33 (G)	510		10
6.000%, 11–15–35 (G)	1,228		197
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (G)	1,357		169
5.000%, 8–25–23 (G)	335		13
5.000%, 11–25–23 (G)	717		42
4.500%, 4–25–30 (G)	430		6
5.000%, 9–25–30 (G)	38		—	*
5.000%, 3–25–31 (G)	473		5
5.000%, 8–15–31 (G)	1,506		71
5.500%, 8–25–33 (G)	2,524		345
5.500%, 12–25–33 (G)	1,757		202
5.500%, 4–25–34 (G)	2,913		411
5.500%, 8–25–35 (G)	2,389		333
5.500%, 11–25–36 (G)	5,833		817
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (G)	1		—	*
5.000%, 6–20–31 (G)	167		5
5.500%, 3–20–32 (G)	1,076		89
5.000%, 10–20–32 (G)	1,685		219
7.000%, 5–20–33 (G)	3,305		667
5.500%, 7–16–33 (G)	1,619		338
5.000%, 7–20–33 (G)	54		5
5.500%, 11–20–33 (G)	312		29
5.500%, 6–20–35 (G)	3,034		547
5.500%, 7–20–35 (G)	1,625		247
5.500%, 10–16–35 (G)	2,914		487

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%			$6,297
(Cost: $14,145)

BULLION – 12.5%	Troy Ounces
Gold	1,894		$2,960,527

(Cost: $1,997,483)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 3.5%
Avon Capital Corp. (GTD by Avon Products, Inc.):
0.520%, 1–9–12 (H)	$15,000	14,998
0.500%, 1–11–12 (H)	3,261	3,261

Baxter International Inc.:
0.140%, 1–10–12 (H)	12,269	12,269
0.250%, 2–7–12 (H)	4,450	4,449
Campbell Soup Co.:
0.090%, 1–17–12 (H)	22,500	22,499
0.170%, 1–23–12 (H)	4,000	4,000
Citigroup Funding Inc.,
0.340%, 1–12–12 (H)	10,000	9,999
Corporacion Andina de Fomento:
0.300%, 1–17–12 (H)	5,000	4,999
0.200%, 1–19–12 (H)	26,000	25,997
0.240%, 1–24–12 (H)	10,000	9,998
0.330%, 2–21–12 (H)	20,000	19,990
0.440%, 2–24–12 (H)	7,800	7,795
CVS Caremark Corporation:
0.390%, 1–10–12 (H)	44,000	43,994
0.380%, 1–12–12 (H)	10,000	9,999
Diageo Capital plc (GTD by Diageo plc):
0.540%, 1–3–12 (H)	14,000	14,000
0.570%, 1–5–12 (H)	8,500	8,499
0.520%, 1–13–12 (H)	10,000	9,998
Emerson Electric Co.,
0.050%, 2–6–12 (H)	9,500	9,500
General Electric Capital Corporation,
0.020%, 1–23–12 (H)	32,000	31,999
General Mills, Inc.,
0.160%, 1–17–12 (H)	30,000	29,998
Harley–Davidson Funding Corp.,
0.480%, 1–25–12 (H)	10,000	9,997
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.310%, 1–20–12 (H)	23,490	23,486
Hewlett–Packard Company:
0.300%, 1–3–12 (H)	12,000	12,000
0.410%, 1–9–12 (H)	18,883	18,881
International Business Machines Corporation:
0.050%, 1–9–12 (H)	1,659	1,659
0.050%, 1–23–12 (H)	10,000	10,000
John Deere Canada ULC (GTD by Deere & Company):
0.080%, 2–8–12 (H)	7,000	6,999
0.090%, 2–16–12 (H)	11,225	11,224
John Deere Credit Limited (GTD by John Deere Capital Corporation),
0.060%, 1–12–12 (H)	13,000	13,000
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.080%, 1–17–12 (H)	15,000	14,999
McCormick & Co. Inc.:
0.160%, 1–9–12 (H)	7,000	7,000
0.150%, 1–19–12 (H)	10,000	9,999
Nestle Finance International Ltd.,
0.070%, 1–23–12 (H)	10,000	10,000
PACCAR Financial Corp.:
0.110%, 1–6–12 (H)	17,110	17,110
0.130%, 2–2–12 (H)	8,000	7,999
0.120%, 2–7–12 (H)	5,600	5,599
PacifiCorp:
0.430%, 1–3–12 (H)	6,094	6,094
0.450%, 1–9–12 (H)	9,000	8,999
0.430%, 1–11–12 (H)	2,000	2,000
Roche Holdings, Inc.,
0.070%, 2–6–12 (H)	15,000	14,999
Royal Bank of Scotland plc (The),
0.250%, 1–4–12 (H)	15,000	15,000
St. Jude Medical, Inc.,
0.150%, 1–12–12 (H)	3,091	3,091
Straight–A Funding, LLC (GTD by Federal Financing Bank):
0.090%, 1–11–12 (H)	11,000	11,000
0.110%, 1–11–12 (H)	12,079	12,079
0.110%, 1–11–12 (H)	12,000	12,000
0.120%, 1–11–12 (H)	14,500	14,499
0.090%, 1–12–12 (H)	34,370	34,368
0.110%, 1–12–12 (H)	14,000	13,999
0.080%, 1–18–12 (H)	21,207	21,206
0.100%, 1–27–12 (H)	25,000	24,998

0.130%, 2–6–12 (H)	13,175	13,173
0.140%, 2–16–12 (H)	26,905	26,900
Sysco Corporation,
0.070%, 1–3–12 (H)	25,000	25,000
Verizon Communications Inc.:
0.370%, 1–9–12 (H)	1,497	1,497
0.350%, 1–18–12 (H)	13,000	12,998
Wal–Mart Stores, Inc.,
0.040%, 1–4–12 (H)	10,000	10,000
Wisconsin Electric Power Co.:
0.210%, 1–4–12 (H)	9,000	9,000
0.170%, 1–5–12 (H)	15,000	15,000
0.210%, 1–6–12 (H)	20,900	20,899
0.170%, 1–10–12 (H)	18,970	18,969

		825,961

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (I)	2,237	2,237

Municipal Obligations – Taxable – 0.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.090%, 1–3–12 (I)	1,500	1,500
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.020%, 1–3–12 (I)	4,350	4,350
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y,
0.100%, 1–3–12 (I)	2,300	2,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.090%, 1–9–12 (I)	2,000	2,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.050%, 1–9–12 (I)	772	772
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.070%, 1–9–12 (I)	1,905	1,905
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.050%, 1–3–12 (I)	3,896	3,896
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008–A (GTD by Bank of America, N.A.),
0.040%, 1–3–12 (I)	398	398
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.020%, 1–3–12 (I)	5,169	5,169
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.030%, 1–3–12 (I)	2,790	2,790
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A–1,
0.090%, 1–3–12 (I)	5,000	5,000
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (GTD by Wachovia Bank, N.A.),
0.150%, 1–4–12	7,500	7,500

Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.070%, 1–9–12 (I)	2,000	2,000
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.080%, 1–9–12 (I)	5,154	5,154

		44,734

Notes – 0.1%
Bank of America, N.A.,
0.770%, 1–23–12 (I)	1,000	1,000

United States Government Agency Obligations – 0.1%
Fannie Mae Discount Notes,
0.010%, 2–29–12	13,932	13,932
Overseas Private Investment Corporation (GTD by United States Government),
0.090%, 1–9–12 (I)	3,000	3,000

		16,932

TOTAL SHORT-TERM SECURITIES – 3.8%		$890,864
(Cost: $890,864)

TOTAL INVESTMENT SECURITIES – 100.0%		$23,675,094
(Cost: $19,593,600)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(10,368)

NET ASSETS – 100.0%		$23,664,726

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,646,216	$—	$—
Preferred Stocks	1,096,309	—	—
Purchased Options	2,461	62,597	—
Corporate Debt Securities	—	9,823	—
United States Government Agency Obligations	—	6,297	—
Bullion	2,960,527	—	—
Short-Term Securities	—	890,864	—
Total	$22,705,513	$969,581	$—
Forward Foreign Currency Contracts	$—	$90,493	$—
Liabilities
Written Options	$5,142	$36,918	$—
Swap Agreements	—	329	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds
Beginning Balance 4-1-11	$4,686
Net realized gain (loss)	(4,711)
Net change in unrealized appreciation (depreciation)	2,582
Purchases	—
Sales	(2,557)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-11	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$5,558	Ping An Insurance (Group) Company of China, Ltd.	5-3-12	USD LIBOR + 0.700%	$(118)
UBS AG, London	9,877	Ping An Insurance (Group) Company of China, Ltd.	5-3-12	USD LIBOR + 0.700%	(211)
					$(329)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	452,675	3-13-12	$31,860	$—
Sell	Euro	Morgan Stanley International	242,920	3-14-12	15,746	—
Sell	Euro	Goldman Sachs International	608,750	6-15-12	42,887	—
					$90,493	$—

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price (E)	Premium Received	Market Value
Baidu.com, Inc., ADR:	N/A	Put	2,018	March 2012	$115.00	$2,236	$(2,033)
	N/A	Put	2,019	March 2012	120.00	1,829	(2,544)
	JP Morgan Securities LLC	Put	1,932	March 2012	125.00	2,015	(2,999)
Blackstone Group L.P. (The)	Deutsche Banc Alex. Brown Inc.	Put	15,503	March 2012	13.00	1,550	(1,364)
CBS Corporation, Class B:	UBS Securities LLC	Put	14,536	March 2012	22.00	2,330	(763)
	N/A	Put	8,074	March 2012	23.00	1,195	(565)
	UBS Securities LLC	Put	14,548	March 2012	23.00	3,035	(1,018)
Euro (Currency):	Deutsche Banc Alex. Brown Inc.	Put	1	February 2012	1.25	8,084	(6,716)
	Deutsche Banc Alex. Brown Inc.	Call	1	February 2012	1.38	10,553	(1,394)
	Deutsche Banc Alex. Brown Inc.	Put	1	March 2012	1.25	8,351	(7,189)
	Deutsche Banc Alex. Brown Inc.	Call	1	March 2012	1.38	10,564	(1,616)
Freeport-McMoRan Copper & Gold Inc., Class B	Goldman, Sachs & Company	Put	7,305	January 2012	34.00	557	(544)
Volkswagen AG:	JP Morgan Securities LLC	Put	1,896	February 2012	EUR115.00	1,359	(1,620)
	Morgan Stanley Smith Barney LLC	Put	3,779	March 2012	110.00	3,752	(3,194)
	Deutsche Banc Alex. Brown Inc.	Put	7,489	March 2012	115.00	9,194	(8,501)
						$66,604	$(42,060)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $1,814,758 or 7.7% of net assets.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,677,132

Gross unrealized appreciation	5,028,247
Gross unrealized depreciation	(1,030,285)

Net unrealized appreciation	$ 3,997,962

SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.7%
Focus Media Holding Limited, ADR (A)	481	$9,369

Agricultural Products – 1.4%
Cosan S.A. Industria e Comercio, Class A	433	4,750

Air Freight & Logistics – 3.5%
GLOVIS Co., Ltd. (A)(B)	73	12,214

Airlines – 3.6%
Copa Holdings, S.A., Class A	220	12,916

Auto Parts & Equipment – 3.8%
Gentex Corporation	457	13,514

Automobile Manufacturers – 6.8%
Ford Otomotiv Sanayi A.S. (B)	1,114	9,000
Kia Motors Corporation (A)(B)	259	15,093

		24,093

Broadcasting – 0.1%
PT Media Nusantara Citra Tbk (B)	2,473	357

Casinos & Gaming – 6.8%
Galaxy Entertainment Group Limited, ADR (A)(B)	3,293	6,038
MGM China Holdings Limited, H Shares (A)(B)(C)	4,500	5,887
SJM Holdings Limited (B)	7,332	11,970

		23,895

Coal & Consumable Fuels – 1.2%
Alpha Natural Resources, Inc. (A)	210	4,280

Communications Equipment – 2.7%
Acme Packet, Inc. (A)	145	4,485
Aruba Networks, Inc. (A)	271	5,019

		9,504

Construction & Engineering – 3.8%
Chicago Bridge & Iron Company N.V., NY Shares	360	13,609

Construction & Farm Machinery & Heavy Trucks – 1.1%
PT United Tractors Tbk (B)	1,284	3,731

Construction Materials – 0.5%
PT Semen Gresik (Persero) Tbk (B)	1,527	1,928

Diversified Banks – 6.4%
Bangkok Bank Public Company Limited (B)	751	3,903
Capitec Bank Holdings Limited (B)	213	4,687
Capitec Bank Holdings Limited (B)(C)	69	1,521
Siam Commercial Bank Public Company Limited (B)	1,026	3,739
Turkiye Is Bankasi A.S. (B)	1,946	3,401
Yapi ve Kredi Bankasi A.S. (A)(B)	3,825	5,434

		22,685

Diversified Metals & Mining – 1.4%
Walter Industries, Inc.	82	4,984

Diversified Support Services – 3.5%
Aggreko plc (B)	388	12,153

Education Services – 1.1%
Anhanguera Educacional Participacoes S.A. (B)	295	3,178
Anhanguera Educacional Participacoes S.A. (B)(C)	50	539

		3,717

Food Distributors – 1.4%
Olam International Limited (B)	3,041	4,994

Food Retail – 3.8%
BIM Birlesik Magazalar Anonim Sirketi (B)	330	9,137
C.P. Seven Eleven Public Company Limited (B)	1,086	1,782
X5 Retail Group N.V., GDR (A)(B)	102	2,339

		13,258

Gold – 0.2%
Centamin plc (A)(B)	523	670

Health Care Equipment – 2.1%
DexCom, Inc. (A)	776	7,226

Health Care Services – 1.0%
Fleury S.A. (B)	321	3,683

Homebuilding – 5.2%
MRV Engenharia e Participacoes S.A. (B)	1,626	9,325
Rossi Residencial S.A. (B)	2,112	9,057

		18,382

Industrial Machinery – 0.5%
Hiwin Technologies Corp. (B)	218	1,771

Internet Software & Services – 8.1%
Mail.ru Group Limited, GDR (A)(B)(C)	181	4,696
MercadoLibre, Inc.	166	13,184
SINA Corporation (A)	202	10,494

		28,374

Managed Health Care – 0.6%
Amil Participacoes S.A. (B)	247	2,176

Oil & Gas Drilling – 1.7%
North Atlantic Drilling Ltd. (B)(C)	3,760	5,815

Oil & Gas Equipment & Services – 3.7%
Dresser-Rand Group Inc. (A)	45	2,246
Dril-Quip, Inc. (A)	71	4,673
Technip-Coflexip (B)	66	6,222

		13,141

Oil & Gas Exploration & Production – 3.6%
Cairn Energy plc (A)(B)	1,563	6,439
Cairn India Limited (A)(B)	386	2,287
Kosmos Energy Ltd. (A)	314	3,855

		12,581

Packaged Foods & Meats – 3.9%
BRF-Brasil Foods S.A. (B)	705	13,756

Real Estate Development – 2.9%
Talaat Mostafa Group Holding (S.A.E.) (A)(B)	1,245	611
UEM Land Holdings Berhad (A)(B)	12,644	9,653

		10,264

Real Estate Management & Development – 2.2%
BR Properties S.A. (B)	724	7,177
BR Properties S.A. (B)(C)	50	496

		7,673

Real Estate Operating Companies – 2.1%
BRMalls Participacoes S.A. (B)	745	7,236

Semiconductor Equipment – 0.6%
Lam Research Corporation (A)	56	2,062

Specialty Chemicals – 1.6%
Novozymes A/S, Class B (B)	178	5,495

TOTAL COMMON STOCKS – 95.6%		$336,256
(Cost: $386,436)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.8%
PacifiCorp, 0.430%, 1–3–12 (D)	$1,709	1,709
Royal Bank of Scotland plc (The), 0.250%, 1–4–12 (D)	4,493	4,493

		6,202

Master Note – 1.4%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (E)	4,911	4,911

TOTAL SHORT-TERM SECURITIES – 3.2%		$11,113
(Cost: $11,113)

TOTAL INVESTMENT SECURITIES – 98.8%		$347,369
(Cost: $397,549)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		4,180

NET ASSETS – 100.0%		$351,549

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$336,256	$—	$—
Short-Term Securities	—	11,113	—
Total	$336,256	$11,113	$—
Liabilities
Forward Foreign Currency Contracts	$—	$46	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The	following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Goldman Sachs International	18,370	2-2-12	$—	$46

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $18,954 or 5.4% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 399,253

Gross unrealized appreciation	16,186
Gross unrealized depreciation	(68,070)

Net unrealized depreciation	$ (51,884)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.7%
General Dynamics Corporation	35	$2,318
Honeywell International Inc.	79	4,299
Precision Castparts Corp.	25	4,186

		10,803

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	68	2,777

Apparel Retail – 1.8%
Limited Brands, Inc.	173	6,969

Apparel, Accessories & Luxury Goods – 0.6%
lululemon athletica inc. (A)	54	2,534

Application Software – 1.2%
Intuit Inc.	89	4,675

Auto Parts & Equipment – 1.2%
BorgWarner Inc. (A)	75	4,768

Brewers – 1.6%
Anheuser–Busch Inbev S.A., ADR	106	6,483

Broadcasting – 2.1%
CBS Corporation, Class B	287	7,787

Casinos & Gaming – 1.1%
Wynn Resorts, Limited	38	4,165

Computer Hardware – 2.8%
Apple Inc. (A)	28	11,341

Department Stores – 1.1%
Macy’s Inc.	140	4,505

Distillers & Vintners – 1.6%
Brown–Forman Corporation, Class B	77	6,171

Electric Utilities – 0.8%
PPL Corporation	106	3,121

Fertilizers & Agricultural Chemicals – 1.1%
Monsanto Company	62	4,316

Food Retail – 1.0%
Whole Foods Market, Inc.	56	3,924

Footwear – 1.5%
NIKE, Inc., Class B	60	5,753

Health Care Distributors – 1.2%
Henry Schein, Inc. (A)	75	4,839

Health Care Supplies – 0.3%
DENTSPLY International Inc.	34	1,197

Hotels, Resorts & Cruise Lines – 1.5%
Hyatt Hotels Corporation, Class A (A)	159	5,977

Household Products – 1.1%
Colgate–Palmolive Company	49	4,490

Integrated Oil & Gas – 2.9%
ConocoPhillips	115	8,351
Exxon Mobil Corporation	36	3,085

		11,436

Integrated Telecommunication Services – 1.5%
AT&T Inc.	191	5,776

Internet Software & Services – 1.6%
eBay Inc. (A)	39	1,174
Google Inc., Class A (A)	8	5,102

		6,276

IT Consulting & Other Services – 0.3%
Accenture plc, Class A	20	1,075

Motorcycle Manufacturers – 1.2%
Harley–Davidson, Inc.	121	4,699

Oil & Gas Equipment & Services – 3.4%
Halliburton Company	67	2,295
National Oilwell Varco, Inc.	107	7,248
Schlumberger Limited	54	3,661

		13,204

Oil & Gas Exploration & Production – 0.6%
Southwestern Energy Company (A)	74	2,357

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.	155	5,154

Packaged Foods & Meats – 3.5%
General Mills, Inc.	77	3,124
Hershey Foods Corporation	75	4,615
Mead Johnson Nutrition Company	86	5,932

		13,671

Personal Products – 1.4%
Estee Lauder Companies Inc. (The), Class A	48	5,358

Pharmaceuticals – 3.3%
Allergan, Inc.	82	7,185
Johnson & Johnson	85	5,561

		12,746

Property & Casualty Insurance – 1.3%
Travelers Companies, Inc. (The)	83	4,935

Railroads – 1.3%
Union Pacific Corporation	47	5,011

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	99	5,726

Restaurants – 1.7%
McDonald’s Corporation	67	6,713

Semiconductor Equipment – 1.1%
ASML Holding N.V., NY Registry Shares	100	4,183

Semiconductors – 1.8%
Microchip Technology Incorporated	193	7,077

Soft Drinks – 1.1%
PepsiCo, Inc.	68	4,518

Specialized Consumer Services – 0.3%
H&R Block, Inc.	75	1,226

Systems Software – 1.8%
Microsoft Corporation	93	2,404
Oracle Corporation	186	4,771

		7,175

Tobacco – 1.9%
Philip Morris International Inc.	95	7,441

TOTAL COMMON STOCKS – 61.7%		$242,352
(Cost: $197,340)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.1%
Southwest Airlines Co.,
6.500%, 3–1–12	$500	504

Apparel Retail – 0.9%
Limited Brands, Inc.:
6.900%, 7–15–17	750	808
6.625%, 4–1–21	2,915	3,090

		3,898

Auto Parts & Equipment – 0.3%
BorgWarner Inc.,
4.625%, 9–15–20	1,000	1,062

Automobile Manufacturers – 0.4%
Ford Motor Company, Convertible,
4.250%, 11–15–16	1,000	1,434

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	508
5.375%, 11–15–14	1,000	1,111

		1,619

Broadcasting – 0.4%
CBS Corporation:
8.875%, 5–15–19	500	642
4.300%, 2–15–21	1,000	1,032

		1,674

Cable & Satellite – 0.4%
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3–1–16	1,000	1,032
Discovery Communications, LLC,
4.375%, 6–15–21	750	791

		1,823

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.:
0.579%, 11–21–12 (B)	400	401
1.375%, 5–27–14	1,000	1,012
John Deere Capital Corporation,
5.250%, 10–1–12	500	517

		1,930

Consumer Finance – 1.2%
American Express Credit Corporation,
5.125%, 8–25–14	200	215
Capital One Financial Corporation,
2.125%, 7–15–14	1,750	1,728
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	1,000	1,014
Ford Motor Credit Company LLC,
7.000%, 4–15–15	750	806
USAA Capital Corporation,
1.050%, 9–30–14 (C)	1,000	997

		4,760

Data Processing & Outsourced Services – 0.5%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	800	848
Western Union Company (The),
6.500%, 2–26–14	1,000	1,093

		1,941

Diversified Banks – 1.1%
Bank of Montreal,
1.300%, 10–31–14 (C)	1,000	998
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,259
Barclays Bank plc,
2.375%, 1–13–14	600	587
U.S. Bancorp,
4.200%, 5–15–14	1,000	1,071
Wells Fargo & Company,
3.676%, 6–15–16 (B)	500	523

		4,438

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 3.450%, 3–30–15	500	508

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	500	585

Drug Retail – 0.1%
CVS Caremark Corporation,
3.250%, 5–18–15	550	580

Electric Utilities – 0.1%
Hydro–Quebec,
8.000%, 2–1–13	500	538

Fertilizers & Agricultural Chemicals – 0.3%
Monsanto Company,
2.750%, 4–15–16	1,000	1,050

Food Distributors – 0.1%
Cargill, Inc.,
4.307%, 5–14–21 (C)	424	461

Food Retail – 0.3%
Kroger Co. (The),
6.200%, 6–15–12	1,000	1,024

General Merchandise Stores – 0.3%
Target Corporation,
1.125%, 7–18–14	1,000	1,007

Gold – 0.4%
Newmont Mining Corporation, Convertible,
3.000%, 2–15–12	1,200	1,577

Health Care Equipment – 0.4%
Stryker Corporation,
2.000%, 9–30–16	1,500	1,535

Health Care Services – 0.5%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,072

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
2.750%, 8–15–16	1,000	1,010

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	250	282

Household Products – 0.1%
Colgate-Palmolive Company,
1.250%, 5–1–14	500	507

Hypermarkets & Super Centers – 0.5%
Wal-Mart Stores, Inc.:
0.750%, 10–25–13	1,500	1,507
2.875%, 4–1–15	250	265

		1,772

Industrial Gases – 0.6%
Praxair, Inc.:
4.375%, 3–31–14	1,000	1,072
3.000%, 9–1–21	1,000	1,023

		2,095

Industrial Machinery – 0.5%
Eaton Corporation,
0.885%, 6–16–14 (B)	750	750
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,000	1,098

		1,848

Integrated Oil & Gas – 0.3%
Cenovus Energy Inc.,
4.500%, 9–15–14	250	269
ConocoPhillips,
4.750%, 2–1–14	1,000	1,080

		1,349

Integrated Telecommunication Services – 0.3%
AT&T Inc.,
4.850%, 2–15–14	1,000	1,078

IT Consulting & Other Services – 0.6%
International Business Machines Corporation,
1.250%, 5–12–14	2,000	2,023

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	750	755

Life & Health Insurance – 1.1%
MetLife Global Funding I:
2.000%, 1–10–14 (C)	1,200	1,207
2.500%, 9–29–15 (C)	2,500	2,515
Prudential Financial, Inc.,
4.750%, 9–17–15	500	528

		4,250

Movies & Entertainment – 0.1%
Viacom Inc.,
4.375%, 9–15–14	500	536

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (C)	500	520

Oil & Gas Exploration & Production – 0.3%
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,030

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,056
3.450%, 3–1–16	2,000	2,032
3.150%, 7–5–16	750	754
7.900%, 4–29–49 (B)	500	532

		4,374

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)(D)	7	—	*
8.000%, 3–31–11 (C)(D)	1	—	*

		—	*

Packaged Foods & Meats – 0.6%
Kellogg Company,
4.450%, 5–30–16	500	555
Unilever Capital Corporation:
2.750%, 2–10–16	1,000	1,057
5.900%, 11–15–32	350	458

		2,070

Pharmaceuticals – 0.2%
Roche Holdings Ltd,
5.000%, 3–1–14 (C)	636	688

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corporation,
4.000%, 4–15–12 (C)	1,000	1,010

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	250	267

Semiconductors – 0.5%
Broadcom Corporation,
2.700%, 11–1–18	1,000	1,011
Texas Instruments Incorporated,
0.637%, 5–15–13 (B)	1,000	1,002

		2,013

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.750%, 3–1–14	500	532

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	531

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	500	568

Wireless Telecommunication Service – 0.4%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	1,200	1,258
American Tower Corporation,
4.625%, 4–1–15	500	521

		1,779

TOTAL CORPORATE DEBT SECURITIES – 17.5%		$68,907
(Cost: $65,665)

OTHER GOVERNMENT SECURITIES
Qatar – 0.5%
State of Qatar:
4.000%, 1–20–15 (C)	750	785
3.125%, 1–20–17	1,000	1,008

		1,793

Supranational – 0.1%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	450	475

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$2,268
(Cost: $2,195)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.4%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	146	160
5.000%, 1–1–18	111	120
5.500%, 4–1–18	63	69
6.500%, 10–1–28	95	110
6.500%, 2–1–29	14	16
7.000%, 11–1–31	83	97
6.500%, 2–1–32	83	94
7.000%, 2–1–32	117	137
7.000%, 3–1–32	52	61
7.000%, 7–1–32	82	95
6.000%, 9–1–32	327	364
6.500%, 9–1–32	71	81
5.500%, 5–1–33	189	207
5.500%, 6–1–33	106	115

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.4%		$1,726
(Cost: $1,572)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.4%
United States Treasury Bonds,
7.500%, 11–15–16	500	659

United States Treasury Notes:
3.875%, 2–15–13	1,250	1,301
3.625%, 5–15–13	750	785
4.250%, 8–15–13	900	958
4.250%, 8–15–15	3,000	3,401
1.375%, 11–30–18	10,000	10,035

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.4%		$17,139
(Cost: $16,434)

SHORT-TERM SECURITIES
Commercial Paper – 10.6%
Campbell Soup Co.,
0.170%, 1–23–12 (E)	5,817	5,816
Citigroup Funding Inc.,
0.340%, 1–12–12 (E)	5,000	4,999
General Electric Capital Corporation,
0.020%, 1–23–12 (E)	6,000	6,000
General Mills, Inc.,
0.200%, 2–27–12 (E)	2,000	1,999
Harley-Davidson Funding Corp.:
0.420%, 1–13–12 (E)	1,500	1,500
0.540%, 2–10–12 (E)	3,991	3,989
Roche Holdings, Inc.,
0.070%, 2–6–12 (E)	10,000	9,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.100%, 1–11–12 (E)	2,713	2,713
Verizon Communications Inc.,
0.370%, 1–9–12 (E)	2,273	2,273
Wisconsin Electric Power Co.,
0.120%, 1–3–12 (E)	2,472	2,472

		41,760

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (F)	2,656	2,656

Municipal Obligations – Taxable – 2.1%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.060%, 1–9–12 (F)	1,400	1,400
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.110%, 1–3–12 (F)	6,851	6,851

		8,251

United States Government Agency Obligations – 1.5%
Overseas Private Investment Corporation, 0.070%, 1–9–12 (F)	6,025	6,025

TOTAL SHORT–TERM SECURITIES – 14.9%		$58,692
(Cost: $58,692)

TOTAL INVESTMENT SECURITIES – 99.5%		$391,084
(Cost: $341,898)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,826

NET ASSETS – 100.0%		$392,910

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$242,352	$—	$—
Corporate Debt Securities	—	68,907	—
Other Government Securities	—	2,268	—
United States Government Agency Obligations	—	1,726	—
United States Government Obligations	—	17,139	—
Short-Term Securities	—	58,692	—
Total	$242,352	$148,732	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $9,181 or 2.3% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 342,569

Gross unrealized appreciation	50,421
Gross unrealized depreciation	(1,906)

Net unrealized appreciation	$ 48,515

SCHEDULE OF INVESTMENTS
Ivy Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs – 0.1%
PS Business Parks, Inc., 7.0% Cumulative	11	$265

Specialized REITs – 0.0%
Public Storage, Inc., 6.25% Cumulative	2	56

TOTAL PREFERRED STOCKS – 0.1%		$321
(Cost: $315)

ASSET-BACKED SECURITIES	Principal
Ally Auto Receivable Trust 2010-1B,
3.290%, 3–15–15 (A)	$4,000	4,134
America West Airlines, Inc. Pass-Through Certificates, Series 2000-1,
8.057%, 7–2–20	1,211	1,186
American Airlines Pass-Through Trust Series 2005-1,
12.000%, 9–29–12 (A)	1,250	1,150
AmeriCredit Automobile Receivables Trust 2011-1,
2.850%, 8–8–16	1,380	1,371
AmeriCredit Automobile Receivables Trust, Series 2006-RM,
5.530%, 1–6–14	725	725
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9–16–13 (A)	625	631
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2–18–14 (A)	1,000	1,022
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3–17–14 (A)	480	495
Chrysler Financial Auto Securitization Trust 2010-A,
1.650%, 11–8–13	1,780	1,775
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	1,091	1,169
Continental Airlines Pass-Through Certificates, Series 2006-1,
0.880%, 6–2–13 (B)	925	869
Continental Airlines Pass-Through Certificates, Series 2009-2,
7.250%, 11–10–19	704	750
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	1,022	1,023
5.200%, 12–15–35 (A)(B)	300	284
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8–15–13	84	84
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3 A7,
6.400%, 10–15–18	85	87
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1994-5 A5,
8.300%, 11–15–19	466	478
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1996-4 A6,
7.400%, 6–15–27	939	992
Honda Auto Receivables 2009-3 Owner Trust,
3.300%, 9–15–15	1,270	1,294
Nordstrom Credit Card Master Note Trust II, Series 2011-1A,
2.280%, 11–15–19 (A)	2,680	2,693
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	716	749

Origen Manufactured Housing Contract Trust 2004-B:
4.750%, 8–15–21	445	447
5.730%, 11–15–35 (B)	860	906
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6–15–36 (B)	93	97
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	700	731
Santander Drive Auto Receivables Trust 2010–B,
2.100%, 9–15–14 (A)	1,457	1,454
Santander Drive Auto Receiveables Turst 2011–4,
1.370%, 3–16–15	1,365	1,364
World Financial Network Credit Card Master Note Trust, Ser 2006-A,
0.408%, 2–15–17 (A)(B)	4,800	4,756

TOTAL ASSET–BACKED SECURITIES – 6.9%		$32,716
(Cost: $32,807)

CORPORATE DEBT SECURITIES
Airlines – 0.6%
United Air Lines, Inc.,
10.400%, 11–1–16	875	968
US Airways Group, Inc. Class A,
6.250%, 4–22–23	1,306	1,203
US Airways Group, Inc. Class B,
8.500%, 4–22–17	940	897

		3,068

Application Software – 0.4%
Intuit Inc.,
5.750%, 3–15–17	1,780	1,997

Auto Parts & Equipment – 0.6%
Dana Holding Corporation,
6.500%, 2–15–19	1,500	1,515
Delphi Corporation,
6.125%, 5–15–21 (A)	300	309
Tenneco Inc.,
6.875%, 12–15–20	850	871

		2,695

Automobile Manufacturers – 0.4%
Hyundai Capital Services, Inc.,
4.375%, 7–27–16 (A)	2,000	2,040

Biotechnology – 1.3%
Amgen Inc.,
5.150%, 11–15–41	2,285	2,364
Gilead Sciences, Inc.:
3.050%, 12–1–16	1,150	1,177
5.650%, 12–1–41	2,270	2,509

		6,050

Cable & Satellite – 0.4%
EchoStar DBS Corporation,
7.750%, 5–31–15	1,890	2,079

Computer Hardware – 0.9%
Hewlett-Packard Company,
3.300%, 12–9–16	4,160	4,249

Consumer Finance – 2.2%
AmeriGas Partners, L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	1,000	983

Captial One Bank USA N.A.,
8.800%, 7–15–19	2,330	2,664
Discover Bank,
8.700%, 11–18–19	1,930	2,199
Discover Financial Services,
6.450%, 6–12–17	660	690
Ford Motor Credit Company LLC:
5.625%, 9–15–15	1,500	1,553
5.875%, 8–2–21	1,865	1,942

		10,031

Distillers & Vintners – 0.6%
Pernod Ricard S.A.,
5.750%, 4–7–21 (A)	2,700	3,046

Diversified Banks – 0.7%
U.S. Bank, N.A.,
3.778%, 4–29–20	3,140	3,234

Drug Retail – 0.5%
CVS Caremark Corporation,
5.750%, 5–15–41	1,960	2,329

Electric Utilities – 1.5%
Cleveland Electric Illuminating Company, (The),
5.950%, 12–15–36	2,240	2,383
NextEra Energy Capital Holdings, Inc.,
4.500%, 6–1–21	2,015	2,146
Southwestern Electric Power Company,
5.550%, 1–15–17	2,395	2,680

		7,209

Food Distributors – 0.2%
Cargill, Inc.,
4.307%, 5–14–21 (A)	777	844

Food Retail – 0.3%
Tesco plc,
2.000%, 12–5–14 (A)	1,550	1,566

Health Care Equipment – 0.6%
Boston Scientific Corporation,
6.000%, 1–15–20	2,630	2,935

Health Care Services – 1.3%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	3,200	3,259
Medco Health Solutions, Inc.,
7.125%, 3–15–18	1,030	1,200
Quest Diagnostics Incorporated,
5.750%, 1–30–40	1,815	1,954

		6,413

Health Care Supplies – 0.6%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	2,875	2,982

Industrial Conglomerates – 0.6%
Tyco International Finance S.A.,
8.500%, 1–15–19	2,300	2,962

Integrated Oil & Gas – 0.3%
BP Capital U.K.,
3.561%, 11–1–21	1,275	1,327

Integrated Telecommunication Services – 0.3%
Qwest Communications International Inc.,
7.125%, 4–1–18	1,500	1,560

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The),
6.250%, 9–1–17	970	1,014
Morgan Stanley,
6.250%, 8–28–17	2,200	2,154

		3,168

Life & Health Insurance – 0.6%
StanCorp Financial Group, Inc.,
6.875%, 10–1–12	450	465

Symetra Financial Corporation:
6.125%, 4–1–16 (A)	1,450	1,466
8.300%, 10–15–37 (A)	885	816

		2,747

Managed Health Care – 0.8%
Cigna Corporation,
5.375%, 2–15–42	3,450	3,424
Coventry Health Care, Inc.,
6.125%, 1–15–15	210	230

		3,654

Metal & Glass Containers – 0.2%
Ball Corporation:
7.125%, 9–1–16	455	495
7.375%, 9–1–19	500	547

		1,042

Multi–Utilities – 0.6%
CMS Energy Corporation:
2.750%, 5–15–14	600	593
8.750%, 6–15–19	1,825	2,161

		2,754

Oil & Gas Equipment & Services – 0.3%
Schlumberger Norge A.S. (GTD by Schlumberger Limited),
1.950%, 9–14–16 (A)	1,385	1,402

Oil & Gas Exploration & Production – 0.3%
EQT Corporation,
8.125%, 6–1–19	1,135	1,331

Oil & Gas Refining & Marketing – 0.7%
NuStar Logistics, L.P.,
7.650%, 4–15–18	2,800	3,323

Oil & Gas Storage & Transportation – 3.9%
El Paso Natural Gas Company,
7.500%, 11–15–26	2,740	3,370
El Paso Pipeline Partners Operating Company, L.L.C.,
6.500%, 4–1–20	375	413
El Paso Pipeline Partners Operating Company, LLC,
5.000%, 10–1–21	690	710
Energy Transfer Partners, L.P.,
9.000%, 4–15–19	2,770	3,294
Kinder Morgan Finance Company, ULC,
6.000%, 1–15–18 (A)	1,215	1,236
Regency Energy Partners LP and Regency Energy Finance Corp.,
6.500%, 7–15–21	2,000	2,080
Sunoco Logistics Partners Operations L.P.:
6.850%, 2–15–40	1,265	1,452
6.100%, 2–15–42	935	999
Western Gas Partners, LP,
5.375%, 6–1–21	1,890	2,004
Williams Partners L.P.,
7.250%, 2–1–17	770	914
WPX Energy, Inc.,
5.250%, 1–15–17 (A)	2,260	2,271

		18,743

Other Diversified Financial Services – 0.8%
Citigroup Inc.,
6.010%, 1–15–15	1,080	1,128
JPMorgan Chase & Co.,
4.350%, 8–15–21	2,585	2,610

		3,738

Packaged Foods & Meats – 0.5%
J.M. Smucker Company (The),
3.500%, 10–15–21	2,540	2,597

Pharmaceuticals – 0.3%
Mylan Inc.,
6.000%, 11–15–18 (A)	1,500	1,543

Property & Casualty Insurance – 0.3%
Liberty Mutual Group, Inc.,
7.300%, 6–15–14 (A)	1,000	1,071
OneBeacon U.S. Holdings, Inc.,
5.875%, 5–15–13	200	206

XL Capital Finance (Europe) plc,
6.500%, 1–15–12	180	180

		1,457

Railroads – 0.8%
BNSF Funding Trust I,
6.613%, 12–15–55	2,985	3,074
CSX Corporation,
4.750%, 5–30–42	460	474

		3,548

Real Estate Operating Companies – 0.4%
Colonial Realty Limited Partnership,
5.500%, 10–1–15	1,830	1,869

Research & Consulting Services – 0.2%
Dun & Bradstreet Corporation (The),
2.875%, 11–15–15	705	724

Residential REITs – 0.2%
ERP Operating Limited Partnership,
4.625%, 12–15–21	1,040	1,060

Retail REITs – 0.1%
Westfield Group,
7.500%, 6–2–14 (A)	600	658

Specialized Finance – 0.3%
International Lease Finance Corporation,
6.500%, 9–1–14 (A)	1,300	1,329

Specialized REITs – 0.7%
HCP, Inc.,
6.700%, 1–30–18	775	861
Healthcare Realty Trust Incorporated,
5.125%, 4–1–14	824	845
Nationwide Health Properties, Inc.:
6.250%, 2–1–13	600	620
6.000%, 5–20–15	1,000	1,074

		3,400

Specialty Chemicals – 0.5%
Ecolab Inc.,
3.000%, 12–8–16	2,230	2,308

Systems Software – 0.1%
Oracle Corporation,
5.375%, 7–15–40 (A)	510	620

Tobacco – 0.9%
Altria Group, Inc.,
10.200%, 2–6–39	2,650	4,118

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	850	938

TOTAL CORPORATE DEBT SECURITIES – 28.7%		$136,687
(Cost: $132,300)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 4.6%
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6–11–41 (B)	1,598	1,720
Commercial Mortgage Asset Trust:
6.975%, 1–17–32	1,907	1,972
7.800%, 11–17–32 (B)	1,000	1,083
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2010–ESH,
4.860%, 11–5–27 (A)	1,615	1,635
GMAC Commercial Mortgage Securities,
5.940%, 7–1–13 (A)	6	3
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass- Through Notes 2006-1,
5.506%, 11–11–38 (A)	1,871	1,002

Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	314		184
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
1.986%, 12–5–27 (A)(B)	6,098		769
7.450%, 12–5–27 (A)(B)	1,600		1,742
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-PLSD,
5.143%, 11–13–44 (A)	2,350		2,373
LB-UBS Commercial Mortgage Trust 2003-C7,
5.116%, 7–15–37 (A)(B)	1,000		899
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass- Through Certificates, Series 2005-RR4:
5.000%, 11–28–35 (A)	1,519		1,508
5.880%, 11–28–35 (A)(B)	1,280		762
Nomura Asset Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 1998-D6,
6.000%, 3–15–30 (A)	500		513
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003- PWR1,
4.775%, 2–11–36 (A)	1,516		1,463
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200		1,183
WFRBS Commercial Mortgage Trust 2001-C2 A-2,
3.791%, 2–15–44 (A)	1,485		1,559
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	1,135		1,179

			21,549

Non-Agency REMIC/CMO – 0.6%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—	*
0.000%, 3–25–12 (A)(C)	10		—	*
7.540%, 5–31–17 (A)(C)	—	*	—	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11–25–29	234		216
GS Mortgage Securities Trust 2011-GC5,
2.999%, 8–10–44	2,300		2,357
Mellon Residential Funding,
6.750%, 6–25–28	8		9

			2,582

Other Mortgage–Backed Securities – 3.2%
Aames Mortgage Trust 2001-4,
6.650%, 1–25–32 (B)	386		219
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12–25–31 (B)	589		419
Asset Securitization Corporation:
8.621%, 8–13–29 (B)(D)	500		36
7.690%, 2–14–43 (B)	170		171
Banc of America Alternative Loan Trust 2003-05,
5.500%, 7–25–33	987		252
Banc of America Alternative Loan Trust 2005-06,
6.000%, 7–25–35	593		126
Banc of America Alternative Loan Trust 2005-10:
5.583%, 11–25–35 (B)	255		8
5.609%, 11–25–35 (B)	3		—	*
Banc of America Alternative Loan Trust 2005-12,
5.671%, 1–25–36 (B)	118		2
Banc of America Mortgage Trust 2003-09,
5.500%, 12–25–33	581		133

Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	201	183
Banc of America Mortgage Trust 2007-01,
6.000%, 3–25–37	1,520	—	*
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3,
5.500%, 5–25–33	1,315	1,345
BlackRock Capital Finance,
7.750%, 9–25–26 (A)	496	65
C-Bass 2006-MH1 Trust:
5.970%, 10–25–36 (A)(B)	1,212	1,248
6.240%, 10–25–36 (A)(B)	88	93
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	432	376
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	14	14
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3–25–34 (B)	138	75
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	368	217
First Horizon Mortgage Pass-Through Trust 2003-8,
5.139%, 10–25–33 (B)	252	114
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8–25–22	302	281
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4–25–32	616	501
5.396%, 4–25–32 (B)	949	656
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11–25–32 (A)	1,255	1,021
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10–25–36 (B)	301	199
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570	369
GS Mortgage Securities 2010-C1 A2,
4.592%, 8–10–43 (A)	1,535	1,681
Impac CMB Trust Series 2003-2F,
7.000%, 1–25–33 (B)	387	314
J.P. Morgan Mortgage Trust 2004-A3,
2.749%, 7–25–34 (B)	351	282
J.P. Morgan Mortgage Trust 2006-A2:
2.648%, 11–25–33 (B)	435	399
2.688%, 8–25–34 (B)	1,903	1,093
J.P. Morgan Mortgage Trust 2007-A1,
3.279%, 7–25–35 (B)	730	9
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass-Through Certificates Series 1997-C2,
6.250%, 12–10–29	1,143	1,185
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6–13–41	513	526
Prudential Home Mortgage Securities:
6.718%, 4–28–24 (A)(B)	1	1
7.865%, 9–28–24 (A)(B)	4	3
RALI Series 2003-QS10 Trust,
5.750%, 5–25–33	173	157
RASC Series 2003-KS10 Trust,
6.410%, 12–25–33	245	58
RFMSI Series 2004-S5 Trust,
4.500%, 5–25–19	252	209
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12–25–30 (B)	779	399
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11–25–35 (B)	1,575	253
Structured Asset Mortgage Investments, Inc.:
4.210%, 5–2–30 (B)	4	2
4.252%, 5–2–30 (B)	8	5
Structured Asset Securities Corporation:
6.290%, 11–25–32 (B)	221	188
5.250%, 8–25–33	278	177

TimberStar Trust I,
6.208%, 10–15–36 (A)	560	556
Wells Fargo Alternative Loan 2007–PA3 Trust,
5.750%, 7–25–37	866	129

		15,749

TOTAL MORTGAGE–BACKED SECURITIES – 8.4%		$39,880
(Cost: $52,361)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	576

New Jersey – 0.2%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C,
5.754%, 12–15–28	760	828

New York – 0.7%
Port Auth of NY and NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,550	3,666

Washington – 0.3%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,303

TOTAL MUNICIPAL BONDS – TAXABLE – 1.3%		$6,373
(Cost: $5,916)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
Federal National Mortgage Association,
5.500%, 2–1–35	347	380

Mortgage-Backed Obligations – 37.5%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	253	277
5.500%, 9–1–19	380	413
5.000%, 4–1–23	1,191	1,288
3.500%, 8–1–26	1,863	1,952
5.000%, 5–1–29	193	208
6.500%, 9–1–32	108	123
5.300%, 1–15–33	206	227
6.000%, 11–1–33	191	213
5.500%, 5–1–34	1,262	1,400
6.500%, 5–1–34	346	391
5.500%, 6–1–34	604	658
5.000%, 9–1–34	11	12
5.500%, 9–1–34	34	38
5.500%, 10–1–34	643	710
5.500%, 7–1–35	260	284
5.000%, 8–1–35	393	422
5.500%, 10–1–35	244	269
5.000%, 11–1–35	1,154	1,242
5.000%, 12–1–35	252	271
6.500%, 7–1–36	302	341
7.000%, 12–1–37	473	539
4.500%, 1–1–38 TBA	5,280	5,594
4.000%, 1–1–39 TBA	3,500	3,671
5.500%, 2–1–39	1,791	1,960
5.000%, 11–1–39	394	432
5.000%, 1–1–40	2,443	2,658
5.000%, 3–1–40	3,229	3,536
5.000%, 4–1–40	878	949
5.000%, 8–1–40	867	933
4.000%, 10–1–40	1,814	1,905
4.000%, 11–1–40	1,508	1,601
4.500%, 1–1–41	1,927	2,043
3.500%, 2–1–41	957	984

4.000%, 2–1–41	2,907	3,068
4.000%, 3–1–41	956	1,013
4.500%, 3–1–41	974	1,038
4.500%, 4–1–41	4,372	4,712
4.000%, 6–1–41	979	1,037
4.000%, 11–1–41	7,989	8,419
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1–1–17	42	46
6.000%, 9–1–17	38	41
6.000%, 1–1–18	157	170
5.500%, 2–1–18	141	154
5.500%, 3–1–18	31	33
5.000%, 5–1–18	508	554
5.000%, 6–1–18	128	138
5.000%, 7–1–18	52	57
5.000%, 10–1–18	407	440
5.500%, 9–1–19	113	123
4.000%, 1–1–23 TBA	2,150	2,268
5.000%, 7–1–23	577	633
6.000%, 8–1–23	537	585
5.500%, 2–1–24	202	222
3.500%, 1–1–25 TBA	690	721
4.500%, 4–1–25	1,277	1,362
3.500%, 11–1–25	904	955
3.500%, 6–1–26	1,909	2,006
6.000%, 8–1–29	164	183
7.500%, 5–1–31	38	45
7.000%, 9–1–31	19	22
7.000%, 11–1–31	161	188
6.500%, 12–1–31	22	25
6.500%, 2–1–32	225	257
7.000%, 2–1–32	161	188
7.000%, 3–1–32	235	273
6.500%, 4–1–32	47	53
6.500%, 5–1–32	120	137
6.500%, 7–1–32	31	35
6.500%, 8–1–32	51	59
6.000%, 9–1–32	67	75
6.500%, 9–1–32	104	118
6.000%, 10–1–32	983	1,100
6.500%, 10–1–32	99	113
6.000%, 11–1–32	709	794
6.000%, 3–1–33	1,197	1,339
5.500%, 4–1–33	905	1,001
6.000%, 4–1–33	91	101
5.500%, 5–1–33	184	201
6.000%, 6–1–33	730	814
6.500%, 8–1–33	28	32
6.000%, 10–1–33	174	194
6.000%, 12–1–33	221	246
5.500%, 1–1–34	339	371
5.500%, 1–1–34	314	344
6.000%, 1–1–34	189	211
5.000%, 3–1–34	1,259	1,361
5.000%, 3–1–34	145	156
5.500%, 3–1–34	104	116
5.500%, 4–1–34	295	323
5.000%, 5–1–34	101	109
6.000%, 8–1–34	282	314
5.500%, 9–1–34	553	612
6.000%, 9–1–34	335	372
6.500%, 9–1–34	499	564
5.500%, 11–1–34	1,169	1,279
6.000%, 11–1–34	491	546
6.500%, 11–1–34	29	33
5.000%, 12–1–34	2,150	2,325
4.500%, 1–1–35 TBA	5,255	5,593
5.500%, 1–1–35	913	1,004
5.500%, 1–1–35	173	191
5.500%, 2–1–35	1,531	1,693
6.500%, 3–1–35	513	583
5.000%, 4–1–35	419	454
5.500%, 4–1–35	519	570
5.500%, 6–1–35	46	50
5.000%, 7–1–35	1,399	1,513
5.000%, 7–1–35	518	560
5.500%, 7–1–35	335	368

5.500%, 8–1–35	44	48
5.500%, 10–1–35	953	1,061
5.500%, 11–1–35	955	1,043
5.500%, 12–1–35	890	976
5.000%, 2–1–36	258	278
5.500%, 2–1–36	747	804
6.500%, 2–1–36	340	384
6.500%, 6–1–36	549	619
5.500%, 9–1–36	1,042	1,139
5.500%, 11–1–36	516	563
6.000%, 11–1–36	336	371
6.500%, 11–1–36	992	1,114
6.000%, 1–1–37	235	260
6.000%, 5–1–37	448	501
5.500%, 6–1–37	155	173
6.000%, 8–1–37	470	520
6.000%, 9–1–37	323	361
7.000%, 10–1–37	45	51
5.500%, 3–1–38	670	744
5.000%, 4–1–38	750	829
5.500%, 5–1–38	962	1,049
6.000%, 10–1–38	1,704	1,887
6.000%, 12–1–38	589	653
4.000%, 1–1–39 TBA	4,610	4,844
4.500%, 3–1–39	793	844
4.500%, 6–1–39	478	513
5.000%, 12–1–39	846	936
5.500%, 12–1–39	966	1,061
5.000%, 3–1–40	2,527	2,758
4.500%, 4–1–40	882	956
6.000%, 6–1–40	965	1,064
4.500%, 10–1–40	1,840	1,959
4.000%, 12–1–40	4,298	4,536
3.500%, 4–1–41	2,986	3,076
4.000%, 4–1–41	2,132	2,255
4.500%, 4–1–41	2,792	2,973
5.000%, 4–1–41	495	544
4.500%, 7–1–41	2,923	3,127
4.000%, 8–1–41	2,840	2,987
4.000%, 9–1–41	2,961	3,131
4.000%, 10–1–41	2,937	3,105
3.500%, 11–1–41	5,665	5,839
3.500%, 1–1–42 TBA	1,500	1,543
Federal National Mortgage Association Non- Agency REMIC/CMO,
4.500%, 7–25–24	1,875	2,061
Government National Mortgage Association Agency REMIC/CMO:
0.496%, 3–16–34 (B)(D)	3,543	57
0.643%, 7–16–40 (B)(D)	1,416	29
0.000%, 3–16–42 (B)(D)(E)	3,649	—	*
0.413%, 6–17–45 (B)(D)	12,157	270
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	115	131
5.000%, 7–15–33	508	566
5.000%, 7–15–34	421	469
5.500%, 12–15–34	590	667
5.000%, 1–15–35	732	815
5.000%, 12–15–35	957	1,066
4.000%, 6–20–36	1,390	1,502
5.500%, 7–15–38	578	652
5.500%, 10–15–38	474	538
4.500%, 1–1–39 TBA	1,000	1,090
5.500%, 2–15–39	374	422
5.000%, 12–15–39	270	302
5.000%, 1–15–40	2,475	2,756
4.500%, 6–15–40	952	1,046
5.000%, 7–15–40	816	905
4.000%, 12–20–40	952	1,024
4.000%, 8–1–41	983	1,036
4.000%, 10–15–41	997	1,073
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.216%, 2–15–25 (B)	138	161

United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2–15–25	42	48

		178,712

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 37.6%		$179,092
(Cost: $174,616)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.3%
United States Treasury Notes,
1.875%, 7–15–13 (F)	1,356	1,418

Treasury Obligations – 14.5%
United States Treasury Bonds:
5.375%, 2–15–31 (G)	1,775	2,529
3.750%, 8–15–41	13,795	16,185
United States Treasury Notes:
0.250%, 11–30–13	2,540	2,541
0.875%, 11–30–16	12,320	12,359
1.375%, 11–30–18	22,315	22,392
2.000%, 11–15–21	13,130	13,274

		69,280

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.8%		$70,698
(Cost: $68,942)

SHORT-TERM SECURITIES
Commercial Paper – 2.4%
General Electric Capital Corporation,
0.020%, 1–23–12 (H)	1,000	1,000
General Mills, Inc.,
0.200%, 2–27–12 (H)	2,000	1,999
McCormick & Co. Inc.,
0.160%, 1–9–12 (H)	4,000	4,000
St. Jude Medical, Inc.,
0.150%, 1–12–12 (H)	1,180	1,180
Wisconsin Electric Power Co.,
0.120%, 1–3–12 (H)	3,368	3,368

		11,547

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (I)	337	337

Municipal Obligations – Taxable – 2.2%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.030%, 1–3–12 (I)	5,800	5,800
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.050%, 1–3–12 (I)	4,000	4,000
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana–Farber Cancer Institute Issue, Ser 2008L–1 (GTD by JPMorgan Chase Bank, N.A.),
0.060%, 1–9–12 (I)	1,000	1,000

		10,800

United States Government Agency Obligations – 2.4%
Overseas Private Investment Corporation,
0.070%, 1–9–12 (I)	11,300	11,300

TOTAL SHORT-TERM SECURITIES – 7.1%		$33,984
(Cost: $33,984)

TOTAL INVESTMENT SECURITIES – 104.9%		$499,751
(Cost: $501,241)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.9%)	(23,360)

NET ASSETS – 100.0%	$476,391

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$265	$56	$—
Asset-Backed Securities	—	27,592	5,124
Corporate Debt Securities	—	133,619	3,068
Mortgage-Backed Securities	—	37,143	2,737
Municipal Bonds	—	6,373	—
United States Government Agency Obligations	—	179,092	—
United States Government Obligations	—	70,698	—
Short-Term Securities	—	33,984	—
Total	$265	$488,557	$10,929
Futures Contracts	$113	$—	$—
Liabilities
Futures Contracts	$327	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage- Backed Securities
Beginning Balance 4-1-11	$6,038	$3,586	$6,560
Net realized gain (loss)	(25)	—	(2,252)
Net change in unrealized appreciation (depreciation)	(273)	(213)	2,004
Purchases	2,870	—	—
Sales	(2,212)	(305)	(1,477)
Transfers into Level 3 during the period	—	—	37
Transfers out of Level 3 during the period	(1,274)	—	(2,135)
Ending Balance 12-31-11	$5,124	$3,068	$2,737
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(273)	$(213)	$1,959

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following futures contracts were outstanding at December 31, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	3–30–12	214	$(28,060)	$(252)
U.S. 30 Year Treasury Bond	Short	3–30–12	72	(10,427)	(75)
U.S. 5 Year Treasury Note	Long	3–30–12	205	25,268	113
				$(13,219)	$(214)

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $62,319 or 13.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Zero coupon bond.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation–adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$501,569

Gross unrealized appreciation	14,883
Gross unrealized depreciation	(16,701)

Net unrealized depreciation	$(1,818)

SCHEDULE OF INVESTMENTS lvy Core Equity Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.1%
Honeywell International Inc.	116	$6,277
Precision Castparts Corp.	91	14,963

		21,240

Apparel, Accessories & Luxury Goods – 1.2%
Polo Ralph Lauren Corporation	26	3,604

Application Software – 1.2%
Intuit Inc.	72	3,781

Brewers – 2.6%
Anheuser-Busch Inbev S.A., ADR	128	7,807

Broadcasting – 5.6%
CBS Corporation, Class B	510	13,840
Discovery Holding Company, Class A (A)	74	3,032

		16,872

Cable & Satellite – 3.8%
DirecTV Group, Inc. (The) (A)	69	2,959
Time Warner Cable Inc.	132	8,410

		11,369

Communications Equipment – 0.5%
Juniper Networks, Inc. (A)	78	1,601

Computer Hardware – 5.0%
Apple Inc. (A)	37	14,945

Computer Storage & Peripherals – 0.8%
NetApp, Inc. (A)	63	2,274

Consumer Finance – 4.1%
Capital One Financial Corporation	298	12,585

Data Processing & Outsourced Services – 1.9%
MasterCard Incorporated, Class A	16	5,891

Department Stores – 2.0%
Macy’s Inc.	190	6,105

Fertilizers & Agricultural Chemicals – 2.3%
Monsanto Company	102	7,161

Food Retail – 1.5%
Whole Foods Market, Inc.	65	4,523

Health Care Equipment – 1.3%
Covidien plc	87	3,925

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	112	4,692

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	65	5,399

Industrial Conglomerates – 1.7%
General Electric Company	295	5,289

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	38	3,246

Integrated Oil & Gas – 5.0%
ConocoPhillips	208	15,194

Internet Retail – 0.6%
Groupon, Inc. (A)	86	1,772

Internet Software & Services – 3.6%
Google Inc., Class A (A)	17	10,851

Motorcycle Manufacturers – 3.8%
Harley-Davidson, Inc.	297	11,541

Oil & Gas Equipment & Services – 4.4%
Halliburton Company	202	6,968
National Oilwell Varco, Inc.	46	3,100
Schlumberger Limited	47	3,190

		13,258

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	61	5,748

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	124	4,129

Packaged Foods & Meats – 2.9%
Mead Johnson Nutrition Company	126	8,681

Personal Products – 2.3%
Estee Lauder Companies Inc. (The), Class A	61	6,820

Pharmaceuticals – 7.1%
Allergan, Inc.	85	7,487
Johnson & Johnson	119	7,790
Pfizer Inc.	291	6,291

		21,568

Railroads – 4.2%
Kansas City Southern (A)	53	3,598
Union Pacific Corporation	87	9,198

		12,796

Restaurants – 2.3%
McDonald’s Corporation	71	7,073

Semiconductors – 4.1%
Altera Corporation	109	4,036
Broadcom Corporation, Class A	52	1,516
Microchip Technology Incorporated	184	6,752

		12,304

Soft Drinks – 2.3%
Coca-Cola Company (The)	101	7,060

Systems Software – 2.3%
Oracle Corporation	271	6,961

Tobacco – 3.4%
Philip Morris International Inc.	135	10,576

TOTAL COMMON STOCKS – 98.7%		$298,641
(Cost: $260,200)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.2%
McCormick & Co. Inc.,
0.090%, 1–3–12 (B)	$3,060	3,060
St. Jude Medical, Inc.,
0.150%, 1–12–12 (B)	673	673

		3,733

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (C)	169	169

TOTAL SHORT-TERM SECURITIES – 1.3%		$3,902
(Cost: $3,902)

TOTAL INVESTMENT SECURITIES – 100.0%		$302,543
(Cost: $264,102)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(38)

NET ASSETS – 100.0%		$302,505

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$298,641	$—	$—
Short-Term Securities	—	3,902	—
Total	$298,641	$3,902	$—

There	were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$265,074

Gross unrealized appreciation	42,466
Gross unrealized depreciation	(4,997)

Net unrealized appreciation	$37,469

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 2.3%
Primary Health Care Limited	1,626	$5,123

Belgium – 2.3%
ageas N.V.	3,287	5,105

Brazil – 0.8%
HRT Participacoes Em Petroleo S.A. (A)	6	1,728

Canada – 2.7%
Fairfax Financial Holdings Limited	14	5,973

France – 3.4%
Carrefour S.A.	333	7,592

Germany – 2.9%
Deutsche Lufthansa Aktiengesellschaft	193	2,295
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	35	4,262

		6,557

Greece – 0.2%
Intralot S.A. Integrated Lottery Systems and Services	626	546

Hong Kong – 4.5%
First Pacific Company Limited	9,773	10,167

Italy – 3.2%
EXOR S.p.A.	360	7,248

Japan – 16.4%
Canon Inc.	182	8,063
Dai-ichi Mutual Life Insurance Company (The)	4	4,312
Honda Motor Co., Ltd.	386	11,778
Nintendo Co., Ltd.	7	1,019
Sega Sammy Holdings Inc.	544	11,762

		36,934

Netherlands – 4.5%
TNT Express N.V.	793	5,923
TNT N.V.	1,296	4,128

		10,051

Switzerland – 2.3%
Actelion Ltd	148	5,081

United Kingdom – 4.4%
BP plc, ADR	231	9,890

United States – 39.6%
American International Group, Inc. (A)	410	9,512
Bank of America Corporation	1,786	9,928
Chesapeake Energy Corporation	268	5,965
Citigroup Inc.	419	11,032
Dell Inc. (A)	998	14,599
FedEx Corporation	49	4,079
GameStop Corp, Class A (A)	482	11,631

Microsoft Corporation	551	14,294
Pfizer Inc.	382	8,266

		89,306

TOTAL COMMON STOCKS – 89.5%		$201,301
(Cost: $220,933)

PREFERRED STOCKS – 4.0%
United States
Chesapeake Energy Corporation, 5.75% Cumulative (B)	9	$8,992

(Cost: $9,176)

WARRANTS – 1.5%
United States
JPMorgan Chase & Co., Expires 10-28-18 (C)	409	$3,473

(Cost: $5,192)

OTHER GOVERNMENT SECURITIES – 0.2%	Principal
Greece
Hellenic Republic, 4.000%, 8-20-13 (D)	EUR1,199	$354

(Cost: $727)

SHORT-TERM SECURITIES
Commercial Paper – 2.9%
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.110%, 1–11–12 (E)	$3,500	3,500
0.120%, 1–11–12 (E)	1,135	1,135
0.120%, 1–23–12 (E)	1,745	1,745

		6,380

United States Government Agency Obligations – 2.1%
Fannie Mae Discount Notes, 0.010%, 2–29–12	2,561	2,561
Freddie Mac Discount Notes, 0.060%, 1–9–12	2,000	2,000
Overseas Private Investment Corporation, 0.070%, 1–9–12 (F)	300	300

		4,861

TOTAL SHORT-TERM SECURITIES – 5.0%		$11,241
(Cost: $11,241)

TOTAL INVESTMENT SECURITIES – 100.2%		$225,361
(Cost: $247,269)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(462)

NET ASSETS – 100.0%		$224,899

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$201,301	$—	$—
Preferred Stocks	—	8,992	—
Warrants	3,473	—	—
Other Government Securities	—	354	—
Short-Term Securities	—	11,241	—
Total	$204,774	$20,587	$—
Forward Foreign Currency Contracts	$—	$64	$—
Liabilities
Forward Foreign Currency Contracts	$—	$88	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Toronto-Dominion Bank (The)	624,000	2-8-12	$—	$72
Sell	Japanese Yen	Scotia Capital Inc. (USA)	32,200	2-15-12	3	—
Sell	Japanese Yen	State Street Global Markets	287,500	3-28-12	15	—
Sell	Japanese Yen	State Street Global Markets	129,000	3-28-12	—	16
Sell	Japanese Yen	Royal Bank of Canada	606,300	3-28-12	35	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	843,200	5-9-12	11	—
					$64	$88

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $8,992 or 4.0% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following	acronyms are used throughout this schedule:

ADR = American	Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$249,782

Gross unrealized appreciation	29,812
Gross unrealized depreciation	(54,233)

Net unrealized depreciation	$(24,421)

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 6.0%
Boeing Company (The)	136	$9,956
General Dynamics Corporation	62	4,114
Honeywell International Inc.	90	4,911

		18,981

Asset Management & Custody Banks – 1.1%
T. Rowe Price Group, Inc.	59	3,366

Brewers – 1.0%
Anheuser-Busch Inbev S.A., ADR	52	3,196

Broadcasting – 0.5%
CBS Corporation, Class B	62	1,672

Casinos & Gaming – 2.4%
Wynn Resorts, Limited	70	7,721

Communications Equipment – 1.5%
QUALCOMM Incorporated	87	4,732

Construction & Engineering – 0.2%
Fluor Corporation	16	789

Construction & Farm Machinery & Heavy Trucks – 3.8%
Caterpillar Inc.	71	6,387
Cummins Inc.	18	1,554
Deere & Company	54	4,192

		12,133

Consumer Finance – 1.4%
Capital One Financial Corporation	104	4,377

Data Processing & Outsourced Services – 1.9%
Visa Inc., Class A	60	6,071

Distillers & Vintners – 1.4%
Diageo plc, ADR	52	4,581

Diversified Banks – 2.0%
Wells Fargo & Company	235	6,488

Diversified Chemicals – 1.2%
Dow Chemical Company (The)	134	3,855

Diversified Metals & Mining – 2.4%
Rio Tinto plc, ADR	94	4,582
Southern Copper Corporation	106	3,208

		7,790

Electric Utilities – 0.5%
PPL Corporation	55	1,609

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	88	4,088

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	202	8,484

Homebuilding – 1.2%
D.R. Horton, Inc.	308	3,888

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	51	2,442

Household Products – 1.7%
Colgate-Palmolive Company	43	3,945
Procter & Gamble Company (The)	24	1,628

		5,573

Industrial Conglomerates – 1.9%
General Electric Company	341	6,109

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	37	3,152

Integrated Oil & Gas – 3.7%
ConocoPhillips	57	4,163
Exxon Mobil Corporation	91	7,704

		11,867

Integrated Telecommunication Services – 2.5%
AT&T Inc.	267	8,076

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	44	3,952

Mortgage REITs – 2.1%
American Capital Agency Corp.	239	6,712

Multi-Utilities – 0.5%
PG&E Corporation	42	1,711

Oil & Gas Drilling – 2.3%
Seadrill Limited	222	7,359

Oil & Gas Equipment & Services – 8.4%
Baker Hughes Incorporated	59	2,855
Halliburton Company	125	4,298
National Oilwell Varco, Inc.	117	7,959
Schlumberger Limited	172	11,726

		26,838

Oil & Gas Exploration & Production – 1.4%
Apache Corporation	48	4,352

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	227	7,539

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	27	3,055

Pharmaceuticals – 4.7%
Johnson & Johnson	98	6,443
Merck & Co., Inc.	30	1,125
Pfizer Inc.	352	7,608

		15,176

Railroads – 4.3%
Kansas City Southern (A)	52	3,543
Union Pacific Corporation	94	9,975

		13,518

Restaurants – 3.7%
McDonald’s Corporation	85	8,478
Starbucks Corporation	71	3,276

		11,754

Semiconductors – 4.1%
Microchip Technology Incorporated	354	12,973

Soft Drinks – 1.5%
Coca-Cola Company (The)	68	4,765

Systems Software – 1.1%
Oracle Corporation	141	3,615

Tobacco – 7.2%
Altria Group, Inc.	277	8,226
Philip Morris International Inc.	189	14,860

		23,086

TOTAL COMMON STOCKS – 89.9%		$287,445
(Cost: $235,788)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.8%
General Mills, Inc., 0.200%, 2–27–12 (B)	$2,000	1,999
Harley-Davidson Funding Corp., 0.540%, 2–9–12 (B)	5,000	4,997
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.310%, 1–20–12 (B)	3,000	2,999
International Business Machines Corporation, 0.050%, 1–23–12 (B)	3,000	3,000
Wisconsin Electric Power Co., 0.120%, 1–3–12 (B)	5,601	5,602

		18,597

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	2,145	2,145

Municipal Obligations – Taxable – 3.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y, 0.100%, 1–3–12 (C)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1–3–12 (C)	7,500	7,500

		10,500

TOTAL SHORT-TERM SECURITIES – 9.8%		$31,242
(Cost: $31,242)

TOTAL INVESTMENT SECURITIES – 99.7%		$318,687
(Cost: $267,030)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		896

NET ASSETS – 100.0%		$319,583

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$287,445	$—	$—
Short-Term Securities	—	31,242	—
Total	$287,445	$31,242	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2011.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$268,402

Gross unrealized appreciation	58,763
Gross unrealized depreciation	(8,478)

Net unrealized appreciation	$50,285

SCHEDULE OF INVESTMENTS lvy Energy Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.0%
BorgWarner Inc. (A)	18	$1,170

Coal & Consumable Fuels – 2.5%
Alpha Natural Resources, Inc. (A)	22	450
Arch Coal, Inc.	53	763
Cameco Corporation	31	551
Peabody Energy Corporation	33	1,095

		2,859

Construction & Engineering – 2.7%
Chicago Bridge & Iron Company N.V., NY Shares	35	1,306
Fluor Corporation	38	1,922

		3,228

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	7	616
Cummins Inc.	12	1,056

		1,672

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	25	1,730

Industrial Machinery – 1.4%
Gardner Denver, Inc.	21	1,611

Integrated Oil & Gas – 10.3%
BP plc, ADR	22	940
ConocoPhillips	33	2,383
Exxon Mobil Corporation	44	3,768
Occidental Petroleum Corporation	38	3,516
Suncor Energy Inc.	44	1,260

		11,867

Oil & Gas Drilling – 6.2%
ENSCO International Incorporated	21	991
Helmerich & Payne, Inc.	51	2,976
Nabors Industries Ltd. (A)	88	1,522
Seadrill Limited	49	1,626

		7,115

Oil & Gas Equipment & Services – 31.4%
Baker Hughes Incorporated	67	3,249
Basic Energy Services, Inc. (A)	35	684
C&J Energy Services, Inc. (A)	47	988
Cameron International Corporation (A)	64	3,163
Core Laboratories N.V.	27	3,099
Dresser-Rand Group Inc. (A)	38	1,904
Dril-Quip, Inc. (A)	30	1,984
FMC Technologies, Inc. (A)	52	2,719
Halliburton Company	94	3,239
National Oilwell Varco, Inc.	77	5,251
Schlumberger Limited	66	4,525
Superior Energy Services, Inc. (A)	73	2,068
Tenaris S.A., ADR	40	1,472
Weatherford International Ltd. (A)	123	1,807

		36,152

Oil & Gas Exploration & Production – 27.3%
Anadarko Petroleum Corporation	52	3,971
Apache Corporation	34	3,053
Cabot Oil & Gas Corporation	27	2,046
CNOOC Limited, ADR	7	1,231
Concho Resources Inc. (A)	13	1,256
Continental Resources, Inc. (A)	61	4,039
Devon Energy Corporation	9	553
EOG Resources, Inc.	13	1,325
Kosmos Energy Ltd. (A)	59	728
Laredo Petroleum Holdings, Inc. (A)	26	582
Newfield Exploration Company (A)	52	1,968
Noble Energy, Inc.	28	2,608
Oasis Petroleum LLC (A)	58	1,699
Plains Exploration and Production Company (A)	40	1,480
Southwestern Energy Company (A)	81	2,571
St. Mary Land & Exploration Company	20	1,462
Ultra Petroleum Corp. (A)	30	880

		31,452

Oil & Gas Refining & Marketing – 0.6%
Clean Energy Fuels Corp. (A)	56	702

Oil & Gas Storage & Transportation – 8.4%
El Paso Corporation	135	3,598
El Paso Pipeline Partners, L.P.	49	1,689
Enbridge Inc.	79	2,952
Williams Companies, Inc. (The)	45	1,474

		9,713

TOTAL COMMON STOCKS – 94.8%		$109,271
(Cost: $81,695)

SHORT-TERM SECURITIES – 5.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (B)	$5,995	$5,995

(Cost: $5,995)

TOTAL INVESTMENT SECURITIES – 100.0%		$115,266
(Cost: $87,690)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		37

NET ASSETS – 100.0%		$115,303

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$109,271	$—	$—
Short-Term Securities	—	5,995	—
Total	$109,271	$5,995	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary	Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 90,780

Gross unrealized appreciation	28,941
Gross unrealized depreciation	(4,455)

Net unrealized appreciation	$ 24,486

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria – 1.0%
Andritz AG	24	$2,013

France – 10.5%
Compagnie de Saint-Gobain	25	960
France Telecom	60	942
Gemalto N.V.	50	2,432
Ingenico S.A.	84	3,033
LVMH Moet Hennessy – Louis Vuitton	15	2,124
Sanofi-Aventis	40	2,938
Schneider Electric S.A.	20	1,053
Total S.A.	50	2,556
Vinci	120	5,243

		21,281

Germany – 15.7%
Allianz AG, Registered Shares	20	1,913
Bayer AG	60	3,836
Dialog Semiconductor plc (A)	250	4,070
Fresenius SE & Co. KGaA	20	1,850
Linde AG	40	5,952
MorphoSys AG (A)	70	1,588
NORMA Group AG (A)(B)	125	2,588
Porsche Automobil Holding SE	30	1,606
Siemens AG	30	2,886
TOM TAILOR Holding AG (A)	50	796
Wirecard AG	300	4,822

		31,907

Ireland – 1.6%
Paddy Power plc	56	3,241

Italy – 2.5%
Pirelli & C. S.p.A.	100	842
Saipem S.p.A.	100	4,252

		5,094

Luxembourg – 1.5%
Acergy S.A.	163	3,027

Netherlands – 3.8%
ING Groep N.V., Certicaaten Van Aandelen (A)	500	3,598
Unilever N.V., Certicaaten Van Aandelen	120	4,127

		7,725

Norway – 1.9%
StatoilHydro ASA	151	3,866

Portugal – 1.6%
Galp Energia, SGPS, S.A., Class B	220	3,240

Russia – 1.1%
Sberbank (Savings Bank of the Russian Federation)	1,000	2,250

Spain – 0.5%
Tecnicas Reunidas, S.A.	30	1,078

Sweden – 0.7%
Tele2 AB	70	1,362

Switzerland – 9.2%
ARYZTA AG	66	3,201
BELIMO Holding AG, Registered Shares	1	1,227
Credit Suisse Group AG, Registered Shares	30	705
Nestle S.A., Registered Shares	130	7,473
Roche Holdings AG, Genusscheine	20	3,390
Syngenta AG	5	1,464
TEMENOS Group AG (A)	70	1,148

		18,608

United Kingdom – 27.7%
Aggreko plc	100	3,132
Aurora Russia Limited (A)	1,557	774
Barclays plc	796	2,178
BG Group plc	220	4,703
Britvic plc	350	1,749
Burberry Group plc	60	1,104
Capita Group plc (The)	250	2,440
Compass Group plc	300	2,847
Experian plc	100	1,360
GlaxoSmithKline plc	170	3,885
HSBC Holdings plc	555	4,231
Imperial Tobacco Group plc	180	6,808
Prudential plc	300	2,975
Rio Tinto plc	70	3,397
Tesco plc	200	1,253
Vodafone Group plc	2,300	6,390
Weir Group plc (The)	100	3,156
Xstrata plc	250	3,796

		56,178

TOTAL COMMON STOCKS – 79.3%		$160,870
(Cost: $151,378)

PREFERRED STOCKS
Germany – 4.1%
Volkswagen AG	5	749
Volkswagen AG (B)	50	7,491

TOTAL PREFERRED STOCKS – 4.1%		$8,240
(Cost: $5,137)

SHORT-TERM SECURITIES	Principal
Master Note – 1.9%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	$3,792	3,792

Municipal Obligations – Taxable – 13.7%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.050%, 1–3–12 (C)	12,563	12,563
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1–3–12 (C)	11,000	11,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.070%, 1–9–12 (C)	4,300	4,300

		27,863

TOTAL SHORT-TERM SECURITIES – 15.6%		$31,655
(Cost: $31,655)

TOTAL INVESTMENT SECURITIES – 99.0%		$200,765
(Cost: $188,170)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%	2,025

NET ASSETS – 100.0%	$202,790

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$17,850	$774	$—
Other Sectors	142,246	—	—
Total Common Stocks	$160,096	$774	$—
Preferred Stocks	8,240	—	—
Short-Term Securities	—	31,655	—
Total	$168,336	$32,429	$—
Forward Foreign Currency Contracts	$—	$1,049	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	14,600	3-14-12	$1,049	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $10,079 or 5.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 190,072

Gross unrealized appreciation	25,777
Gross unrealized depreciation	(15,084)

Net unrealized appreciation	$ 10,693

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Metals & Mining – 0.9%
Southern Copper Corporation	70	$2,111

Oil & Gas Storage & Transportation – 0.3%
Plains All American Pipeline, L.P.	10	743

Tobacco – 0.3%
Altria Group, Inc.	23	675

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	1,051	603

TOTAL COMMON STOCKS – 1.8%		$4,132
(Cost: $3,737)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$1,200	1,284
Embraer Overseas Limited,
6.375%, 1–24–17	1,700	1,831

		3,115

Agricultural Products – 2.0%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,838
9.500%, 8–15–14 (B)	500	557
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	1,700	1,738
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	575	556

		4,689

Air Freight & Logistics – 0.2%
FedEx Corporation,
7.375%, 1–15–14	500	559

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	768	785
GOL Finance,
9.250%, 7–20–20	1,200	1,107
TAM Capital 2 Inc.,
9.500%, 1–29–20	525	561

		2,453

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	750	787

Asset Management & Custody Banks – 0.8%
Bhira Investments Limited,
8.500%, 4–27–71	2,100	1,993

Automotive Retail – 0.7%
TGI International Ltd.,
9.500%, 10–3–17	1,600	1,716

Brewers – 0.7%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL450	253
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10–15–12	$750	762
Miller Brewing Company,
5.500%, 8–15–13	500	533

		1,548

Broadcasting – 0.9%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (D)	2,050	2,147

Coal & Consumable Fuels – 1.6%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (B)	1,800	1,791
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	550	587
PT Adaro Indonesia,
7.625%, 10–22–19	1,370	1,488

		3,866

Construction & Engineering – 0.7%
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)	525	540
Odebrecht Finance Ltd.:
7.500%, 10–18–17	500	538
7.500%, 10–18–17 (B)	500	538

		1,616

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	365	364

Consumer Finance – 0.4%
Banco BMG S.A.,
9.150%, 1–15–16	990	941

Distillers & Vintners – 0.2%
Diageo Capital plc,
7.375%, 1–15–14	250	283
Diageo Finance B.V.,
5.500%, 4–1–13	250	264

		547

Diversified Banks – 7.5%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	1,850	1,865
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (B)	1,500	1,140
Banco de Bogota S.A.,
5.000%, 1–15–17 (B)	400	403
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	2,300	2,293
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (B)	1,500	1,488
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (B)	750	728
Banco Santander Chile, S.A.:
5.375%, 12–9–14	250	257
3.750%, 9–22–15 (B)	1,450	1,446
3.750%, 9–22–15	300	299
Bancolombia S.A.,
4.250%, 1–12–16	1,700	1,682
ICICI Bank Limited:
5.750%, 1–12–12 (B)	500	500
5.750%, 1–12–12	250	250
6.625%, 10–3–12 (B)	900	922
6.625%, 10–3–12	250	256
4.750%, 11–25–16 (B)	1,250	1,188
SB Capital S.A.,
5.499%, 7–7–15	550	556
Sberbank Rossii OAO,
6.480%, 5–15–13	1,000	1,049
State Bank of India,
4.500%, 10–23–14	1,000	989
VTB Capital S.A.,
6.609%, 10–31–12	250	256

		17,567

Diversified Chemicals – 0.5%
Dow Chemical Company (The),
7.600%, 5–15–14	1,000	1,131

Diversified Metals & Mining – 2.8%
Anglo American Capital plc,
9.375%, 4–8–14	500	571
Glencore Funding LLC,
6.000%, 4–15–14 (B)	1,640	1,694
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	750	877
Southern Peru Copper Corporation,
6.375%, 7–27–15 (B)	275	299
Suzano Trading Ltd,
5.875%, 1–23–21 (B)	1,400	1,288
Teck Cominco Limited,
7.000%, 9–15–12	500	519
Teck Resources Limited,
9.750%, 5–15–14	500	588
Vedanta Resources plc,
8.750%, 1–15–14	800	776

		6,612

Electric Utilities – 4.3%
Allegheny Energy, Inc.,
8.250%, 4–15–12 (B)	1,500	1,527
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)	1,050	840
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (B)	955	783
ENEL Finance International S.A.,
3.875%, 10–7–14 (B)	500	487
Majapahit Holding B.V.,
7.750%, 10–17–16	1,200	1,347
Monongahela Power Company,
7.950%, 12–15–13 (B)	1,000	1,118
Oncor Electric Delivery Company LLC,
6.375%, 5–1–12	1,000	1,016
PPL Energy Supply, LLC,
6.300%, 7–15–13	500	534
Rural Electrification Corporation Limited,
4.250%, 1–25–16	1,675	1,601
RusHydro Finance Limited,
7.875%, 10–28–15 (C)	RUB20,000	583
Tata Electric Companies,
8.500%, 8–19–17	$250	268

		10,104

Food Distributors – 1.4%
Cargill, Inc.,
6.375%, 6–1–12 (B)	1,000	1,023
Olam International Limited,
7.500%, 8–12–20	2,500	2,314

		3,337

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17	997	897

Homebuilding – 1.5%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	2,470	2,409
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	1,000	990

		3,399

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15	2,150	2,161

Household Products – 0.3%
Clorox Co.,
5.450%, 10–15–12	700	725

Independent Power Producers & Energy Traders – 3.4%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	2,500	2,449
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13	1,500	1,639

Listrindo Capital B.V.:
9.250%, 1–29–15	2,050	2,230
9.250%, 1–29–15 (B)	650	707
TransAlta Corporation,
5.750%, 12–15–13	1,000	1,071

		8,096

Industrial Conglomerates – 1.0%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (E)	1,900	2,392

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13	250	267

Integrated Oil & Gas – 1.2%
Cenovus Energy Inc.,
4.500%, 9–15–14	500	539
Empresa Nacional del Petroleo,
6.750%, 11–15–12 (B)	750	782
Gazprom International S.A.,
7.201%, 2–1–20	704	744
Gazstream S.A.,
5.625%, 7–22–13	246	252
Petro-Canada,
4.000%, 7–15–13	500	518

		2,835

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
0.500%, 2–11–16 (C)(F)	CNY7,600	996

IT Consulting & Other Services – 0.5%
iGATE Corporation,
9.000%, 5–1–16 (B)	$1,200	1,239

Marine – 1.7%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	2,360	1,964
SCF Capital Limited:
5.375%, 10–27–17	1,150	989
5.375%, 10–27–17 (B)	1,000	860

		3,813

Multi-Utilities – 2.1%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13	1,000	1,058
Aquila, Inc.,
11.875%, 7–1–12 (F)	500	525
Black Hills Corporation:
6.500%, 5–15–13	1,500	1,585
9.000%, 5–15–14	1,400	1,586
Veolia Environment,
5.250%, 6–3–13	250	263

		5,017

Office Electronics – 0.1%
Xerox Corporation,
5.500%, 5–15–12	250	254

Oil & Gas Drilling – 2.9%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	1,334	1,312
Noble Group Limited:
8.500%, 5–30–13	1,300	1,320
4.875%, 8–5–15	1,400	1,281
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	1,628	1,615
5.250%, 7–30–18	335	333
Weatherford International, Inc.,
5.950%, 6–15–12	1,000	1,018

		6,879

Oil & Gas Equipment & Services – 1.0%
Petroleum Geo-Services ASA, Convertible,
2.700%, 12–3–12	2,400	2,358

Oil & Gas Exploration & Production – 4.3%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	500	538
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	3,700	2,211
Novatek Finance Limited,
5.326%, 2–3–16 (B)	2,200	2,217
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)	2,000	2,260
Pan American Energy LLC:
7.750%, 2–9–12	275	275
7.875%, 5–7–21 (B)	1,000	1,005
7.875%, 5–7–21	500	503
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9–30–16	776	830

		9,839

Oil & Gas Storage & Transportation – 3.8%
DCP Midstream, LLC,
9.700%, 12–1–13 (B)	500	564
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP2,300,000	1,245
Energy Transfer Partners, L.P.,
5.650%, 8–1–12	$1,000	1,022
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	898	957
7.500%, 5–31–14 (B)	449	478
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	560	605
ONEOK Partners, L.P.,
5.900%, 4–1–12	500	506
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	500	559
TransCapital Limited:
7.700%, 8–7–13	500	539
5.670%, 3–5–14 (B)	1,700	1,763
Transneft,
6.103%, 6–27–12	500	511

		8,749

Packaged Foods & Meats – 2.7%
BFF International Limited,
7.250%, 1–28–20 (B)	2,000	2,205
Bunge Limited Finance Corp.,
5.350%, 4–15–14	925	970
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (B)	1,000	1,066
Cosan Finance Limited,
7.000%, 2–1–17	128	139
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)	1,300	1,180
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	450	510
Kraft Foods Inc.,
6.000%, 2–11–13	250	263

		6,333

Paper Products – 1.8%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)	1,196	1,169
6.750%, 3–3–21 (B)	160	146
International Paper Company,
7.400%, 6–15–14	400	444
Inversiones CMPC S.A.,
4.750%, 1–19–18 (B)	1,925	2,009
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	625	575

		4,343

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.125%, 2–10–14	500	535

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	920

Publishing – 0.2%
Pearson Dollar Finance Two plc,
5.500%, 5–6–13	350	368

Railroads – 0.6%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12	300	307
Kansas City Southern Railway Company (The),
8.000%, 6–1–15	975	1,035

		1,342

Restaurants – 0.2%
Arcos Dorados B.V.,
7.500%, 10–1–19 (B)	525	580

Soft Drinks – 0.1%
PepsiAmericas, Inc.,
5.750%, 7–31–12	200	206

Steel – 2.0%
ArcelorMittal:
5.375%, 6–1–13	855	875
9.000%, 2–15–15	500	553
Evraz Group S.A.,
8.875%, 4–24–13	1,800	1,873
Steel Capital S.A.,
6.250%, 7–26–16 (B)	1,500	1,396

		4,697

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13	500	560

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (B)	700	713
CITIC Resources Holdings Limited,
6.750%, 5–15–14	700	712

		1,425

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	538
3.625%, 3–30–15	800	838
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (B)	250	276
Mobile TeleSystems Finance S.A.,
8.000%, 1–28–12	600	602
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (C)	RUB6,000	185
Vimpel-Communications,
6.493%, 2–2–16 (B)	$1,775	1,662
VIP Finance Ireland Limited,
8.375%, 4–30–13	550	572

		4,673

TOTAL CORPORATE DEBT SECURITIES – 64.1%		$150,990
(Cost: $151,551)

OTHER GOVERNMENT SECURITIES
Argentina – 1.2%
City of Buenos Aires,
12.500%, 4–6–15	1,000	1,044
Compania Latinoamericana de Infraestructura & Servicios S.A.:
9.750%, 5–10–12	410	390
9.500%, 12–15–16	815	717
Province of Buenos Aires (The),
11.750%, 10–5–15	650	582

		2,733

Supranational – 1.3%
Central American Bank for Economic Integration:
4.875%, 1–15–12	500	500
4.875%, 1–15–12 (B)	500	500
5.375%, 9–24–14	1,000	1,062
Corporacion Andina de Fomento,
6.875%, 3–15–12	1,000	1,009

		3,071

Venezuela – 1.5%
Corporacion Andina de Fomento, 3.750%, 1–15–16	3,625	3,682

TOTAL OTHER GOVERNMENT SECURITIES – 4.0%		$9,486
(Cost: $9,687)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24	295	314
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 1–15–38 (G)	1,711	226
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.000%, 11–15–36	308	323
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	246	257
5.000%, 6–25–22 (G)	368	18
4.000%, 7–15–23 (G)	4,116	253
4.000%, 12–15–23 (G)	1,090	82
4.000%, 2–15–24 (G)	1,654	114
4.000%, 4–15–24 (G)	1,334	92
4.000%, 9–25–24	256	268
5.000%, 2–25–35	136	139
3.500%, 9–25–39	294	308
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3–1–22	253	272
5.000%, 8–1–23	116	125
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11–20–36 (G)	1,925	248
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	183	199

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$3,238
(Cost: $4,296)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.7%
United States Treasury Bonds,
3.750%, 8–15–41	4,700	5,513
United States Treasury Notes:
0.625%, 7–31–12	1,850	1,856
1.375%, 2–15–13	15,000	15,200
0.750%, 8–15–13	1,850	1,866
1.750%, 7–31–15	1,980	2,067
2.375%, 7–31–17	1,980	2,129
3.500%, 5–15–20	1,980	2,277
2.625%, 11–15–20	4,500	4,843
2.125%, 8–15–21	3,500	3,588

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.7%		$39,339
(Cost: $37,839)

SHORT-TERM SECURITIES
Commercial Paper – 9.2%
Becton Dickinson & Co.,
0.080%, 1–5–12 (H)	2,250	2,250
CVS Caremark Corporation,
0.390%, 1–10–12 (H)	3,500	3,500
General Mills, Inc.,
0.185%, 1–5–12 (H)	1,560	1,560
McCormick & Co. Inc.,
0.090%, 1–3–12 (H)	2,494	2,494

St. Jude Medical, Inc.,
0.150%, 1–12–12 (H)	3,859	3,859
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.100%, 1–27–12 (H)	4,000	4,000
Verizon Communications Inc.,
0.380%, 1–5–12 (H)	4,000	3,999

		21,662

Master Note – 2.0%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (I)	4,595	4,595

TOTAL SHORT-TERM SECURITIES – 11.2%		$26,257
(Cost: $26,257)

TOTAL INVESTMENT SECURITIES – 99.2%		$233,442
(Cost: $233,367)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,889

NET ASSETS – 100.0%		$235,331

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,132	$—	$—
Corporate Debt Securities	—	146,336	4,654
Other Government Securities	—	8,379	1,107
United States Government Agency Obligations	—	3,238	—
United States Government Obligations	—	39,339	—
Short-Term Securities	—	26,257	—
Total	$4,132	$223,549	$5,761
Forward Foreign Currency Contracts	$—	$510	$—
Liabilities
Forward Foreign Currency Contracts	$—	$835	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 4-1-11	$3,101	$1,200
Net realized gain (loss)	(33)	—
Net change in unrealized appreciation (depreciation)	(281)	(93)
Purchases	1,353	—
Sales	(1,934)	—
Transfers into Level 3 during the period	2,448	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-11	$4,654	$1,107
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(272)	$(93)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	29,800	3-11-13	$—	$108
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	29,800	6-10-13	—	133
Buy	Chinese Yuan Renminbi	Goldman Sachs International	44,600	9-13-13	—	234
Buy	Chinese Yuan Renminbi	Citibank, N.A.	15,300	9-23-13	—	48
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	15,300	9-26-13	—	19
Sell	Euro	Nomura Securities International	5,200	10-18-12	510	—
Sell	Japanese Yen	Deutsche Bank AG	548,300	2-10-12	—	293

					$510	$835

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $54,787 or 23.3% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, COP - Columbian Peso and RUB - Russian Ruble).

(D)	Step bond security. This security currently pays the stated rate but this rate will increase in the future.

(E)	Zero coupon bond.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage	Obligation

GTD = Guaranteed

REMIC = Real Estate	Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$233,367

Gross unrealized appreciation	5,631
Gross unrealized depreciation	(5,556)

Net unrealized appreciation	$75

SCHEDULE OF INVESTMENTS lvy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 2.5%
Companhia de Saneamento de Minas Gerais	597	$10,696
Companhia Energetica de Minas Gerais—CEMIG, ADR	1,750	31,133
Suzano Bahia Sul Papel E Celulose S.A.	12,000	43,360
Tractebel Energia S.A.	1,394	22,391

		107,580

Canada – 14.4%
Advantage Oil & Gas Ltd. (A)	3,171	13,196
Agrium Inc.	1,000	67,110
Athabasca Oil Sands Corp. (A)	3,500	42,910
Barrick Gold Corporation	1,000	45,250
Canadian Natural Resources Limited	1,500	56,172
First Quantum Minerals Ltd.	7,200	141,704
IAMGOLD Corporation	3,250	51,617
Neo Material Technologies Inc. (A)	2,500	17,988
Potash Corporation of Saskatchewan Inc.	3,550	146,545
Progress Energy Resources Corp.	500	6,498
Silver Wheaton Corp.	400	11,584
Southern Pacific Resource Corp. (A)	6,080	8,355
Teck Cominco Limited	600	21,149

		630,078

China – 4.0%
China Metal Recycling (Holdings) Limited (B)	62,084	67,146
GCL-Poly Energy Holdings Limited	210,000	58,674
Hidili Industry International Development Limited	20,000	5,949
Sino-Forest Corporation, Class A (A)(B)	15,000	304
Trina Solar Limited, ADR (A)(B)	4,500	30,060
Yingli Green Energy Holding Company Limited, ADR (A)	2,500	9,500

		171,633

Cyprus – 0.2%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)	3,630	7,260

Hong Kong – 0.1%
China Vanadium Titano-Magnetite Mining Company Limited, H Shares	15,000	2,936

India – 1.3%
Adani Enterprises Limited	1,500	8,293
Infrastructure Development Finance Company Limited	12,500	21,573
Shree Renuka Sugars Limited	5,000	2,363
Sterlite Industries (India) Limited	15,000	25,337

		57,566

Indonesia – 0.4%
PT Adaro Energy Tbk	50,000	9,760
PT Harum Energy Tbk	12,500	9,443

		19,203

Israel – 0.6%
Israel Chemicals Ltd.	2,573	26,665

Italy – 0.1%
Saipem S.p.A.	100	4,252

Japan – 0.6%
Mitsubishi Corporation	1,250	25,253

Netherlands – 0.6%
LyondellBasell Industries N.V., Class A	850	27,617

Norway – 0.1%
DNO International ASA (A)	2,000	2,501

Russia – 1.4%
Mechel OAO, ADR	1,050	3,675
Mechel Steel Group OAO, ADR	4,250	36,125
OJSC PhosAgro, GDR	100	844
Open Joint Stock Company “RusHydro”, ADR	2,500	7,625
Open Joint Stock Company Gazprom, ADR	1,000	10,660

		58,929

Singapore – 0.3%
Indofood Agri Resources Ltd. (A)	12,000	11,703

South Korea – 2.7%
LG Chem, Ltd. (A)	425	117,922

Thailand – 0.9%
Banpu Public Company Limited	2,300	39,803

United Kingdom – 13.7%
Antofagasta plc	1,250	23,586
Chariot Oil & Gas Limited (A)	2,800	4,653
ENSCO International Incorporated	3,500	164,220
Randgold Resources Limited, ADR	400	40,840
Rio Tinto plc	2,425	117,687
Rio Tinto plc, ADR	300	14,676
Xstrata plc	15,000	227,823

		593,485

United States – 47.2%
Allegheny Technologies Incorporated	2,000	95,600
Baker Hughes Incorporated	3,400	165,375
Boise Inc.	2,500	17,800
Cabot Oil & Gas Corporation	2,861	217,149
Cameron International Corporation (A)	2,500	122,975
Celanese Corporation, Series A	3,000	132,810
Chesapeake Energy Corporation	500	11,145
Cliffs Natural Resources Inc.	750	46,763
CONSOL Energy Inc.	1,250	45,875
Dow Chemical Company (The)	300	8,628
E.I. du Pont de Nemours and Company	225	10,301
Energy XXI (Bermuda) Limited (A)	350	11,158
EXCO Resources, Inc.	1,000	10,450
Freeport-McMoRan Copper & Gold Inc., Class B	500	18,395
Halliburton Company	4,750	163,923
International Paper Company	900	26,640
Kodiak Oil & Gas Corp. (A)	11,000	104,500
Laredo Petroleum Holdings, Inc. (A)	395	8,813
Marathon Oil Corporation	750	21,953
Noble Energy, Inc.	275	25,957
Occidental Petroleum Corporation	1,250	117,125
Peabody Energy Corporation	2,800	92,708
Pioneer Natural Resources Company	800	71,584
Plains Exploration and Production Company (A)	5,500	201,960

QEP Resources, Inc.	750	21,975
Rock-Tenn Company, Class A	400	23,080
Schlumberger Limited (D)	1,750	119,543
Solutia Inc.	2,700	46,656
Walter Industries, Inc.	625	37,850
Williams Companies, Inc. (The)	1,500	49,530
Xylem Inc.	150	3,854

		2,052,075

TOTAL COMMON STOCKS – 91.1%		$3,956,461
(Cost: $4,178,251)

PREFERRED STOCKS
Brazil – 0.2%
Bradespar S.A.	750	12,742

Russia – 0.3%
Mechel	2,000	11,000

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (A)(C)	3,500	2,625

TOTAL PREFERRED STOCKS – 0.6%		$26,367
(Cost: $50,681)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation, Call $35.00, Expires 1–23–12	40,000	41,200
Canadian Natural Resources Limited, Call $22.50, Expires 1–23–12	20,000	29,800
Occidental Petroleum Corporation: Call $40.00, Expires 1–23–12 Call $60.00, Expires 1–23–12	14,000 14,000	74,829 47,285
Peabody Energy Corporation, Call $25.00, Expires 1–23–12	18,000	14,895
Pioneer Natural Resources Company, Call $60.00, Expires 3–19–12	3,750	11,250
Williams Companies, Inc. (The): Call $17.50, Expires 1–23–12 Call $20.00, Expires 1–23–12	45,000 25,000	67,613 32,563

TOTAL PURCHASED OPTIONS – 7.4%		$319,435
(Cost: $275,131)

CORPORATE DEBT SECURITIES – 0.1%	Principal

Brazil
Bahia Sul Celulose S.A., 8.614%, 12–1–12 (E)(F)(G)	BRL10,692	$2,233

(Cost: $5,084)

SHORT-TERM SECURITIES
Commercial Paper – 0.5%
Colgate-Palmolive Company, 0.010%, 1–17–12 (H)	$6,310	6,310
Intel Corporation, 0.020%, 1–5–12 (H)	10,000	10,000
Wal-Mart Stores, Inc., 0.020%, 1–10–12 (H)	5,000	5,000

		21,310

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (I)	16	16

TOTAL SHORT-TERM SECURITIES – 0.5%		$21,326
(Cost: $21,326)

TOTAL INVESTMENT SECURITIES – 99.7%	$4,325,822
(Cost: $4,530,473)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	12,954

NET ASSETS – 100.0%	$4,338,776

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,956,122	$—	$7,260
Materials	1,749,657	—	304
Other Sectors	243,118	—	—
Total Common Stocks	$3,948,897	$—	$7,564
Preferred Stocks	23,742	—	2,625
Purchased Options	319,435	—	—
Corporate Debt Securities	—	2,233	—
Short-Term Securities	—	21,326	—
Total	$4,292,074	$23,559	$10,189
Forward Foreign Currency Contracts	$—	$8,384	$—
Liabilities
Forward Foreign Currency Contracts	$—	$609	$—
Futures Contracts	1,018	—	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 4-1-11	$7,260	$12,565	$5,773
Net realized gain (loss)	314	—	—
Net change in unrealized appreciation (depreciation)	(369,789)	(9,940)	—
Purchases	87,951	—	—
Sales	(3,155)	—	—
Transfers into Level 3 during the period	284,983	—	—
Transfers out of Level 3 during the period	—	—	(5,773)
Ending Balance 12-31-11	$7,564	$2,625	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(369,789)	$(9,940)	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	14,209	1-27-12	$4	$—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	14,209	2-3-12	6	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	14,209	2-10-12	9	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	14,209	2-17-12	11	—
Sell	Brazilian Real	Royal Bank of Canada	33,200	3-23-12	152	—
Sell	British Pound	Canadian Imperial Bank of Commerce	32,230	1-13-12	641	—
Sell	British Pound	State Street Global Markets	49,600	1-27-12	2,197	—
Sell	British Pound	Bank of New York Mellon (The)	27,700	2-3-12	986	—
Sell	British Pound	Bank of New York Mellon (The)	1,850	2-3-12	—	12
Sell	British Pound	Royal Bank of Canada	25,400	2-3-12	1,067	—
Sell	British Pound	Toronto-Dominion Bank (The)	28,600	2-10-12	667	—
Sell	British Pound	Canadian Imperial Bank of Commerce	27,300	2-17-12	667	—
Sell	British Pound	Bank of New York Mellon (The)	36,500	2-24-12	369	—
Sell	Canadian Dollar	State Street Global Markets	32,300	1-13-12	659	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	6,500	1-27-12	135	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	72,600	1-27-12	—	102
Sell	Canadian Dollar	State Street Global Markets	32,300	2-3-12	660	—
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	27,700	2-24-12	—	372
Sell	Euro	Canadian Imperial Bank of Commerce	3,020	2-24-12	107	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	1,022,000	1-25-12	47	—
Sell	Japanese Yen	State Street Global Markets	831,600	2-15-12	—	123
					$8,384	$609

The following futures contracts were outstanding at December 31, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 Index	Short	3-16-12	3,250	$(203,548)	$(223)
S&P/Toronto Stock Exchange 60 Index	Short	3-16-12	1,200	(159,937)	(795)
				$(363,485)	$(1,018)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At December 31, 2011, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	$6,183	$7,260
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	2,625
			$17,033	$9,885

The total value of these securities represented 0.2% of net assets at December 31, 2011.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $2,233 or 0.1% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global	Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 4,668,234

Gross unrealized appreciation	616,388
Gross unrealized depreciation	(958,800)

Net unrealized depreciation	$ (342,412)

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Building Products – 0.0%
Nortek, Inc. (A)	14	$377

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)	4	—	*

TOTAL COMMON STOCKS – 0.0%		$377
(Cost: $1)

PREFERRED STOCKS – 0.3%
Consumer Finance
GMAC Inc., 7% Preferred (B)	13	$9,303

(Cost: $12,066)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	13	974

Apparel Retail – 0.1%
St. John Knits International, Incorporated, Expires 12–31–29 (C)	48	1,006

TOTAL WARRANTS – 0.1%		$1,980
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.1%
Checkout Holding Corp., 0.000%, 11–15–15 (B)(D)	$3,409	1,807
National CineMedia, Inc., 7.875%, 7–15–21	2,745	2,721

		4,528

Aerospace & Defense – 2.1%
Acquisition Co., 10.000%, 6–1–17	11,120	11,398
Ducommun Incorporated, 9.750%, 7–15–18 (B)	8,656	8,786
Sequa Corporation: 11.750%, 12–1–15 (B)	21,098	22,469
13.500%, 12–1–15 (B)	21,940	23,477

		66,130

Agricultural Products – 1.4%
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	8,709	7,751
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(E)	15,967	11,905
Darling International Inc.,
8.500%, 12–15–18	25,024	27,777

		47,433

Alternative Carriers – 1.6%
Level 3 Communications, Inc.:
11.875%, 2–1–19	23,118	24,621
8.125%, 7–1–19 (B)	20,767	20,455
PAETEC Escrow Corporation,
9.875%, 12–1–18	4,880	5,368

		50,444

Apparel Retail – 0.6%
Burlington Coat Factory Warehouse Corporation,
10.000%, 2–15–19	2,000	1,955
J.Crew Group, Inc.,
8.125%, 3–1–19	18,190	17,371

		19,326

Asset Management & Custody Banks – 0.3%
Nexeo Solutions, LLC,
8.375%, 3–1–18 (B)	8,905	8,860

Auto Parts & Equipment – 0.4%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	11,541	11,974

Automotive Manufacturers – 0.3%
Chrysler Group LLC and CG:
8.000%, 6–15–19 (B)	4,000	3,660
8.250%, 6–15–21 (B)	6,286	5,720

		9,380

Automotive Retail – 1.4%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	6,755	6,772
8.375%, 11–15–20	25,593	26,233
Sonic Automotive, Inc.,
9.000%, 3–15–18	11,430	12,030

		45,035

Broadcasting – 0.8%
Cumulus Media Inc.,
7.750%, 5–1–19 (B)	21,282	18,888
LBI Media Holdings, Inc.,
9.250%, 4–15–19 (B)	3,900	3,476
Univision Communications Inc.,
8.500%, 5–15–21 (B)	3,619	3,293

		25,657

Building Products – 0.5%
Nortek, Inc.,
8.500%, 4–15–21 (B)	4,735	4,001
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	13,357	11,637

		15,638

Cable & Satellite – 0.3%
CSC Holdings, LLC,
6.750%, 11–15–21 (B)	9,950	10,472

Casinos & Gaming – 1.9%
Inn of the Mountain Gods Resort and Casino,
1.250%, 11–30–20 (E)	1,017	538
MCE Finance Limited,
10.250%, 5–15–18	17,597	18,961
MGM MIRAGE,
6.875%, 4–1–16	5,224	4,832
ROC Finance LLC and ROC Finance 1 Corp.,
12.125%, 9–1–18 (B)	24,627	25,920
Scientific Games Corporation:
8.125%, 9–15–18	975	999
9.250%, 6–15–19	8,725	9,249

		60,499

Communications Equipment – 0.8%
Brightstar Corporation,
9.500%, 12–1–16 (B)	24,205	24,689

Construction & Engineering – 0.4%
J.M. Huber Corporation,
9.875%, 11–1–19 (B)	12,535	13,162

Construction & Farm Machinery & Heavy Trucks – 0.0%
Greenbrier Companies, Inc., (The), Convertible,
3.500%, 4–1–18 (B)	1,585	1,535

Construction Materials – 1.0%
Headwaters Incorporated,
7.625%, 4–1–19	12,470	11,036
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	7,250	5,945
14.750%, 2–1–14 (B)	4,110	4,274
Hillman Group, Inc. (The),
10.875%, 6–1–18	11,777	11,660

		32,915

Consumer Finance – 3.6%
Bankrate, Inc.,
11.750%, 7–15–15	15,903	18,149
Credit Acceptance Corporation:
9.125%, 2–1–17 (B)	13,950	14,543
9.125%, 2–1–17	9,995	10,445
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	16,639	16,722
TMX Finance LLC and TitleMax Finance Corporation,
13.250%, 7–15–15	41,597	45,757
WM Finance Corp.,
11.500%, 10–1–18 (B)	8,360	8,297
WM Holdings Finance Corp.,
13.750%, 10–1–19 (B)	4,877	4,584

		118,497

Data Processing & Outsourced Services – 1.1%
CoreLogic, Inc.,
7.250%, 6–1–21 (B)	31,573	30,231
Fidelity National Information Services, Inc.,
7.625%, 7–15–17 (B)	3,471	3,740

		33,971

Diversified Chemicals – 0.6%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(F)	EUR 9,802	11,291
Styrolution Group GmbH,
7.625%, 5–15–16 (B)(F)	9,400	8,516

		19,807

Diversified Metals & Mining – 1.9%
Compass Minerals International, Inc.,
8.000%, 6–1–19	$3,850	4,148
FMG Resources Pty Ltd.,
8.250%, 11–1–19 (B)	37,500	38,155
Taseko Mines Limited,
7.750%, 4–15–19	15,941	14,387

		56,690

Diversified Support Services – 0.1%
ARAMARK Holdings Corporation,
8.625%, 5–1–16 (B)	1,949	2,007
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4–1–18	1,955	1,442

		3,449

Education Services – 7.8%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(G)	58,061	59,222
11.250%, 8–15–15 (B)(G)	97,183	99,614
12.750%, 8–15–17 (B)(G)	83,430	85,933

		244,769

Electronic Equipment & Instruments – 2.6%
CDW LLC and CDW Finance Corporation:
11.000%, 10–12–15	1,089	1,143
11.500%, 10–12–15	354	372
12.535%, 10–12–17	32,000	32,160
8.000%, 12–15–18	2,925	3,049
8.500%, 4–1–19	46,390	46,738

		83,462

Electronic Manufacturing Services – 0.5%
Jabil Circuit, Inc.:
7.750%, 7–15–16	6,860	7,649
8.250%, 3–15–18	4,070	4,691
KEMET Corporation,
10.500%, 5–1–18	4,400	4,653

		16,993

Food Distributors – 0.8%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	25,947	25,104

Food Retail – 0.2%
Beverages & More, Inc.,
9.625%, 10–1–14 (B)	4,875	4,948

Health Care Facilities – 1.3%
CHS/Community Health Systems, Inc.,
8.000%, 11–15–19 (B)	3,157	3,189
HCA Inc.,
8.000%, 10–1–18	8,820	9,327
Tenet Healthcare Corporation,
6.875%, 11–15–31	33,933	27,825

		40,341

Health Care Services – 0.4%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (B)	10,850	9,223
OnCure Holdings, Inc.,
11.750%, 5–15–17	3,370	2,662

		11,885

Health Care Supplies – 1.1%
IVD Acquisition Corporation,
11.125%, 8–15–19 (B)	34,809	36,027

Health Care Technology – 1.7%
MedAssets, Inc.,
8.000%, 11–15–18	55,145	54,042

Home Furnishings – 0.2%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	3,039	2,834
Simmons Bedding Company,
11.250%, 7–15–15 (B)	4,200	4,336

		7,170

Household Products – 0.7%
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (B)	12,200	11,590
7.875%, 8–15–19 (B)	9,639	10,073

		21,663

Independent Power Producers & Energy Traders – 1.0%
Calpine Construction Finance Company, L.P.,
8.000%, 6–1–16 (B)	4,600	4,968
NRG Energy, Inc.,
7.625%, 5–15–19 (B)	24,650	24,157
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc.,
11.500%, 10–1–20 (B)	2,150	1,825

		30,950

Industrial Machinery – 0.2%
Tempel Steel Company,
12.000%, 8–15–16 (B)	5,597	5,317

Internet Software & Services – 0.3%
Equinix, Inc.:
8.125%, 3–1–18	3,225	3,515
7.000%, 7–15–21	6,610	6,974

		10,489

Investment Banking & Brokerage – 1.9%
E*TRADE Financial Corporation:
6.750%, 6–1–16	18,500	17,945
12.500%, 11–30–17	26,711	30,182
GFI Group Inc.,
8.375%, 7–19–18	15,012	13,361

		61,488

IT Consulting & Other Services – 2.7%
Element Merger Sub, Inc.,
8.625%, 5–1–19 (B)	17,366	16,585
iGATE Corporation,
9.000%, 5–1–16 (B)	46,971	48,497
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19 (B)	18,725	18,257
SunGard Data Systems Inc.,
10.250%, 8–15–15	1,000	1,036

		84,375

Leisure Facilities – 0.5%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	16,302	16,180

Leisure Products – 0.5%
Yonkers Racing Corporation,
11.375%, 7–15–16 (B)	15,514	15,979

Life & Health Insurance – 0.4%
CNO Financial Group, Inc.,
9.000%, 1–15–18 (B)	7,315	7,717
ILFC E–Capital Trust I,
4.340%, 12–21–65 (B)(G)	7,300	4,307
Phoenix Life Insurance Company,
7.150%, 12–15–34 (B)	975	731

		12,755

Metal & Glass Containers – 0.1%
Pretium Packaging, L.L.C. and Pretium Finance, Inc.,
11.500%, 4–1–16	4,350	4,263

Movies & Entertainment – 0.4%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	7,808	7,417
MU Finance plc,
8.375%, 2–1–17 (B)	3,900	4,105

		11,522

Multi–Line Insurance – 0.5%
American International Group, Inc.,
8.175%, 5–15–58	17,550	15,620

Office Services & Supplies – 0.3%
American Reprographics Company,
10.500%, 12–15–16	10,250	9,123

Oil & Gas Drilling – 0.9%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	26,743	28,214

Oil & Gas Equipment & Services – 1.8%
Forbes Energy Services Ltd.,
9.000%, 6–15–19	2,925	2,735
Global Geophysical Services, Inc.,
10.500%, 5–1–17	5,208	4,896
SESI, LLC,
7.125%, 12–15–21 (B)	45,000	47,250

		54,881

Oil & Gas Refining & Marketing – 1.4%
Energy Partners Ltd.,
8.250%, 2–15–18	12,043	11,501
Offshore Group Investment Limited,
11.500%, 8–1–15	31,327	33,872

		45,373

Other Diversified Financial Services – 0.3%
Bank of America Corporation,
8.000%, 12–29–49 (G)	10,945	9,801

Packaged Foods & Meats – 1.0%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	15,053	15,279
9.625%, 3–15–18 (B)	15,125	13,461
FAGE Dairy Industry S.A. and FAGE USA Dairy Industry, Inc.,
9.875%, 2–1–20 (B)	2,730	2,416

		31,156

Paper Packaging – 1.1%
Sealed Air Corporation:
8.125%, 9–15–19 (B)	18,528	20,288
8.375%, 9–15–21 (B)	13,606	15,035

		35,323

Pharmaceuticals – 2.3%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(F)	EUR18,575	24,281
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	$46,910	49,256

		73,537

Publishing – 0.1%
Cambium Learning Group, Inc.,
9.750%, 2–15–17	2,425	2,352

Regional Banks – 0.6%
CIT Group, Inc.:
7.000%, 5–1–16	8,600	8,600
7.000%, 5–2–17 (B)	9,625	9,613

		18,213

Restaurants – 3.7%
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(E)	20,384	18,832
CKE Restaurants, Inc.,
11.375%, 7–15–18	18,992	20,701
Dave & Buster’s, Inc.:
0.000%, 2–15–16 (B)(D)	25,855	14,867
11.000%, 6–1–18	7,213	7,321
DineEquity, Inc.,
9.500%, 10–30–18	30,072	32,290
NPC International, Inc.,
10.500%, 1–15–20 (B)	23,695	23,813

		117,824

Retail Stores – 0.0%
Neiman Marcus Group, Inc. (The),
10.375%, 10–15–15	1,425	1,480

Security & Alarm Services – 0.1%
DynCorp International Inc.,
10.375%, 7–1–17	3,197	2,781

Semiconductor Equipment – 0.1%
MEMC Electronic Materials, Inc.,
7.750%, 4–1–19	4,900	3,540

Semiconductors – 1.3%
Freescale Semiconductor, Inc.:
10.125%, 3–15–18 (B)	3,453	3,764
8.050%, 2–1–20	24,622	23,146
10.750%, 8–1–20	10,317	10,755
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)	2,233	2,004
1.875%, 8–1–31 (B)	1,396	1,228

		40,897

Specialized Consumer Services – 0.5%
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	17,247	16,212

Specialized Finance – 0.5%
International Lease Finance Corporation:
6.250%, 5–15–19	12,289	11,350
8.625%, 1–15–22	4,918	4,973

		16,323

Specialized REITs – 1.9%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	60,813	56,252
Host Hotels & Resorts, L.P.,
6.000%, 10–1–21 (B)	2,500	2,563

		58,815

Steel – 0.2%
Optima Specialty Steel Inc.,
12.500%, 12–15–16 (B)	5,000	4,963

Systems Software – 0.8%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	26,153	25,368

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	10,427	8,029

Trucking – 0.1%
AE Escrow Corporation,
9.750%, 3–15–20	1,958	2,012

Wireless Telecommunication Service – 1.1%
NII Capital Corp.,
7.625%, 4–1–21	3,151	3,127

Sprint Nextel Corporation,
9.000%, 11–15–18 (B)	18,543	19,471
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	14,200	12,709

		35,307

TOTAL CORPORATE DEBT SECURITIES – 67.4%		$2,136,957
(Cost: $2,142,303)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.3%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.059%, 1–1–37 (G)	14,625	9,746

New Jersey – 1.0%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9–15–19	20,380	20,292
6.400%, 9–15–23	11,865	11,864

		32,156

New York – 0.2%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	5,000	6,345

TOTAL MUNICIPAL BONDS-TAXABLE – 1.5%		$48,247
(Cost: $44,799)

SENIOR LOANS

Advertising – 0.2%
Oriental Trading Company, Inc.,
7.000%, 2–14–17 (G)	5,696	5,489

Aerospace & Defense – 0.3%
Sequa Corporation:
3.630%, 12–3–14 (G)	3,750	3,644
3.690%, 12–3–14 (G)	135	131
3.700%, 12–3–14 (G)	115	112
6.250%, 12–3–14 (G)	6,000	6,045

		9,932

Agricultural Products – 0.5%
WM. Bolthouse Farms, Inc.,
9.500%, 8–11–16 (G)	16,000	15,885

Alternative Carriers – 0.3%
Level 3 Communications, Inc.,
5.750%, 9–1–18 (G)	9,100	8,957

Apparel Retail – 0.5%
St. John Knits International, Incorporated,
13.000%, 3–3–15 (G)	16,900	16,731

Application Software – 1.5%
Blackboard, Inc.,
7.500%, 10–4–18 (G)	42,500	40,189
Lawson Software, Inc.,
6.750%, 7–5–17 (G)	6,983	6,797

		46,986

Broadcasting – 1.2%
Cumulus Media Holdings, Inc.,
7.500%, 9–16–19 (G)	3,000	2,914
High Plains Broadcasting Operating Company, LLC,
9.000%, 3–14–16 (G)	7,188	7,104
Newport Television LLC,
9.000%, 3–14–16 (G)	26,891	26,577

		36,595

Building Products – 0.7%
Goodman Global, Inc.,
9.000%, 10–28–17 (G)	23,545	23,570

Casinos & Gaming – 0.2%
Revel AC, Inc.,
9.000%, 2–17–17 (G)	7,615	6,937

Communications Equipment – 0.5%
Mitel Networks Corporation,
7.495%, 8–16–15 (G)	17,259	15,922

Construction Materials – 0.1%
Brock Holdings III, Inc.,
10.000%, 3–16–18 (G)	5,000		4,575

Diversified Real Estate Activities – 0.2%
EIG Investors, Corp.,
7.750%, 11–28–17 (G)	6,426		6,372

Diversified Support Services – 2.1%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (G)	35,494		34,739
0.000%, 12–30–18 (D)(G)	12,900		12,642
N.E.W. Holdings I, LLC,
9.500%, 3–23–17 (G)	20,975		17,934

			65,315

Education Services – 0.3%
Laureate Education, Inc.,
5.250%, 8–17–14 (G)	9,807		9,251

Environmental & Facilities Services – 0.2%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (G)	5,860		5,670

Food Distributors – 0.3%
Fairway Group Acquisition Company:
7.500%, 2–11–17 (G)	—	*	—	*
7.500%, 3–3–17 (G)	4,630		4,468
U.S. Foodservice, Inc.:
2.780%, 7–3–14 (G)	1,771		1,641
2.800%, 7–3–14 (G)	5,229		4,846

			10,955

Health Care Equipment – 0.7%
Immucor, Inc.,
7.250%, 7–2–18 (G)	10,000		10,045
Kinetic Concepts, Inc.,
7.000%, 1–12–18 (G)	14,000		14,112

			24,157

Health Care Facilities – 0.2%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (D)(G)	743		715
8.250%, 2–3–17 (G)	4,226		4,067

			4,782

Health Care Technology – 0.2%
Emdeon, Inc.,
6.750%, 11–2–18 (G)	5,000		5,035

Home Furnishings – 0.5%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (G)	15,000		14,531

Housewares & Specialties – 0.1%
Provo Craft & Novelty, Inc.,
8.500%, 3–2–16 (G)	9,996		3,998

Hypermarkets & Super Centers – 0.3%
Roundy’s Supermarkets, Inc.,
10.000%, 4–16–16 (G)	8,300		8,269

Independent Power Producers & Energy Traders – 0.3%
Dynegy Power, LLC,
9.250%, 8–5–16 (G)	6,990		7,065
Texas Competitive Electric Holdings Company, LLC,
4.776%, 10–10–17 (G)	5,913		3,732

			10,797

Internet Software & Services – 2.6%
Nextag, Inc.,
7.000%, 1–28–16 (G)	20,073		19,421
Web.com Group, Inc.,
7.000%, 10–27–17 (G)	65,000		59,475

			78,896

IT Consulting & Other Services – 1.1%
Presidio, Inc.,
7.250%, 3–31–17 (G)	29,138	28,700
SRA International, Inc.,
6.500%, 7–20–18 (G)	6,880	6,479

		35,179

Leisure Products – 1.7%
Guitar Center, Inc.,
5.830%, 10–9–14 (G)	8,000	6,920
SRAM, LLC,
8.500%, 12–7–18 (G)	48,000	48,000
Visant Corporation:
5.250%, 12–22–16 (G)	1,841	1,723
6.250%, 12–22–16 (G)	19	18

		56,661

Pharmaceuticals – 0.2%
Pharmaceutical Product Development, Inc.,
6.250%, 12–5–18 (G)	8,000	7,941

Restaurants – 0.3%
NPC International, Inc.,
6.750%, 11–7–18 (G)	9,580	9,580

Specialty Stores – 0.6%
Vision Holding Corp.,
12.000%, 11–23–16 (G)	18,750	18,375

Technology Distributors – 0.1%
Sophia L.P.,
0.000%, 6–5–18 (D)(G)	3,000	2,998

TOTAL SENIOR LOANS – 18.0%		$570,341
(Cost: $573,146)

SHORT–TERM SECURITIES
Commercial Paper – 9.6%
Avon Capital Corp. (GTD by Avon Products, Inc.):
0.450%, 1–3–12 (H)	10,000	10,000
0.520%, 1–9–12 (H)	10,000	9,999
0.500%, 1–10–12 (H)	7,000	6,999
0.530%, 1–17–12 (H)	12,000	11,997
Bemis Company, Inc.,
0.450%, 1–4–12 (H)	5,000	5,000
Citigroup Funding Inc.,
0.340%, 1–12–12 (H)	8,387	8,386
Clorox Co.:
0.390%, 1–20–12 (H)	27,000	26,993
0.410%, 1–24–12 (H)	15,000	14,996
0.380%, 1–25–12 (H)	7,050	7,048
CVS Caremark Corporation:
0.450%, 1–3–12 (H)	12,000	12,000
0.370%, 1–11–12 (H)	12,827	12,826
Diageo Capital plc (GTD by Diageo plc):
0.540%, 1–3–12 (H)	6,000	6,000
0.570%, 1–5–12 (H)	7,500	7,500
0.490%, 1–12–12 (H)	5,539	5,538
0.520%, 1–13–12 (H)	10,000	9,998
General Electric Capital Corporation,
0.020%, 1–23–12 (H)	5,000	5,000
General Mills, Inc.,
0.200%, 2–27–12 (H)	10,000	9,997
Harley–Davidson Funding Corp.:
0.390%, 1–5–12 (H)	5,000	5,000
0.460%, 1–9–12 (H)	10,000	9,999
0.450%, 1–30–12 (H)	8,000	7,997
0.530%, 2–1–12 (H)	10,000	9,995
Hewlett–Packard Company,
0.410%, 1–9–12 (H)	5,622	5,621
Intel Corporation,
0.020%, 1–5–12 (H)	21,449	21,448
PACCAR Financial Corp.,
0.120%, 2–6–12 (H)	2,000	2,000
PacifiCorp:
0.450%, 1–9–12 (H)	15,000	14,998
0.470%, 1–18–12 (H)	5,000	4,999

St. Jude Medical, Inc.,
0.150%, 1–12–12 (H)	2,804	2,804
Verizon Communications Inc.:
0.380%, 1–5–12 (H)	20,000	19,999
0.370%, 1–9–12 (H)	4,759	4,759
0.350%, 1–18–12 (H)	15,000	14,997
Wisconsin Electric Power Co.:
0.120%, 1–3–12 (H)	10,356	10,356
0.170%, 1–5–12 (H)	1,069	1,069

		306,318

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (I)	5,850	5,850

Municipal Obligations – Taxable – 1.0%
FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America, N.A.),
0.090%, 1–3–12 (I)	3,125	3,125
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana–Farber Cancer Institute Issue, Ser 2008L–1 (GTD by JPMorgan Chase Bank, N.A.),
0.060%, 1–9–12 (I)	2,500	2,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.020%, 1–3–12 (I)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.030%, 1–3–12 (I)	7,000	7,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD by Chevron Corporation),
0.030%, 1–3–12 (I)	7,000	7,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.070%, 1–5–12 (I)	500	500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.110%, 1–3–12 (I)	9,000	9,000

		31,125

United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes,
0.010%, 2–29–12	5,000	5,000

TOTAL SHORT–TERM SECURITIES – 11.0%		$348,293
(Cost: $348,293)

TOTAL INVESTMENT SECURITIES – 98.3%		$3,115,498
(Cost: $3,121,406)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		54,259

NET ASSETS – 100.0%		$3,169,757

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$377	$—	$—
Preferred Stocks	—	9,303	—
Warrants	—	974	1,006
Corporate Debt Securities	—	2,136,957	—
Municipal Bonds	—	48,247	—
Senior Loans	—	423,638	146,703
Short-Term Securities	—	348,293	—
Total	$377	$2,967,412	$147,709
Forward Foreign Currency Contracts	$—	$5,460	$—
Liabilities
Forward Foreign Currency Contracts	$—	$50	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 4-1-11	$2,577	$1,499	$227,482
Net realized gain (loss)	—	—	566
Net change in unrealized appreciation (depreciation)	(1,571)	—	(10,942)
Purchases	—	—	143,952
Sales	—	—	(151,768)
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	(1,499)	(62,587)
Ending Balance 12-31-11	$1,006	$—	$146,703
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(1,571)	$—	$(9,600)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	931	2-1-12	$126	$—
Sell	Euro	Morgan Stanley International	720	5-15-12	97	—
Sell	Euro	Deutsche Bank AG	677	6-15-12	77	—
Sell	Euro	Deutsche Bank AG	932	8-1-12	116	—
Sell	Euro	Morgan Stanley International	720	11-15-12	87	—
Sell	Euro	Deutsche Bank AG	677	12-17-12	68	—
Sell	Euro	Deutsche Bank AG	932	2-1-13	105	—
Sell	Euro	Morgan Stanley International	720	5-15-13	79	—
Sell	Euro	Deutsche Bank AG	677	6-17-13	62	—
Sell	Euro	Deutsche Bank AG	932	8-1-13	96	—
Sell	Euro	Morgan Stanley International	720	11-15-13	73	—
Sell	Euro	Deutsche Bank AG	677	12-16-13	55	—
Sell	Euro	Deutsche Bank AG	931	2-3-14	89	—
Sell	Euro	Morgan Stanley International	720	5-15-14	67	—
Sell	Euro	Deutsche Bank AG	677	6-16-14	51	—
Sell	Euro	Deutsche Bank AG	931	8-1-14	84	—
Sell	Euro	Morgan Stanley International	720	11-14-14	65	—
Sell	Euro	Deutsche Bank AG	677	12-15-14	50	—
Sell	Euro	Deutsche Bank AG	931	2-2-15	80	—
Sell	Euro	Morgan Stanley International	729	5-15-15	—	—	*
Sell	Euro	Deutsche Bank AG	677	6-15-15	49	—
Sell	Euro	Deutsche Bank AG	931	8-3-15	77	—
Sell	Euro	Morgan Stanley International	729	11-16-15	—	1
Sell	Euro	Deutsche Bank AG	677	12-15-15	49	—
Sell	Euro	Deutsche Bank AG	931	2-1-16	77	—
Sell	Euro	Morgan Stanley International	10,165	5-16-16	—	49
Sell	Euro	Deutsche Bank AG	677	6-15-16	49	—
Sell	Euro	Deutsche Bank AG	932	8-1-16	77	—
Sell	Euro	Deutsche Bank AG	677	12-15-16	51	—
Sell	Euro	Deutsche Bank AG	932	2-1-17	78	—
Sell	Euro	Deutsche Bank AG	677	6-15-17	54	—
Sell	Euro	Deutsche Bank AG	932	8-1-17	82	—
Sell	Euro	Deutsche Bank AG	677	12-15-17	58	—
Sell	Euro	Deutsche Bank AG	932	2-1-18	85	—
Sell	Euro	Deutsche Bank AG	11,229	6-15-18	987	—
Sell	Euro	Deutsche Bank AG	932	8-1-18	88	—
Sell	Euro	Deutsche Bank AG	932	2-1-19	90	—
Sell	Euro	Deutsche Bank AG	19,796	8-1-19	1,982	—
					$5,460	$50

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $1,277,968 or 40.3% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Zero coupon bond.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,122,192
Gross unrealized appreciation	67,258
Gross unrealized depreciation	(73,952)
Net unrealized depreciation	$(6,694)

SCHEDULE OF INVESTMENTS Ivy International Balanced Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 9.9%
Australia and New Zealand Banking Group Limited	87	$1,831
David Jones Limited	595	1,443
DuluxGroup Limited	1,464	4,329
Metcash Limited	642	2,651
Myer Holdings Limited	972	1,923
OZ Minerals Limited	230	2,350
QBE Insurance Group Limited	223	2,959
Telstra Corporation Limited	2,393	8,150
Toll Holdings Limited	422	1,823

		27,459

Brazil – 1.0%
AES Tiete S.A.	144	2,081
Vivo Participacoes S.A., ADR	24	661

		2,742

Chile – 3.5%
Aguas Andinas S.A. (A)	8,930	5,123
Embotelladora Andina S.A.	1,316	4,687

		9,810

China – 2.7%
China Construction Bank Corporation	4,333	3,024
China Mobile Limited	473	4,622

		7,646

Czech Republic – 1.2%
CEZ, a. s.	85	3,382

France – 10.0%
Axa S.A.	143	1,861
Gaz de France	99	2,712
Metropole Television SA	74	1,105
Sanofi-Aventis	84	6,192
Total S.A.	185	9,476
Vivendi Universal	295	6,461

		27,807

Germany – 2.2%
Deutsche Post AG	281	4,322
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	14	1,735

		6,057

Hong Kong – 1.4%
Yue Yuen Industrial (Holdings) Limited	1,207	3,815

Israel – 0.9%
Bezeq-Israel Telecommunication Corp., Ltd. (The)	1,420	2,601

Italy – 0.8%
Mediaset S.p.A.	846	2,341

Japan – 7.6%
Daito Trust Construction Co., Ltd	26	2,187
Hoya Corporation	107	2,303
Lawson, Inc.	90	5,624
Mitsubishi Corporation	148	2,994
Mitsui Fudosan Co., Ltd.	101	1,472
Nissin Kogyo Co., Ltd.	196	2,811
NTT DoCoMo, Inc.	2	3,781

		21,172

Netherlands – 2.5%
ING Groep N.V., Certicaaten Van Aandelen (B)	353		2,540
Koninklijke KPN N.V.	280		3,346
Royal Boskalis Westminster N.V.	32		1,180

			7,066

Norway – 2.4%
North Atlantic Drilling Ltd. (A)	1,441		2,229
StatoilHydro ASA	90		2,310
Telenor ASA	138		2,259

			6,798

Singapore – 3.7%
CapitaCommercial Trust	3,457		2,812
Hutchison Port Holdings Trust	6,833		4,237
Singapore Telecommunications Limited	445		1,060
United Overseas Bank Limited	180		2,119

			10,228

Switzerland – 2.4%
Credit Suisse Group AG, Registered Shares	115		2,694
Novartis AG, Registered Shares	67		3,851

			6,545

Taiwan – 3.3%
Farglory Land Development Co., Ltd.	964		1,512
High Tech Computer Corp.	106		1,740
Lite-On Technology Corporation	2,342		2,637
Taiwan Semiconductor Manufacturing Company Ltd.	—	*	—	*
Unimicron Technology Corp.	2,806		3,299

			9,188

Turkey – 0.9%
Turkcell Iletisim Hizmetleri A.S.	212		2,488

United Kingdom – 12.5%
GlaxoSmithKline plc	240		5,486
Home Retail Group plc	584		757
HSBC Holdings plc	238		1,815
Imperial Tobacco Group plc	80		3,038
National Grid plc	212		2,054
Prudential plc	229		2,271
Royal Dutch Shell plc, Class A	145		5,296
Tesco plc	633		3,969
Unilever plc	170		5,716
Vodafone Group plc	1,457		4,049

			34,451

United States – 1.1%
Southern Copper Corporation	103		3,121

TOTAL COMMON STOCKS – 70.0%			$194,717
(Cost: $212,693)

CORPORATE DEBT SECURITIES	Principal
Australia – 2.2%
Coles Myer Finance Limited,
6.000%, 7–25–12 (C)	AUD1,250		1,285
Fairfax Media Group Finance Pty Limited,
5.250%, 6–15–12 (C)	EUR2,000		2,569
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	$2,000		2,339

			6,193

Brazil – 2.3%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL7,500	4,221
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (D)	$2,000	2,095

		6,316

Canada – 2.1%
Manitoba Telecom Services Inc.,
6.650%, 5–11–16 (C)	CAD2,000	2,220
Teck Resources Limited,
9.750%, 5–15–14	$3,000	3,526

		5,746

Chile – 1.0%
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (C)	CLP1,482,000	2,803

Columbia – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP3,888,000	2,105

Denmark – 1.2%
Carlsberg Finans A/S,
7.000%, 2–26–13 (C)	GBP2,000	3,244

France – 2.0%
Vivendi,
7.750%, 1–23–14 (C)	EUR2,000	2,847
WPP Finance S.A.,
5.250%, 1–30–15 (C)	2,000	2,729

		5,576

Luxembourg – 0.2%
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (A)	$750	671

Netherlands – 1.0%
Heineken N.V.,
7.125%, 4–7–14 (C)	EUR2,000	2,853

Singapore – 0.6%
Olam International Limited,
4.070%, 2–12–13 (C)	SGD2,000	1,548

United Kingdom – 0.7%
Vodafone Group plc,
6.750%, 1–10–13 (C)	AUD2,000	2,083

TOTAL CORPORATE DEBT SECURITIES – 14.1%		$39,138
(Cost: $37,658)

OTHER GOVERNMENT SECURITIES
Australia – 1.7%
New South Wales Treasury Corporation,
6.000%, 5–1–12 (C)	AUD4,600	4,731

Germany – 2.3%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5–5–14 (C)	SEK22,000	3,288
2.875%, 10–12–16 (C)	NOK18,000	2,988

		6,276

Malaysia – 2.3%
Malaysian Government Bonds,
3.461%, 7–31–13 (C)	MYR20,935	6,657

Mexico – 1.9%
United Mexican States Government Bonds,
8.000%, 12–19–13 (C)	MXN69,000	5,228

Netherlands – 1.1%
Netherlands Government Bonds,
4.500%, 7–15–17 (C)	EUR2,000	2,983

Poland – 0.4%
Poland Government Bonds,
6.250%, 10–24–15 (C)	PLN3,250	978

South Korea – 2.0%
South Korea Treasury Bonds,
5.250%, 9–10–12 (C)	KRW6,350,000	5,581

TOTAL OTHER GOVERNMENT SECURITIES – 11.7%		$32,434
(Cost: $33,750)

SHORT-TERM SECURITIES
Commercial Paper – 0.6%
Cisco Systems, Inc.,
0.070%, 1–10–12 (E)	$1,700	1,700

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (F)	3,144	3,144

TOTAL SHORT-TERM SECURITIES – 1.7%		$4,844
(Cost: $4,844)

TOTAL INVESTMENT SECURITIES – 97.5%		$271,133
(Cost: $288,945)

CASH AND OTHER ASSETS, NET OF LIABILITIES –2.5%		7,054

NET ASSETS – 100.0%		$278,187

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$20,999	$4,687	$—
Other Sectors	169,031	—	—
Total Common Stocks	$190,030	$4,687	$—
Corporate Debt Securities	—	39,138	—
Other Government Securities	—	32,434	—
Short-Term Securities	—	4,844	—
Total	$190,030	$81,103	$—
Forward Foreign Currency Contracts	$—	$2,168	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-11	$2,912
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(2,912)
Ending Balance 12-31-11	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	27,550	5-4-12	$152	$—
Sell	Euro	Nomura Securities International	9,900	4-18-12	891	—
Sell	Euro	Goldman Sachs International	10,500	6-19-12	768	—
Sell	South Korean Won	Goldman Sachs International	16,100,000	11-5-12	357	—
					$2,168	$—

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $8,023 or 2.9% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CLP - Chilean Peso, COP - Columbian Peso, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, PLN - Polish Zloty, SEK - Swedish Krona and SGD - Singapore Dollar).

(D)	Step bond security. This security currently pays the stated rate but this rate will increase in the future.

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$288,972
Gross unrealized appreciation	10,977
Gross unrealized depreciation	(28,816)
Net unrealized depreciation	$(17,839)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 11.9%
Asciano Limited	2,939	$13,529
Brambles Limited	2,179	15,957
Myer Holdings Limited	6,295	12,458
Newcrest Mining Limited	688	20,818
Orica Limited	552	13,677
QBE Insurance Group Limited	995	13,175
Telstra Corporation Limited	14,610	49,762
Toll Holdings Limited	2,815	12,149

		151,525

Brazil – 1.6%
TIM Participacoes S.A., ADR	655	16,893
Vivo Participacoes S.A., ADR	109	2,983

		19,876

Canada – 1.1%
Potash Corporation of Saskatchewan Inc.	342	14,122

China – 5.4%
China Construction Bank Corporation	21,143	14,755
China Unicom Limited	10,854	22,836
SINA Corporation (A)	227	11,804
Spreadtrum Communications, Inc., ADR	153	3,190
ZTE Corporation, H Shares	4,878	15,293

		67,878

Czech Republic – 1.1%
CEZ, a. s.	350	13,924

Denmark – 0.5%
PANDORA Holding A/S	410	3,859
PANDORA Holding A/S (B)	212	1,997

		5,856

France – 14.3%
Alstom	408	12,377
Cap Gemini S.A.	490	15,322
Safran	416	12,490
Sanofi-Aventis	554	40,692
Schneider Electric S.A.	273	14,386
Total S.A.	1,102	56,317
Vivendi Universal	1,407	30,810

		182,394

Germany – 5.1%
Bayer AG	529	33,799
DaimlerChrysler AG, Registered Shares	372	16,321
Dialog Semiconductor plc (A)	870	14,166

		64,286

Hong Kong – 1.8%
Cheung Kong (Holdings) Limited	1,883	22,402

Israel – 2.4%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	5,054	9,259
Teva Pharmaceutical Industries Limited, ADR	511	20,608

		29,867

Italy – 1.3%
Saipem S.p.A.	383	16,299

Japan – 11.1%
Chiyoda Corporation	1,340		13,632
Hoya Corporation	668		14,391
Kao Corporation	257		7,014
Mitsubishi Corporation	980		19,791
Mitsubishi Electric Corporation	1,475		14,143
Mitsui Fudosan Co., Ltd.	910		13,265
Nissin Kogyo Co., Ltd.	1,426		20,492
Softbank Corp.	795		23,420
Tokyo Gas Co., Ltd.	2,938		13,512

			139,660

Mexico – 2.4%
America Movil, S.A. de C.V.	754		17,046
Grupo Financiero Banorte, S.A.B. de C.V.	4,348		13,165

			30,211

Netherlands – 6.0%
Fugro N.V.	303		17,630
ING Groep N.V., Certicaaten Van Aandelen (A)	2,182		15,702
Koninklijke Ahold N.V.	2,189		29,474
Koninklijke KPN N.V.	1,061		12,696

			75,502

Norway – 1.1%
Telenor ASA	822		13,490

Singapore – 1.3%
United Overseas Bank Limited	1,347		15,858

Sweden – 1.1%
Telefonaktiebolaget LM Ericsson, B Shares	1,419		14,520

Switzerland – 4.1%
Credit Suisse Group AG, Registered Shares	893		20,971
Novartis AG, Registered Shares	402		22,974
TEMENOS Group AG (A)	480		7,869

			51,814

Taiwan – 2.4%
Advanced Semiconductor Engineering, Inc.	17,600		15,055
Taiwan Semiconductor Manufacturing Company Ltd., ADR	—	*	—	*
Unimicron Technology Corp.	12,706		14,939

			29,994

United Kingdom – 18.9%
Barclays plc	9,184		25,110
HSBC Holdings plc	1,860		14,185
Invensys plc, ADR	5,156		16,895
Prudential plc	1,829		18,133
Royal Dutch Shell plc, Class A	886		32,277
Tesco plc	2,868		17,969
Unilever plc	1,063		35,692
Virgin Media Inc.	638		13,647
Vodafone Group plc	6,615		18,379
WPP Group plc	2,508		26,311
Xstrata plc	1,373		20,852

			239,450

United States – 1.8%
InBev NV	377		23,104

TOTAL COMMON STOCKS – 96.7%			$1,222,032
(Cost: $1,337,304)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.8%
Colgate-Palmolive Company, 0.010%, 1–17–12 (C)	$3,990	3,990
Corporacion Andina de Fomento:
0.300%, 1–17–12 (C)	5,000	5,000
0.290%, 1–23–12 (C)	9,220	9,218
Google Inc., 0.040%, 1–27–12 (C)	6,000	6,000
Intel Corporation, 0.020%, 1–5–12 (C)	3,551	3,551
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.140%, 2–16–12 (C)	3,095	3,094
Verizon Communications Inc., 0.370%, 1–9–12 (C)	7,050	7,049
Wal-Mart Stores, Inc., 0.020%, 1–10–12 (C)	10,000	10,000

		47,902

United States Government Agency Obligations – 0.4%
Fannie Mae Discount Notes, 0.010%, 2–29–12	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 4.2%		$52,902
(Cost: $52,902)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,274,934
(Cost: $1,390,206)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(11,847)

NET ASSETS – 100.0%		$1,263,087

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,222,032	$—	$—
Short-Term Securities	—	52,902	—
Total	$1,222,032	$52,902	$—
Forward Foreign Currency Contracts	$—	$288	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	91,150	5-4-12	$288	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $1,997 or 0.2% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2011.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,400,762
Gross unrealized appreciation	39,244
Gross unrealized depreciation	(165,072)
Net unrealized depreciation	$(125,828)

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.6%
Coca-Cola Amatil Limited	184	$2,164
David Jones Limited	490	1,188
Orica Limited	85	2,108
Telstra Corporation Limited	1,506	5,130

		10,590

Canada – 1.2%
Canadian Natural Resources Limited	62	2,322

China – 5.1%
China Unicom Limited	1,788	3,762
SINA Corporation (A)	24	1,248
Tingyi Holding Corp.	832	2,528
Wynn Macau, Limited	896	2,249

		9,787

France – 9.8%
Danone	54	3,413
LVMH Moet Hennessy – Louis Vuitton	19	2,653
Pinault-Printemps-Redoute S.A.	26	3,656
Safran	58	1,739
Sanofi-Aventis	42	3,074
Vinci	96	4,191

		18,726

Germany – 9.5%
adidas AG	63	4,107
Bayer AG	61	3,905
Fresenius SE & Co. KGaA	50	4,646
Linde AG	23	3,405
MTU Aero Engines Holding AG	32	2,038

		18,101

Hong Kong – 1.6%
Yue Yuen Industrial (Holdings) Limited	957	3,023

India – 0.9%
Infrastructure Development Finance Company Limited	353	610
Infrastructure Development Finance Company Limited (B)	282	487
Larsen & Toubro Limited	29	549

		1,646

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	69	2,776

Italy – 1.6%
Saipem S.p.A.	74	3,126

Japan – 9.9%
Canon Inc.	47	2,069
JGC Corporation	86	2,065
KONAMI Corporation	65	1,937
Mitsubishi Corporation	148	2,991
Mitsubishi Electric Corporation	211	2,023
Mitsui & Co., Ltd.	191	2,969
NEXON Co., Ltd. (A)(B)	102	1,463
Nissin Kogyo Co., Ltd.	156	2,243
ORIX Corporation	12	993

		18,753

Luxembourg – 1.8%
Tenaris S.A.	184	3,402

Mexico – 1.6%
Grupo Modelo, S.A.B. de C.V., Series C	469	2,957

Netherlands – 3.0%
ASML Holding N.V., Ordinary Shares	48	1,999
Unilever N.V., Certicaaten Van Aandelen	107	3,676

		5,675

Norway – 1.6%
Seadrill Limited	91	3,029

Sweden – 2.8%
Tele2 AB	146	2,847
Telefonaktiebolaget LM Ericsson, B Shares	250	2,553

		5,400

Switzerland – 4.0%
ABB Ltd	155	2,915
Credit Suisse Group AG, Registered Shares	64	1,506
Swatch Group Ltd (The), Bearer Shares	4	1,452
TEMENOS Group AG (A)	104	1,701

		7,574

United Kingdom – 14.3%
ARM Holdings plc, ADR	54	1,493
Barclays plc	938	2,565
British American Tobacco plc	79	3,760
Diageo plc	206	4,497
Experian plc	263	3,573
GlaxoSmithKline plc	177	4,054
Prudential plc	199	1,976
Rio Tinto plc	37	1,774
Virgin Media Inc.	83	1,770
Xstrata plc	127	1,932

		27,394

United States – 9.4%
Apple Inc. (A)	18	7,451
Cognizant Technology Solutions Corporation, Class A (A)	21	1,339
InBev NV	53	3,273
QUALCOMM Incorporated	51	2,766
Schlumberger Limited	43	2,969

		17,798

TOTAL COMMON STOCKS – 85.2%		$162,079
(Cost: $163,315)

PREFERRED STOCKS – 1.7%
Germany
Volkswagen AG	21	$3,183

(Cost: $3,990)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 9.3%
Colgate-Palmolive Company, 0.010%, 1–17–12 (C)	$3,523	3,523
General Electric Capital Corporation, 0.020%, 1–23–12 (C)	5,000	5,000
Verizon Communications Inc., 0.370%, 1–9–12 (C)	4,270	4,270
Wal-Mart Stores, Inc., 0.020%, 1–10–12 (C)	5,000	5,000

		17,793

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.136%, 1-3-12 (D)	2,247	2,247

TOTAL SHORT-TERM SECURITIES – 10.5%		$20,040
(Cost: $20,040)

TOTAL INVESTMENT SECURITIES – 97.4%		$185,302
(Cost: $187,345)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.6%		5,036

NET ASSETS – 100.0%		$190,338

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$162,079	$—	$—
Preferred Stocks	3,183	—	—
Short-Term Securities	—	20,040	—
Total	$165,262	$20,040	$—
Forward Foreign Currency Contracts	$—	$1,309	$—
Liabilities
Swap Agreements	$—	$30	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	18,500	3-13-12	$1,309	$—

The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$1,453	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$(30)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $1,950 or 1.0% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$187,557
Gross unrealized appreciation	12,002
Gross unrealized depreciation	(14,257)
Net unrealized depreciation	$(2,255)

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.7%
Boeing Company (The)	96	$7,049
Precision Castparts Corp.	334	54,975

		62,024

Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	90	3,686

Application Software – 2.8%
Intuit Inc.	703	36,966

Asset Management & Custody Banks – 1.5%
T. Rowe Price Group, Inc.	353	20,113

Auto Parts & Equipment – 3.7%
BorgWarner Inc. (A)	324	20,620
Gentex Corporation	945	27,957

		48,577

Automotive Retail – 3.2%
AutoZone, Inc. (A)	104	33,666
O’Reilly Automotive, Inc. (A)	110	8,771

		42,437

Broadcasting – 3.9%
CBS Corporation, Class B	1,885	51,170

Casinos & Gaming – 4.5%
Las Vegas Sands, Inc. (A)	234	9,977
Wynn Resorts, Limited	443	48,925

		58,902

Communications Equipment – 2.5%
Juniper Networks, Inc. (A)	234	4,776
QUALCOMM Incorporated	512	27,984

		32,760

Computer Hardware – 7.1%
Apple Inc. (A)	232	93,920

Computer Storage & Peripherals – 0.1%
NetApp, Inc. (A)	33	1,179

Data Processing & Outsourced Services – 6.6%
MasterCard Incorporated, Class A	170	63,304
Visa Inc., Class A	232	23,525

		86,829

Environmental & Facilities Services – 0.3%
Stericycle, Inc. (A)	56	4,348

Fertilizers & Agricultural Chemicals – 3.3%
Monsanto Company	625	43,794

Footwear – 2.5%
NIKE, Inc., Class B	337	32,506

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	211	10,112

Household Products – 0.5%
Colgate-Palmolive Company	71	6,578

Industrial Conglomerates – 0.0%
Danaher Corporation	11	517

Industrial Gases – 3.5%
Praxair, Inc.	432	46,159

Internet Retail – 0.5%
Amazon.com, Inc. (A)	36	6,284

Internet Software & Services – 4.5%
Google Inc., Class A (A)	92	59,100

IT Consulting & Other Services – 3.3%
Cognizant Technology Solutions Corporation, Class A (A)	686	44,104

Oil & Gas Equipment & Services – 8.9%
Halliburton Company	655	22,587
National Oilwell Varco, Inc.	706	48,028
Schlumberger Limited	689	47,039

		117,654

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	205	14,103

Personal Products – 2.4%
Estee Lauder Companies Inc. (The), Class A	285	32,000

Pharmaceuticals – 5.3%
Allergan, Inc.	806	70,736

Railroads – 0.4%
Kansas City Southern (A)	76	5,182

Restaurants – 6.7%
McDonald’s Corporation	290	29,056
Starbucks Corporation	1,309	60,221

		89,277

Semiconductor Equipment – 0.2%
Lam Research Corporation (A)	65	2,403

Semiconductors – 2.5%
ARM Holdings plc, ADR	188	5,210
Broadcom Corporation, Class A	119	3,485
Microchip Technology Incorporated	658	24,114

		32,809

Soft Drinks – 2.0%
Coca-Cola Company (The)	370	25,868

Specialty Stores – 0.7%
Tiffany & Co.	149	9,866

Systems Software – 2.4%
Oracle Corporation	719	18,429
VMware, Inc., Class A (A)	167	13,868

		32,297

Tobacco – 3.5%
Philip Morris International Inc.	598	46,931

TOTAL COMMON STOCKS – 96.2%		$1,271,191
(Cost: $1,016,234)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.530%, 1–17–12 (B)	$10,000	9,997
Corporacion Andina de Fomento, 0.200%, 1–19–12 (B)	5,000	4,999
General Electric Capital Corporation, 0.020%, 1–23–12 (B)	6,000	6,000
Intel Corporation, 0.020%, 1–5–12 (B)	4,431	4,431
John Deere Canada ULC (GTD by Deere & Company), 0.080%, 2–8–12 (B)	3,000	3,000
Prudential Funding LLC, 0.070%, 1–3–12 (B)	5,701	5,701
Royal Bank of Scotland plc (The), 0.250%, 1–4–12 (B)	5,000	5,000

		39,128

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (C)	2,825	2,825

Municipal Obligations-Taxable – 0.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD by Chevron Corporation), 0.030%, 1–3–12 (C)	8,000	8,000

United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes, 0.010%, 3–14–12	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 3.9%		$51,953
(Cost: $51,953)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,323,144
(Cost: $1,068,187)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(794)

NET ASSETS – 100.0%		$1,322,350

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,271,191	$—	$—
Short-Term Securities	—	51,953	—
Total	$1,271,191	$51,953	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR =	American Depositary Receipts

GTD =	Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,078,832

Gross unrealized appreciation	255,405
Gross unrealized depreciation	(11,093)

Net unrealized appreciation	$244,312

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.9%
Bombardier Inc., 7.500%, 3–15–18 (A)	$12,875	$13,776

Air Freight & Logistics – 0.4%
Federal Express Corporation, 9.650%, 6–15–12	6,005	6,238

Airlines – 0.4%
Southwest Airlines Co., 6.500%, 3–1–12	5,750	5,796

Apparel Retail – 1.0%
Limited Brands, Inc., 8.500%, 6–15–19	13,000	15,145

Apparel, Accessories & Luxury Goods – 0.3%
V.F. Corporation, 1.245%, 8–23–13 (B)	4,000	4,007

Asset Management & Custody Banks – 0.1%
State Street Corporation, 4.300%, 5–30–14	2,000	2,141

Brewers – 0.8%
Anheuser-Busch InBev Worldwide Inc.: 5.375%, 11–15–14	5,500	6,112
4.125%, 1–15–15	5,000	5,392

		11,504

Broadcasting – 1.5%
CBS Corporation, 8.200%, 5–15–14	12,015	13,624
NBC Universal, Inc., 3.650%, 4–30–15	7,625	8,049

		21,673

Cable & Satellite – 1.7%
DirecTV Holdings LLC and DirecTV Financing Co., 7.625%, 5–15–16	12,000	12,736
Time Warner Cable Inc., 3.500%, 2–1–15	12,000	12,577

		25,313

Computer & Electronics Retail – 0.8%
Best Buy Co., Inc., 6.750%, 7–15–13	11,030	11,696

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc., 1.375%, 5–27–14	10,000	10,119

Consumer Finance – 2.5%
American Express Credit Corporation, 2.750%, 9–15–15	11,000	11,060
Capital One Financial Corporation: 7.375%, 5–23–14	2,000	2,198
2.125%, 7–15–14	6,500	6,417
Ford Motor Credit Company LLC, 3.875%, 1–15–15	14,000	13,951
USAA Capital Corporation, 1.050%, 9–30–14 (A)	4,000	3,988

		37,614

Data Processing & Outsourced Services – 1.5%
Fidelity National Financial, Inc., 6.600%, 5–15–17	12,215	12,951

Western Union Company (The), 6.500%, 2–26–14	10,200	11,149

		24,100

Distillers & Vintners – 0.9%
Diageo Capital plc, 5.750%, 10–23–17	11,000	12,911

Diversified Banks – 3.1%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	10,475	10,549
Barclays Bank plc: 2.500%, 1–23–13	5,000	4,979
2.375%, 1–13–14	4,000	3,915
HSBC Bank plc, 3.100%, 5–24–16 (A)	6,000	6,002
U.S. Bancorp, 2.200%, 11–15–16	10,000	10,098
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,498

		47,041

Diversified Chemicals – 1.9%
Dow Chemical Company, (The), 5.900%, 2–15–15	14,025	15,608
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	11,500	12,155

		27,763

Diversified Metals & Mining – 2.6%
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	8,023	9,221
Freeport-McMoRan Copper & Gold Inc., 8.375%, 4–1–17	10,000	10,625
Rio Tinto Finance (USA) Limited: 8.950%, 5–1–14	5,000	5,848
2.250%, 9–20–16	12,500	12,735

		38,429

Drug Retail – 1.1%
CVS Caremark Corporation, 3.250%, 5–18–15	10,225	10,782
Walgreen Co., 4.875%, 8–1–13	6,000	6,402

		17,184

Electric Utilities – 1.8%
Allegheny Energy, Inc., 8.250%, 4–15–12 (A)	2,540	2,586
Great Plains Energy Incorporated, 2.750%, 8–15–13	11,175	11,335
Oncor Electric Delivery Company LLC: 6.375%, 5–1–12	7,500	7,623
5.950%, 9–1–13	4,445	4,757

		26,301

Electronic Manufacturing Services – 0.9%
Jabil Circuit, Inc., 7.750%, 7–15–16	11,290	12,588

Environmental & Facilities Services – 2.2%
Allied Waste North America, Inc., 6.875%, 6–1–17	11,000	11,633
Waste Management, Inc.: 6.375%, 3–11–15	1,505	1,717
2.600%, 9–1–16	5,000	5,076
6.100%, 3–15–18	11,275	13,323

		31,749

Health Care Equipment – 0.8%
Stryker Corporation, 2.000%, 9–30–16	11,575	11,848

Health Care Services – 2.0%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	15,000	15,087
Quest Diagnostics Incorporated, 3.200%, 4–1–16	14,000	14,499

		29,586

Health Care Supplies – 0.3%
DENTSPLY International Inc., 2.750%, 8–15–16	4,000	4,039

Independent Power Producers & Energy Traders – 0.7%
NRG Energy, Inc., 7.375%, 1–15–17	9,500	9,856

Industrial Conglomerates – 0.8%
General Electric Capital Corporation, 2.950%, 5–9–16	12,000	12,344

Industrial Machinery – 0.2%
Illinois Tool Works Inc., 5.150%, 4–1–14	2,335	2,565

Integrated Oil & Gas – 1.5%
Chevron Corporation, 3.950%, 3–3–14	5,000	5,348
ConocoPhillips, 4.600%, 1–15–15	5,500	6,084
Petro–Canada, 4.000%, 7–15–13	9,500	9,841

		21,273

Integrated Telecommunication Services – 1.8%
AT&T Inc., 2.400%, 8–15–16	5,500	5,613
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	4,000	4,259
Verizon Communications Inc., 3.000%, 4–1–16	16,000	16,758

		26,630

Internet Software & Services – 0.1%
British Telecommunications plc, 5.150%, 1–15–13	1,000	1,035

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The): 3.700%, 8–1–15	7,000	6,859
3.625%, 2–7–16	3,000	2,899
Morgan Stanley, 4.100%, 1–26–15	12,000	11,392

		21,150

Life & Health Insurance – 0.8%
MetLife Global Funding I: 5.125%, 6–10–14 (A)	3,500	3,769
2.500%, 9–29–15 (A)	8,000	8,048

		11,817

Movies & Entertainment – 0.7%
Viacom Inc., 4.375%, 9–15–14	9,495	10,173

Multi-Utilities – 0.3%
SCANA Corporation, 6.250%, 2–1–12	5,000	5,020

Oil & Gas Equipment & Services – 0.4%
Schlumberger Norge A.S. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,036
Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,036

		6,072

Oil & Gas Exploration & Production – 1.4%
EOG Resources, Inc., 2.500%, 2–1–16	6,000	6,180
Petrohawk Energy Corporation, 7.250%, 8–15–18	13,000	14,625

		20,805

Oil & Gas Storage & Transportation – 1.1%
DCP Midstream Operating, LP, 3.250%, 10–1–15	5,500	5,551
DCP Midstream, LLC, 9.700%, 12–1–13 (A)	4,500	5,078
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	5,390	5,741

		16,370

Other Diversified Financial Services – 3.1%
Bank of America Corporation: 3.625%, 3–17–16	6,000	5,532
6.500%, 8–1–16	5,000	5,036
ING Bank NV, 2.375%, 6–9–14 (A)	12,500	12,187
JPMorgan Chase & Co.: 4.650%, 6–1–14	5,000	5,280
3.700%, 1–20–15	6,850	7,103
3.150%, 7–5–16	10,000	10,049

		45,187

Packaged Foods & Meats – 1.1%
H.J. Heinz Company, 2.000%, 9–12–16	3,000	3,029
Kraft Foods Inc., 4.125%, 2–9–16	12,000	13,031

		16,060

Pharmaceuticals – 0.9%
Eli Lilly and Company, 4.200%, 3–6–14	5,775	6,189
Merck & Co., Inc., 4.000%, 6–30–15	2,000	2,203
Novartis Capital Corporation, 4.125%, 2–10–14	2,000	2,140
Roche Holdings Ltd, 5.000%, 3–1–14 (A)	2,562	2,772

		13,304

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Inc., 2.200%, 8–15–16	2,650	2,728

Regional Banks – 0.9%
PNC Funding Corp, 4.250%, 9–21–15	11,775	12,625

Restaurants – 0.5%
YUM! Brands, Inc., 4.250%, 9–15–15	7,425	7,940

Semiconductors – 0.7%
Broadcom Corporation, 1.500%, 11–1–13	10,000	10,110

Soft Drinks – 1.1%
Bottling Group, LLC, 6.950%, 3–15–14	2,000	2,248
Coca–Cola Company (The), 3.625%, 3–15–14	4,200	4,471
Coca–Cola Enterprises Inc., 4.250%, 3–1–15	3,000	3,255
PepsiCo, Inc., 0.800%, 8–25–14	5,650	5,647

		15,621

Specialty Chemicals – 0.8%
Lubrizol Corporation (The), 5.500%, 10–1–14	10,566	11,770

Systems Software – 0.9%
CA, Inc., 6.125%, 12–1–14	12,000	13,335

Wireless Telecommunication Service – 2.3%
America Movil, S.A.B. de C.V.: 3.625%, 3–30–15	13,478	14,126
2.375%, 9–8–16	4,000	3,990
American Tower Corporation: 4.625%, 4–1–15	5,280	5,504
5.900%, 11–1–21	9,500	9,984

		33,604

TOTAL CORPORATE DEBT SECURITIES – 53.9%		$795,955
(Cost: $779,175)

MUNICIPAL BONDS – TAXABLE
Georgia – 0.1%
Hosp Auth of Savannah, Rev Bonds, St. Joseph’s/Candler Hlth Sys, Inc., Ser 1998C,
6.625%, 7–1–18	1,605	1,699

Hawaii – 0.3%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	529
2.498%, 8–1–14	1,240	1,303
3.335%, 8–1–16	3,100	3,383

		5,215

Nebraska – 0.5%
NE Pub Power Dist, General Rev Bonds, Ser 2008A,
5.140%, 1–1–14	6,150	6,643

North Carolina – 0.3%
Charlotte–Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003,
5.000%, 8–1–13	3,510	3,614

Rhode Island – 0.4%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	5,185	5,787

TOTAL MUNICIPAL BONDS – TAXABLE – 1.6%		$22,958
(Cost: $21,546)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 5.9%
Fannie Mae,
3.000%, 11–14–18	15,000	15,594
Federal Home Loan Bank:
2.375%, 3–14–14	7,000	7,288
3.500%, 3–22–16	11,000	11,419
Federal National Mortgage Association:
1.500%, 6–15–15 (C)	10,000	10,033
1.450%, 6–29–15 (C)	11,000	11,037
1.250%, 8–6–15	12,000	12,034
3.100%, 10–16–15	10,000	10,071
2.000%, 12–30–15	10,000	10,355

		87,831

Mortgage-Backed Obligations – 14.4%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 1–15–18	1,309	1,353
4.000%, 6–15–22	2,184	2,261
4.000%, 2–15–23	3,230	3,329
5.000%, 9–15–34	2,895	3,036
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 12–15–31	920	946
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	2,100	2,281
4.500%, 10–1–20	2,114	2,254
3.500%, 11–1–20	14,438	15,081
5.500%, 12–1–24	6,256	6,784
4.500%, 6–15–27	4,906	5,099
4.500%, 5–15–32	7,000	7,505
6.000%, 11–1–36	993	1,094
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,849	3,060
5.000%, 11–25–17	5,682	6,074
5.500%, 12–25–17	5,476	5,928

4.000%, 4–15–25	9,098	9,524
4.500%, 2–25–28	955	975
5.500%, 7–15–32	2,494	2,592
5.000%, 12–15–34	4,707	5,051
4.500%, 3–25–37	6,141	6,372
5.500%, 4–25–37	4,602	5,027
4.000%, 3–25–39	2,638	2,741
4.000%, 5–25–39	8,649	9,170
3.000%, 11–25–39	9,505	9,798
4.000%, 11–25–39	9,072	9,564
4.500%, 6–25–40	8,140	8,749
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.500%, 9–1–17	5,992	6,566
5.000%, 5–1–19	2,686	2,901
4.500%, 9–1–19	5,599	5,981
5.500%, 10–1–21	8,518	9,275
5.500%, 2–1–22	4,917	5,350
6.000%, 6–1–22	3,072	3,330
5.000%, 10–1–24	6,555	7,056
5.000%, 4–1–25	5,787	6,228
3.500%, 8–1–26	14,308	15,090
5.000%, 6–25–32	1,170	1,205
6.000%, 7–1–38	2,435	2,683
Government National Mortgage Association Agency REMIC/CMO:
4.000%, 10–16–32	7,072	7,279
5.000%, 4–16–39	3,102	3,373

		211,965

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 20.3%		$299,796
(Cost: $295,319)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 18.5%
United States Treasury Bonds,
3.750%, 8–15–41	15,000	17,599
United States Treasury Notes:
2.375%, 8–31–14	10,000	10,535
2.375%, 2–28–15	10,000	10,613
2.500%, 4–30–15	35,000	37,360
2.125%, 5–31–15	25,000	26,398
1.750%, 5–31–16	26,000	27,194
1.500%, 7–31–16	30,000	31,022
1.500%, 8–31–18	65,000	65,965
2.000%, 11–15–21	45,000	45,492

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.5%		$272,178
(Cost: $264,123)

SHORT–TERM SECURITIES
Commercial Paper – 4.5%
Coca–Cola Company (The),
0.060%, 1–18–12 (D)	3,280	3,280
Corporacion Andina de Fomento,
0.300%, 1–17–12 (D)	5,000	5,000
CVS Caremark Corporation,
0.390%, 1–10–12 (D)	5,000	5,000
General Electric Capital Corporation,
0.020%, 1–23–12 (D)	1,000	1,000
International Business Machines Corporation,
0.050%, 1–23–12 (D)	3,000	3,000
John Deere Canada ULC (GTD by Deere & Company),
0.090%, 2–16–12 (D)	5,000	4,999
McCormick & Co. Inc.,
0.090%, 1–3–12 (D)	13,879	13,878
PacifiCorp,
0.430%, 1–11–12 (D)	5,000	4,999
Roche Holdings, Inc.,
0.070%, 2–6–12 (D)	10,000	9,999
Straight–A Funding, LLC (GTD by Federal Financing Bank),
0.090%, 1–13–12 (D)	6,000	6,000

Verizon Communications Inc., 0.350%, 1–18–12 (D)	6,000	5,999
Wisconsin Electric Power Co., 0.170%, 1–5–12 (D)	2,936	2,936

		66,090

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (E)	1,840	1,840

United States Government Agency Obligations – 0.3%
Fannie Mae Discount Notes, 0.010%, 2–29–12	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 4.9%		$72,930
(Cost: $72,930)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,463,817
(Cost: $1,433,093)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		11,385

NET ASSETS – 100.0%		$1,475,202

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$795,955	$—
Municipal Bonds	—	22,958	—
United States Government Agency Obligations	—	299,796	—
United States Government Obligations	—	272,178	—
Short-Term Securities	—	72,930	—
Total	$—	$1,463,817	$—
There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $70,019 or 4.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(C)	Step bond security. This security currently pays the stated rate but this rate will increase in the future.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,433,093

Gross unrealized appreciation	33,132
Gross unrealized depreciation	(2,408)

Net unrealized appreciation	$30,724

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	773	$15,749
Ivy Pacific Opportunities Fund, Class I	4,532	57,150

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$72,899
(Cost: $73,689)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (A)	$110	$110

(Cost: $110)

TOTAL INVESTMENT SECURITIES – 100.2%		$73,009
(Cost: $73,799)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(128)

NET ASSETS – 100.0%		$72,881

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,899	$—	$—
Short-Term Securities	—	110	—
Total	$72,899	$110	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$85,166
Gross unrealized appreciation	—
Gross unrealized depreciation	(12,157)
Net unrealized depreciation	$(12,157)

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	884	$18,017
Ivy International Balanced Fund, Class I	2,828	38,635
Ivy International Core Equity Fund, Class I	2,605	36,033
Ivy International Growth Fund, Class I	642	19,293
Ivy Pacific Opportunities Fund, Class I	4,881	61,546

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$173,524
(Cost: $180,493)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (A)	$226	$226

(Cost: $226)

TOTAL INVESTMENT SECURITIES – 100.1%		$173,750
(Cost: $180,719)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(175)

NET ASSETS – 100.0%		$173,575

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$173,524	$—	$—
Short-Term Securities	—	226	—
Total	$173,524	$226	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$192,859

Gross unrealized appreciation	2,293
Gross unrealized depreciation	(21,402)

Net unrealized depreciation	$(19,109)

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.0%
MDC Partners Inc., Class A	52	$698

Air Freight & Logistics – 0.8%
Pacer International, Inc. (A)	106	565

Apparel Retail – 1.3%
bebe stores, inc.	83	693
Francesca’s Holdings Corporation (A)	11	195

		888

Application Software – 7.0%
Callidus Software Inc. (A)	184	1,179
ClickSoftware Technologies Ltd.	34	321
Kenexa Corporation (A)	20	531
NetScout Systems, Inc. (A)	54	949
RealPage, Inc. (A)	44	1,102
Tangoe, Inc. (A)	43	659

		4,741

Auto Parts & Equipment – 1.0%
Amerigon Incorporated (A)	49	699

Biotechnology – 4.3%
Achillion Pharmaceuticals, Inc. (A)	118	900
ArQule, Inc. (A)	42	235
BioMimetic Therapeutics, Inc. (A)	58	166
Clovis Oncology, Inc. (A)	48	682
NewLink Genetics Corporation (A)	48	341
SciClone Pharmaceuticals, Inc. (A)	130	556

		2,880

Commercial Printing – 0.9%
InnerWorkings, Inc. (A)	67	625

Communications Equipment – 3.7%
Digi International Inc. (A)	38	422
Ixia (A)	49	511
Procera Networks, Inc. (A)	90	1,398
Ubiquiti Networks, Inc. (A)	9	157

		2,488

Computer Hardware – 0.8%
Silicon Graphics, Inc. (A)	47	543

Computer Storage & Peripherals – 2.6%
OCZ Technology Group, Inc. (A)	191	1,262
Xyratex Ltd	39	517

		1,779

Construction & Farm Machinery & Heavy Trucks – 5.3%
Commercial Vehicle Group, Inc. (A)	48	433
Twin Disc, Incorporated	15	545
Wabash National Corporation (A)	82	645
Westport Innovations Inc. (A)	57	1,902

		3,525

Consumer Electronics – 0.9%
SGOCO Technology Ltd. (A)	79	102
Skullcandy, Inc. (A)	42	524

		626

Consumer Finance – 0.9%
NetSpend Holdings, Inc. (A)	72	585

Electronic Equipment & Instruments – 1.7%
FARO Technologies, Inc. (A)	25	1,136

Electronic Manufacturing Services – 0.9%
Fabrinet (A)	20	268
Maxwell Technologies, Inc. (A)	21	333

		601

Food Distributors – 0.9%
Chefs’ Warehouse Holdings, LLC (The) (A)	38	671

Food Retail – 0.7%
Fresh Market, Inc. (The) (A)	11	439

General Merchandise Stores – 1.0%
Gordmans Stores, Inc. (A)	52	656

Health Care Equipment – 1.3%
ABIOMED, Inc. (A)	48	879

Health Care Supplies – 5.4%
Quidel Corporation (A)	85	1,287
Rochester Medical Corporation (A)	31	258
Spectranetics Corporation (The) (A)	179	1,293
Synergetics USA, Inc. (A)	111	815

		3,653

Health Care Technology – 1.8%
Epocrates, Inc. (A)	38	297
HealthStream, Inc. (A)	48	893

		1,190

Homefurnishing Retail – 1.0%
Kirkland’s, Inc. (A)	50	670

Human Resource & Employment Services – 1.4%
On Assignment, Inc. (A)	86	964

Internet Software & Services – 12.6%
Active Network, Inc., (The) (A)	46	628
Envestnet, Inc. (A)	57	676
Keynote Systems, Inc.	41	844
KIT digital, Inc. (A)	143	1,207
Liquidity Services, Inc. (A)	24	875
Responsys, Inc. (A)	28	244
SciQuest, Inc. (A)	43	615
SPS Commerce, Inc. (A)	64	1,671
Velti plc (A)	129	876
Vocus, Inc. (A)	14	307
Website Pros, Inc. (A)	47	534

		8,477

IT Consulting & Other Services – 2.1%
InterXion Holding N.V. (A)	26	344
ServiceSource International, LLC (A)	37	582
Virtusa Corporation (A)	33	478

		1,404

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	26	569

Movies & Entertainment – 2.0%
Digital Domain Media Group, Inc. (A)	61	368
Rentrak Corporation (A)	70	994

		1,362

Oil & Gas Drilling – 1.3%
Pioneer Drilling Company (A)	93	903

Oil & Gas Equipment & Services – 3.5%
Basic Energy Services, Inc. (A)	54	1,070
Natural Gas Services Group, Inc. (A)	30	434
RigNet, Inc. (A)	49	820

		2,324

Oil & Gas Exploration & Production – 1.8%
Callon Petroleum Company (A)	164	817
Triangle Petroleum Corporation (A)	70	420

		1,237

Pharmaceuticals – 2.5%
NuPathe Inc. (A)	60	110
Obagi Medical Products, Inc. (A)	81	818
Pacira Pharmaceuticals, Inc. (A)	86	740

		1,668

Research & Consulting Services – 2.3%
Mistras Group, Inc. (A)	51	1,305
RPX Corporation (A)	21	263

		1,568

Restaurants – 2.5%
Bravo Brio Restaurant Group, Inc. (A)	28	484
Caribou Coffee Company, Inc. (A)	37	512
Red Robin Gourmet Burgers, Inc. (A)	21	590

		1,586

Semiconductor Equipment – 2.0%
CVD Equipment Corporation (A)	38	458
Nanometrics Incorporated (A)	48	877

		1,335

Semiconductors – 4.0%
BCD Semiconductor Manufacturing Limited, ADR (A)	44	176
Diodes Incorporated (A)	21	437
Entropic Communications, Inc. (A)	65	334
Inphi Corporation (A)	18	216
Mellanox Technologies, Ltd. (A)	24	787
Pericom Semiconductor Corporation (A)	38	285
RDA Microelectronics, Inc., ADR (A)	45	489

		2,724

Specialty Chemicals – 1.3%
ADA-ES, Inc. (A)	38	856

Systems Software – 2.8%
Allot Communications Ltd. (A)	39	597
Imperva, Inc. (A)	11	397
OPNET Technologies, Inc.	25	906

		1,900

Trading Companies & Distributors – 2.9%
CAI International, Inc. (A)	35	540
DXP Enterprises, Inc. (A)	45	1,432

		1,972

Trucking – 4.1%
Celadon Group, Inc.	76	902
Marten Transport, Ltd.	46	822
Roadrunner Transportation Systems, Inc. (A)	45	629
Vitran Corporation Inc., Class A (A)	57	330

		2,683

TOTAL COMMON STOCKS – 95.1%		$64,069
(Cost: $56,294)

INVESTMENT FUNDS – 1.0%
Registered Investment Companies iShares Russell 2000 Growth Index Fund	8	$640

(Cost: $645)

SHORT-TERM SECURITIES – 4.4%	Principal
Master Note
Toyota Motor Credit Corporation,
0.136%, 1-3-12 (B)	$2,938	$2,938

(Cost: $2,938)

TOTAL INVESTMENT SECURITIES – 100.5%		$67,647
(Cost: $59,877)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(318)

NET ASSETS – 100.0%		$67,329

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$64,069	$—	$—
Investment Funds	640	—	—
Short-Term Securities	—	2,938	—
Total	$64,709	$2,938	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks
Beginning Balance 4-1-11	$75
Net realized gain (loss)	(186)
Net change in unrealized appreciation (depreciation)	129
Purchases	—
Sales	(18)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-11	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$61,412

Gross unrealized appreciation	12,218
Gross unrealized depreciation	(5,983)

Net unrealized appreciation	$6,235

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	566	$23,175

Apparel, Accessories & Luxury Goods – 4.3%
Burberry Group plc (A)	815	14,995
Columbia Sportswear Company	186	8,663
lululemon athletica inc. (B)	184	8,574
Michael Kors Holdings Limited (B)	209	5,703
Vera Bradley, Inc. (B)	360	11,621
Warnaco Group, Inc. (The) (B)	298	14,927

		64,483

Application Software – 4.0%
ANSYS, Inc. (B)	541	30,974
Solera Holdings, Inc.	655	29,186

		60,160

Auto Parts & Equipment – 1.7%
BorgWarner Inc. (B)	409	26,051

Automotive Retail – 3.4%
CarMax, Inc. (B)	1,669	50,880

Brewers – 1.1%
Boston Beer Company, Inc. (The), Class A (B)	147	16,007

Communications Equipment – 1.7%
Acme Packet, Inc. (B)	371	11,475
Aruba Networks, Inc. (B)	728	13,484

		24,959

Construction Materials – 0.9%
Martin Marietta Materials, Inc.	171	12,906

Consumer Electronics – 3.0%
Harman International Industries, Incorporated	905	34,428
Skullcandy, Inc. (B)	840	10,511

		44,939

Consumer Finance – 1.4%
Discover Financial Services	875	21,002

Data Processing & Outsourced Services – 2.5%
Fiserv, Inc. (B)	633	37,194

Department Stores – 0.9%
Nordstrom, Inc.	279	13,879

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	283	22,811

Electrical Components & Equipment – 4.8%
Acuity Brands, Inc.	363	19,242
Polypore International, Inc. (B)	687	30,200
Roper Industries, Inc.	260	22,551

		71,993

Electronic Manufacturing Services – 2.4%
Trimble Navigation Limited (B)	842	36,563

Food Retail – 1.4%
Whole Foods Market, Inc.	310	21,566

Health Care Distributors – 2.2%
Henry Schein, Inc. (B)	523	33,678

Health Care Equipment – 7.4%
Gen-Probe Incorporated (B)	420	24,816
IDEXX Laboratories, Inc. (B)	238	18,351
Intuitive Surgical, Inc. (B)	41	19,076
Varian Medical Systems, Inc. (B)	718	48,198

		110,441

Health Care Services – 1.1%
Accretive Health, Inc. (B)	686	15,754

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	466	17,936

Hotels, Resorts & Cruise Lines – 3.2%
Orient-Express Hotels Ltd. (B)	915	6,833
Wyndham Worldwide Corporation	1,083	40,966

		47,799

Industrial Machinery – 3.2%
Donaldson Company, Inc.	248	16,877
IDEX Corporation	833	30,897

		47,774

Insurance Brokers – 1.2%
Arthur J. Gallagher & Co.	545	18,215

Internet Retail – 0.7%
Netflix, Inc. (B)	155	10,750

Internet Software & Services – 2.2%
DealerTrack Holdings, Inc. (B)	680	18,543
WebMD Health Corp., Class A (B)	389	14,596

		33,139

Investment Banking & Brokerage – 1.6%
Greenhill & Co., Inc.	652	23,715

IT Consulting & Other Services – 1.5%
Teradata Corporation (B)	458	22,205

Oil & Gas Drilling – 1.7%
Patterson-UTI Energy, Inc.	1,301	26,000

Oil & Gas Equipment & Services – 2.9%
Dresser-Rand Group Inc. (B)	508	25,357
Dril-Quip, Inc. (B)	279	18,387

		43,744

Oil & Gas Exploration & Production – 3.2%
Continental Resources, Inc. (B)	316	21,050
Ultra Petroleum Corp. (B)	897	26,593

		47,643

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	267	18,323

Real Estate Services – 1.6%
CB Richard Ellis Group, Inc. (B)	1,578	24,016

Regional Banks – 5.6%
First Republic Bank (B)	1,000	30,619
Huntington Bancshares Incorporated	2,373	13,027
Signature Bank (B)	506	30,367
TCF Financial Corporation	1,012	10,446

		84,459

Research & Consulting Services – 0.5%
IHS Inc., Class A (B)	84	7,263

Semiconductor Equipment – 2.0%
Lam Research Corporation (B)	816	30,190

Semiconductors – 5.2%
ARM Holdings plc, ADR	568	15,717
Cavium Inc. (B)	555	15,777
Microchip Technology Incorporated	946	34,668
Semtech Corporation (B)	535	13,282

		79,444

Specialty Stores – 3.6%
PetSmart, Inc.	611	31,318
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	349	22,680

		53,998

Systems Software – 2.2%
MICROS Systems, Inc. (B)	328	15,281
Red Hat, Inc. (B)	414	17,084

		32,365

Trading Companies & Distributors – 3.2%
Fastenal Company	1,095	47,744

TOTAL COMMON STOCKS – 95.0%		$1,425,163
(Cost: $1,396,992)

PURCHASED OPTIONS – 0.0%	Number of Contracts (Unrounded)
Nordstrom, Inc.,
Call $55.00, Expires 1–23–12, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,613	$10

(Cost: $242)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 5.7%
Baxter International Inc.,
0.140%, 1–10–12 (C)	$2,645	2,645
Colgate-Palmolive Company,
0.010%, 1–17–12 (C)	4,599	4,599
Corporacion Andina de Fomento,
0.200%, 1–19–12 (C)	5,000	4,999
Harley–Davidson Funding Corp.,
0.480%, 1–23–12 (C)	7,000	6,998
Intel Corporation,
0.020%, 1–5–12 (C)	10,000	10,000
John Deere Canada ULC (GTD by Deere & Company),
0.080%, 2–8–12 (C)	3,000	3,000
Kellogg Co.,
0.150%, 1–4–12 (C)	17,292	17,291
McCormick & Co. Inc.:
0.160%, 1–9–12 (C)	5,000	5,000
0.150%, 1–19–12 (C)	5,500	5,500
Nestle Finance International Ltd.,
0.070%, 1–23–12 (C)	5,000	5,000
Prudential Funding LLC,
0.070%, 1–3–12 (C)	1,088	1,088
St. Jude Medical, Inc.,
0.150%, 1–12–12 (C)	1,335	1,335
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.140%, 2–14–12 (C)	10,000	9,998
Wisconsin Electric Power Co.,
0.160%, 1–11–12 (C)	6,245	6,245

		83,698

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (D)	3,572	3,572

United States Government Agency Obligations – 0.1%
Fannie Mae Discount Notes,
0.010%, 3–14–12	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 6.0%		$89,270
(Cost: $89,270)

TOTAL INVESTMENT SECURITIES – 101.0%		$1,514,443
(Cost: $1,486,504)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(15,643)

NET ASSETS – 100.0%		$1,498,800

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,425,163	$—	$—
Purchased Options	—	10	—
Short-Term Securities	—	89,270	—
Total	$1,425,163	$89,280	$—
Liabilities
Written Options	$297	$36	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Netflix, Inc.	N/A	Put	635	February 2012	$62.50	$370	$(297)
Nordstrom, Inc.	Deutsche Banc Alex. Brown Inc.	Put	1,613	January 2012	45.00	309	(36)
						$679	$(333)

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,487,064
Gross unrealized appreciation	135,306
Gross unrealized depreciation	(107,927)
Net unrealized appreciation	$27,379

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Baxter International Inc.: 0.140%, 1–10–12 (A)	$12,152	$12,151
0.250%, 2–7–12 (A)	850	850
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited): 0.170%, 1–23–12 (A)	898	898
0.200%, 2–9–12 (A)	1,600	1,599
0.180%, 2–21–12 (A)	1,000	1,000
Corporacion Andina de Fomento: 0.290%, 1–23–12 (A)	4,250	4,249
0.320%, 2–7–12 (A)	2,500	2,499
0.440%, 2–24–12 (A)	2,200	2,199
0.700%, 5–15–12 (A)	1,200	1,197
PACCAR Financial Corp., 0.120%, 2–6–12 (A)	1,000	1,000
Prudential Funding LLC, 0.070%, 1–3–12 (A)	6,878	6,878
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.300%, 1–13–12 (A)	2,000	2,000
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.210%, 1–31–12 (A)	3,163	3,162
St. Jude Medical, Inc., 0.220%, 1–6–12 (A)	4,377	4,377
Straight–A Funding, LLC (GTD by Federal Financing Bank): 0.110%, 1–11–12 (A)	1,000	1,000
0.110%, 1–11–12 (A)	1,000	1,000
0.120%, 1–11–12 (A)	1,000	1,000
0.160%, 1–18–12 (A)	8,500	8,499
0.180%, 2–3–12 (A)	2,455	2,455
0.190%, 2–10–12 (A)	1,000	1,000
0.140%, 2–14–12 (A)	5,000	4,999
0.180%, 3–6–12 (A)	2,000	1,999
0.190%, 3–12–12 (A)	750	750
Wisconsin Electric Power Co.: 0.210%, 1–4–12 (A)	7,098	7,098
0.210%, 1–6–12 (A)	3,145	3,145
0.170%, 1–10–12 (A)	2,000	2,000

Total Commercial Paper – 30.8%		79,004

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (B)	287	287

Notes
American Honda Finance Corp. (GTD by Honda Motor Co.): 0.760%, 3–7–12 (B)	4,300	4,300
0.820%, 3–26–12 (B)	2,000	2,000
0.740%, 3–27–12 (B)	2,900	2,901
0.680%, 3–29–12 (B)	2,025	2,025
Bank of America, N.A., 0.770%, 1–23–12 (B)	4,900	4,900
BellSouth Corporation (GTD by AT&T Inc.), 4.410%, 4–26–12 (C)	7,000	7,079
Citigroup Funding Inc. (GTD by Federal Deposit Insurance Corporation), 0.880%, 3–30–12 (B)(D)	3,000	3,003
Citigroup Inc.: 6.000%, 2–21–12	1,700	1,713
5.250%, 2–27–12	1,066	1,073
0.680%, 3–16–12 (B)	844	843

Eli Lilly and Company, 3.550%, 3–6–12	700	704
General Electric Capital Corporation: 5.875%, 2–15–12	1,300	1,308
3.500%, 8–13–12	3,600	3,665
5.250%, 10–19–12	6,246	6,463
5.450%, 1–15–13	600	628
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.790%, 2–27–12 (B)	1,500	1,500
Kimberly–Clark Corporation, 4.028%, 12–19–12	7,300	7,555
PepsiCo, Inc., 5.150%, 5–15–12	500	509
Rabobank Nederland: 0.620%, 1–26–12 (B)	1,500	1,500
0.600%, 2–16–12 (B)	1,500	1,500
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.220%, 1–9–12 (B)	2,095	2,095
Toyota Motor Credit Corporation, 0.750%, 3–19–12 (B)	7,300	7,300
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.220%, 1–9–12 (B)	1,580	1,580
Wachovia Corporation, 0.680%, 3–1–12 (B)	1,000	1,000

Total Notes – 26.1%		67,144

TOTAL CORPORATE OBLIGATIONS – 57.0%		$146,435
(Cost: $146,435)

MUNICIPAL OBLIGATIONS
Arizona – 0.2%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.080%, 1–9–12 (B)	412	412

California – 7.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.090%, 1–3–12 (B)	2,215	2,215
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.020%, 1–3–12 (B)	1,790	1,790
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.030%, 1–3–12 (B)	2,902	2,902
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.100%, 1–9–12 (B)	2,800	2,800

CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.090%, 1–9–12 (B)	3,165	3,165
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.050%, 1–9–12 (B)	1,905	1,905
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.070%, 1–9–12 (B)	2,535	2,535
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.070%, 1–9–12 (B)	2,915	2,915

		20,227

Colorado – 3.9%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.180%, 1–9–12 (B)	5,415	5,415
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.110%, 1–9–12 (B)	3,980	3,980
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.090%, 1–9–12 (B)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ–Ser A–1 (GTD by JPMorgan Chase & Co.), 0.450%, 1–9–12 (B)	250	250

		10,120

Florida – 0.8%
FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America, N.A.), 0.090%, 1–3–12 (B)	2,000	2,000

Georgia – 4.6%
Muni Elec Auth of GA (GTD by Wells Fargo Bank, N.A.), 0.200%, 1–11–12	11,873	11,873

Illinois – 0.5%
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.100%, 1–9–12 (B)	1,231	1,231

Indiana – 1.9%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.), 0.080%, 1–9–12 (B)	5,000	5,000

Louisiana – 3.2%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.050%, 1–3–12 (B)	2,711	2,711
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.080%, 1–9–12 (B)	3,000	3,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.070%, 1–9–12 (B)	2,000	2,000

Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.030%, 1–3–12 (B)	500	500

		8,211

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.210%, 1–9–12 (B)	1,915	1,915

Mississippi – 5.4%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.220%, 1–9–12 (B)	4,925	4,925
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.030%, 1–3–12 (B)	5,500	5,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.030%, 1–3–12 (B)	3,400	3,400

		13,825

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.240%, 1–9–12 (B)	975	975

New York – 0.8%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.110%, 1–9–12 (B)	2,000	2,000

Texas – 5.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.100%, 1–9–12 (B)	6,875	6,875
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.050%, 1–3–12 (B)	2,925	2,925
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.050%, 1–3–12 (B)	3,505	3,505

		13,305

Wisconsin – 2.2%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.270%, 1–9–12 (B)	3,095	3,095
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.090%, 1–9–12 (B)	770	770

WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bank, N.A.), 0.060%, 1–9–12 (B)	1,845	1,845

		5,710

Wyoming – 3.0%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.030%, 1–3–12 (B)	7,783	7,783

TOTAL MUNICIPAL OBLIGATIONS – 40.7%		$104,587
(Cost: $104,587)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government): 0.090%, 1–9–12 (B)	1,719	1,719
0.090%, 1–9–12 (B)	1,333	1,333
0.500%, 12–9–12	985	985
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.710%, 4–16–12 (B)	1,379	1,379

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.1%		$5,416
(Cost: $5,416)

TOTAL INVESTMENT SECURITIES – 99.8%		$256,438
(Cost: $256,438)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		616

NET ASSETS – 100.0%		$257,054

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$146,435	$—
Municipal Obligations	—	104,587	—
United States Government Agency Obligations	—	5,416	—
Total	$—	$256,438	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Rate shown is the yield to maturity at December 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(D)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$256,438
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.8%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	$500	$577
The Spl Care Fac Fin Auth of Birmingham—Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009, 6.000%, 6–1–39	750	824
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	793

		2,194

Arizona – 1.1%
Bullhead City, AZ, Bullhead Prkwy Impvt Dist, Impvt Bonds, 6.100%, 1–1–13	175	178
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	586
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	541

		1,305

Arkansas – 0.3%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003D, 5.300%, 7–1–24	410	411

California – 12.0%
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	750	792
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	437
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	415	466
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	501
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21 (A)	1,195	1,293
CA Various Purp GO Bonds: 5.000%, 2–1–22	495	523
5.250%, 9–1–26	1,500	1,695
5.250%, 10–1–29	500	549
6.500%, 4–1–33	1,000	1,200
6.000%, 11–1–39	500	569
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	547
Golden State Tob Securitization Corp, Tob Stlmt Asset–Bkd Bonds, Ser 2003B, 5.000%, 6–1–43	1,000	1,063

Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	200	217
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F, 5.000%, 1–1–34	500	525
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	275
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	250	261
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 5.250%, 10–1–20	570	582
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A, 5.500%, 8–1–29	200	225
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	578
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	500	587
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A: 5.250%, 10–1–24	500	553
5.000%, 12–1–24	500	541
Trustees of the CA State Univ Syswide Rev Bonds, Ser 2002A, 5.500%, 11–1–15	250	261
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	49

		14,289

Colorado – 3.9%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	544
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	577
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	475	483
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A, 5.500%, 11–1–29	400	412
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2, 6.500%, 8–1–31	250	263
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	500	503
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	587
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	500	503
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	802

		4,674

Connecticut – 0.4%
Capital City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	429

District Of Columbia – 2.0%
DC GO Rfdg Bonds, Ser 2008F, 5.000%, 6–1–19	1,000	1,183
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	811
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	430

		2,424

Florida – 7.5%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	561
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	527
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A–1, 5.250%, 6–1–17	400	447
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	712
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	867
Hsng Fin Auth of Lee Cnty, FL, Sngl Fam Mtg Rev Bonds, Ser 1999A, Subser 2, 5.000%, 9–1–30	130	130
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003, 5.250%, 10–1–19	250	263
Miami–Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	526
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	385	407
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	550
Miami–Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	584
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B, 5.250%, 10–1–22	500	617
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C, 5.000%, 10–1–17	500	596
Mid–Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	534
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	587
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	503
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry–Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	500	562

		8,973

Georgia – 1.2%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	500	538
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A, 6.250%, 7–1–31	250	247
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	606

		1,391

Hawaii – 0.9%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,126

Illinois – 2.5%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A: 5.000%, 5–1–26	230	192
5.700%, 5–1–36	250	212
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	554
Chicago GO Bonds, Proj and Rfdg, Ser 2004A, 5.250%, 1–1–21	250	265
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	200	208
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	525
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	613
IL Fin Auth, Student Hsng Rev Bonds (CHF–DeKalb, L.L.C.-Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	436

		3,005

Indiana – 2.7%
Ball State Univ Board of Trustees, Ball State Univ Student Fee Bonds, Ser K, 5.750%, 7–1–18	500	500
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A, 5.500%, 1–15–16	190	191
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	500	515
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac-Phase II), Ser 2008C, 5.000%, 7–1–17	500	575
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	250	250
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007, 5.250%, 1–15–32	500	529
New Albany–Floyd Cnty Sch Bldg Corp, First Mtg Bonds, Ser 2002, 5.750%, 7–15–17	675	694

		3,254

Iowa – 0.9%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,013

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	558

Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2003A–2, 5.650%, 6–1–35	90	94
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B-Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (B)	400	254

		906

Kentucky – 2.7%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	617
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 5.500%, 6–1–21	500	542
6.500%, 3–1–45	600	636
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	524
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	500	522
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A, 5.000%, 7–1–16	330	387

		3,228

Louisiana – 2.1%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	769
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A–1, 6.000%, 1–1–23	500	584
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010, 5.000%, 12–1–22	1,000	1,170

		2,523

Maryland – 0.9%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	606
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	405	411

		1,017

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	511
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	425	466
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010–E, 5.000%, 7–1–15	500	546

		1,523

Michigan – 3.3%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011–A, 5.750%, 7–1–37	500	535
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	532
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,100
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	776

State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA, 0.000%, 10–15–22 (B)	1,000	622
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	355

		3,920

Minnesota – 0.8%
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	561
Victoria, MN, Private Sch Fac Rev Bonds (Holy Fam Catholic High Sch Proj), Ser 1999A, 5.600%, 9–1–19	400	400

		961

Mississippi – 0.7%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	826

Missouri – 3.9%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	194
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	135
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	795
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	762
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	200	201
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	68
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	608
Platte Cnty R–III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	373
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	517
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C, 6.000%, 9–1–24 (C)	500	175
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	250	245
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	110
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	476

		4,659

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	572

Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 6.500%, 12–1–18	290	341

		913

New Hampshire – 1.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	152
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	500	590
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	245	248
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	430	432

		1,422

New Jersey – 4.8%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004, 5.250%, 1–1–19	640	664
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	890
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	262
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	567
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	543
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	506
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	533
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A, 5.500%, 12–15–22	500	610
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	579
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	530

		5,684

New Mexico – 0.5%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	65	70
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	455	474

		544

New York – 2.0%
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A: 0.000%, 3–1–25 (B)	500	277
0.000%, 3–1–26 (B)	500	260
0.000%, 3–1–27 (B)	500	244
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser, 5.500%, 12–15–14	500	516
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	500	556

Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	105	105
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	485	485

		2,443

North Carolina – 1.3%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	250	293
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	558
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	143
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	555

		1,549

Ohio – 1.2%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	536
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	491
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C, 6.000%, 11–15–27	455	434

		1,461

Oklahoma – 1.5%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	500	534
Grand River Dam Auth, Rev Bonds, Ser 2008A, 5.000%, 6–1–18	905	1,094
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985, 6.600%, 7–1–14	160	172

		1,800

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	267

Pennsylvania – 4.6%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	268
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	629
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	504
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	535
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	750	792

PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (B)	1,500	1,328
Philadelphia Auth for Ind Dev (Mariana Bracetti Academy Charter Sch Proj), Rev Bonds, Ser 2011, 7.250%, 12–15–31	400	396
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	445	486
The Sch Dist of Philadelphia, PA, GO Bonds, Ser 2002A, 5.500%, 2–1–18	500	502

		5,440

Puerto Rico – 2.6%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	500	552
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	750	802
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD, 5.000%, 7–1–21	1,000	1,111
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	250	256
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	500	391

		3,112

Rhode Island – 1.0%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	600	660
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	500	537

		1,197

South Carolina – 0.1%
Tob Stlmt Rev Mgmt Auth, 5% Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2008, 5.000%, 6–1–18	130	130

Tennessee – 0.5%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	572

Texas – 9.0%
Arlington, TX Spl Tax Rev Bonds, Ser 2008, 5.000%, 8–15–18	300	354
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	250	258
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	431
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	636
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	500
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	586
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D, 5.000%, 11–15–16	200	212

Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	500	475
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,063
Howard Cnty, TX GO Bonds, Ser 2008, 4.650%, 2–15–24	505	532
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	592
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	500	497
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	505	516
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A, 6.000%, 1–1–25	500	568
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	1,000	389
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	591
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	500	494
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	238
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	375
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	538
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	849

		10,694

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	105	106

Virgin Islands – 1.3%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note—Cruzan Proj), Ser 2009A, 6.000%, 10–1–39	500	525
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note—Diageo Proj), Ser 2009A, 5.000%, 10–1–25	1,000	1,037

		1,562

Virginia – 1.2%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	500	573
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 5.500%, 7–1–20	490	530
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	300

		1,403

Washington – 1.5%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	750	802
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	500	527
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	484

		1,813

West Virginia – 0.7%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	300	314
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	523

		837

Wisconsin – 1.4%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,131
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	552

		1,683

Wyoming – 0.7%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	300	281
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	558

		839

TOTAL MUNICIPAL BONDS – 91.9%		$109,522
(Cost: $101,879)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
St. Jude Medical, Inc., 0.150%, 1–12–12 (D)	1,958	1,958

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (E)	556	556

Municipal Obligations–5.8%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.040%, 1–3–12 (E)	1,466	1,466
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1–3–12 (E)	5,500	5,500

		6,966

TOTAL SHORT-TERM SECURITIES – 8.0%		$9,480
(Cost: $9,480)

TOTAL INVESTMENT SECURITIES – 99.9%		$119,002
(Cost: $111,359)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		172

NET ASSETS – 100.0%		$119,174

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$–	$109,522	$–
Short-Term Securities	–	9,480	–
Total	$–	$119,002	$–

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Purchased on a when-issued basis with settlement subsequent to December 31, 2011.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$111,352
Gross unrealized appreciation	8,249
Gross unrealized depreciation	(599)
Net unrealized appreciation	$7,650

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.5%
Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds (Intl Paper Co Proj), Ser 2011A, 5.375%, 12–1–35	$4,000	$4,053

Arizona – 2.9%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.059%, 1–1–37 (A)	10,000	6,664
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	1,070	1,200
8.000%, 5–1–25	7,500	8,434
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,728
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,315	1,254
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	500	455

		21,735

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	500	506

California – 9.4%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,196
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010,
6.250%, 9–1–40	5,275	5,341
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	1,085	1,017
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009B,
8.000%, 10–1–22	400	452
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	953
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,700
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser A,
7.250%, 10–1–32	3,400	3,500
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,250	3,207
6.350%, 7–1–46	250	252

CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.250%, 11–15–41	6,000	6,472
CA Various Purp GO Bonds:
6.000%, 4–1–35	250	284
6.000%, 11–1–39	4,445	5,056
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	1,500	1,572
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A:
6.500%, 9–1–29	360	370
6.750%, 9–1–39	70	72
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds,
6.750%, 9–1–40	1,800	1,830
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds,
6.125%, 10–1–25	2,200	2,271
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	1,000	653
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007,
4.625%, 6–1–21	1,630	1,301
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	228
5.750%, 9–1–31	365	365
6.000%, 9–1–39	1,000	1,010
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,144
6.000%, 11–1–41	3,000	2,959
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,705	2,927
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	80
7.000%, 10–1–32	510	552
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	111
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
7.000%, 12–1–26	5,000	5,385
8.000%, 12–1–26	1,400	1,611
8.000%, 12–1–31	4,400	4,970
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A,
5.000%, 7–1–21	2,000	2,309
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–34	2,500	2,618

		70,768

Colorado – 5.7%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	6,625	6,674
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,089

Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12–1–33	1,160	1,053
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	97
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	254
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,016
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty-Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	350	331
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty-Clermont Park Proj), Ser 2009A:
7.250%, 1–1–19	100	105
9.000%, 1–1–34	30	32
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,279
Denver Hlth and Hosp Auth, Hlthcare Rev Bonds, Ser 2009A,
6.250%, 12–1–33	835	861
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	2,345	2,397
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,524
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–27	4,660	4,232
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010:
6.500%, 1–15–30	3,000	3,211
6.000%, 1–15–41	2,500	2,570
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,325	3,854
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,829	3,233
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004,
6.625%, 12–1–23	500	514
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	2,529	2,425

		42,751

Connecticut – 1.0%
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	110	110
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,188
Stamford, CT Special Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	5,023

		7,321

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	699

Florida – 2.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	585	613
6.750%, 11–1–39	1,390	1,464
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	5,881
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–30	2,750	2,671
6.000%, 9–15–40	2,000	1,844
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A,
5.000%, 7–1–15	1,000	1,100
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	350	506
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–25	1,000	1,092
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
6.000%, 8–1–45	1,800	1,822

		16,993

Georgia – 1.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,500	2,558
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.500%, 7–1–41	6,440	6,335
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	3,400	3,971
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	250	252
7.400%, 1–1–34	815	820

		13,936

Guam – 1.7%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU,
6.625%, 12–1–30	1,400	1,462
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A,
6.875%, 12–1–40	3,500	3,664
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	80	82
7.000%, 11–15–39	7,000	7,334

		12,542

Hawaii – 0.9%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	1,450	1,644
9.000%, 11–15–44	4,200	4,786
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009C-2,
6.400%, 11–15–14	300	301

		6,731

Idaho – 0.2%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	914
6.250%, 7–1–45	550	497

		1,411

Illinois – 7.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,360	1,136
5.700%, 5–1–36	3,160	2,674
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A,
6.870%, 2–15–24	1,600	1,680
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B,
5.000%, 1–1–34	1,500	1,622
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,101
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,550
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	470	489
IL Fin Auth, Rev Bonds (Greenfields of Geneva Proj), Ser 2010C-3,
6.250%, 2–15–16	3,000	3,000
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	6,000	6,242
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D-3,
6.000%, 5–15–17	4,000	4,003
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	8,000	8,427
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A,
5.875%, 2–15–38	1,400	1,311
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	522
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,535
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,038
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,855	1,904
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	680	714
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,103
7.375%, 11–15–45	1,500	1,506
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	1,840	1,561
Vlg of Riverdale Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	5,255	5,561

		54,679

Indiana – 1.8%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	10	10
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	235	244

IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,075	1,267
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,454
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A,
6.250%, 6–1–25	1,000	1,100
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,960	1,978
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	4,165	3,810
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,430	1,453

		13,316

Iowa – 0.4%
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Part in Base Lease Payments, Ser 2006D,
5.250%, 6–1–26	500	530
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	2,657

		3,187

Kansas – 1.4%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	557
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,035
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	500	341
5.500%, 9–1–26	500	335
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	5,000	4,838
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B-Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (B)	1,100	699

		10,805

Kentucky – 1.4%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,500	2,639
6.500%, 3–1–45	3,500	3,710
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,031
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	2,000	2,087

		10,467

Louisiana – 0.7%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A-2,
6.500%, 11–1–35	4,000	4,254
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	745	775

		5,029

Maine – 0.1%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010,
5.000%, 1–1–30	500	528

Maryland – 0.5%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	504
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,082

		3,586

Massachusetts – 0.0%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	200	201
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14	55	55

		256

Michigan – 7.4%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	6,000	7,163
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	5,500	6,656
Detroit, MI, GO Bonds, Ser 2004-A(1),
5.250%, 4–1–23	1,420	1,223
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	6,425	6,420
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	350	365
7.500%, 7–1–39	2,000	2,074
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	10,500	10,390
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,220
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	8,000	8,686
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1,
8.000%, 10–1–30	2,480	2,653
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	65
8.250%, 9–1–39	4,750	5,683
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	159
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	250	251
7.000%, 11–15–38	150	143

		56,151

Minnesota – 0.9%
Minneapolis Hlth Care Sys Rev Bonds, (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	4,952
Tob Securitization Auth, MN Tob Stlmt Rev Bonds, Ser 2011B,
5.250%, 3–1–31	1,500	1,538

		6,490

Missouri – 7.4%
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	5,000	5,009
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	605	654
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,567
6.250%, 3–1–24	1,100	1,067
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	473
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	155
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.500%, 10–1–31	425	313
5.550%, 10–1–36	325	232
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,000	1,059
6.500%, 10–1–35	1,000	1,056
Indl Dev Auth of Kansas City, MO, Sales Tax Rev Bonds (Ward Prkwy Ctr Cmnty Impvt Dist Proj), Ser 2011,
6.750%, 10–1–41	2,400	2,415
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,146
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18	1,170	1,141
7.000%, 4–1–28	535	501
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	1,007
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	5,072
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10–1–22	205	183
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,000	5,153
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,390	1,399
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	215
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (B)	750	174
0.000%, 7–15–37 (B)	1,500	328
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33	3,950	4,062

The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	96
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	184
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,500	1,511
6.500%, 1–1–35	7,000	6,983
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2,
7.000%, 11–15–15	250	251
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010D,
6.500%, 5–15–15	1,000	1,001
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	2,000	700
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	225	220
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	7,000	6,592
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	940	881
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	1,150	1,285

		56,085

Nevada – 0.5%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003,
6.100%, 8–1–18	95	98
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	1,325	1,431
8.000%, 6–15–30	1,500	1,719
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	311

		3,559

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,338

New Jersey – 2.0%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
6.400%, 9–15–23	13,000	12,999
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000,
7.000%, 11–15–30	1,000	1,000
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,035
7.500%, 12–1–32	450	530

		15,564

New York – 2.6%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A,
5.000%, 10–1–22	1,000	1,178
Hudson Yards Infra Corp, Hudson Yards Sr Rev Bonds, Ser 2012A,
5.750%, 2–15–47	2,000	2,163
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	5,750	4,973
6.700%, 1–1–43	5,200	4,140
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	500	445
7.750%, 8–1–31	4,295	3,814
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	340	340
7.250%, 1–1–30	1,940	1,941
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	715	715

		19,709

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,496

Ohio – 3.6%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6–1–24	8,155	6,204
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,470	1,248
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,683
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,194
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	581
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	5,590	6,158
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	1,000	1,025
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	505
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	900	803
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	310	302
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	7,000	6,599

		27,302

Oklahoma – 1.2%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	1,986
6.000%, 11–15–38	7,450	6,855

		8,841

Oregon – 1.4%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,527
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,189
6.375%, 9–1–40	1,750	1,838
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	5,841

		10,395

Pennsylvania – 3.0%
Allegheny Cnty Hosp Dev Auth, Hlth Sys Rev Bonds (West Penn Allegheny Hlth Sys), Ser 2007A,
5.375%, 11–15–40	2,000	1,608
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	226
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	4,825
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	4,000	3,806
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11–1–21	675	730
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	1,530	1,549
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,124
Philadelphia Auth for Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.625%, 12–15–41	6,925	6,905
Philadelphia Auth for Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	933
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,261
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	24

		22,991

Puerto Rico – 2.4%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2011 C,
6.500%, 7–1–40	3,000	3,341
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	2,582
5.250%, 7–1–40	5,270	5,401

PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	3,900	4,328
6.000%, 8–1–26	1,000	1,102
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	500	559
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	1,141

		18,454

Rhode Island – 0.6%
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2002A,
6.250%, 6–1–42	5,000	4,887

South Carolina – 0.5%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,740
SC Jobs-Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsgn Fndtn, LLC Proj), Ser 2009A,
6.000%, 4–1–30	1,510	1,512
SC Jobs—Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	750	769

		4,021

Tennessee – 1.2%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	7,135	7,144
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	500	537
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Rev Rfdg Bonds (The Blakeford at Green Hills), Ser 1998,
5.650%, 7–1–24	1,700	1,667

		9,348

Texas – 12.0%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	250	258
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	628
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	108
0.000%, 1–1–40 (B)	500	84
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011,
6.250%, 1–1–46	3,000	3,102
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	100	105
9.000%, 9–1–38	1,250	1,303
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	505
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	250	233
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	1,800	1,948

Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,107
5.000%, 7–1–26	2,680	2,939
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,560	2,993
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,470
6.625%, 7–1–36	7,000	6,616
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	6,025	5,421
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	5,000	4,968
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,600
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	3,500	2,031
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	354
6.500%, 8–15–39	200	204
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	171
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	835	845
6.000%, 11–15–36	1,015	1,002
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	2,944
5.625%, 11–15–27	250	238
5.750%, 11–15–37	11,250	10,463
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,555
8.125%, 11–15–39	5,000	5,032
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	398
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	7,100	7,644
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,270
7.000%, 6–30–40	8,000	8,691
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,000	2,061
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,080
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,320

		90,691

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6–1–28	350	377
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	750	741
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	983
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,145

		4,246

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note—Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,030

Virginia – 1.6%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.150%, 7–1–17	715	593
5.400%, 7–1–27	1,580	1,090
5.500%, 7–1–37	1,600	1,023
Indl Dev Auth of Lexington, VA, Hosp Fac Rev Bonds (Stonewall Jackson Hosp), Ser 2000:
7.000%, 7–1–25	715	718
7.000%, 7–1–30	905	907
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	535	619
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	965	1,091
7.500%, 7–1–29	25	29
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A,
6.875%, 3–1–36	4,300	4,481
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A,
6.125%, 1–1–35	1,000	926
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	455	455

		11,932

Washington – 0.8%
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005,
5.375%, 12–1–22	500	523
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007,
5.625%, 12–1–25	500	529
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	685	717
7.000%, 7–1–31	1,430	1,516
7.000%, 7–1–39	2,000	2,104
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	282

		5,671

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,178

Wisconsin – 1.2%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A:
6.500%, 8–15–24	375	376
6.750%, 8–15–34	1,000	1,011
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,240
6.125%, 6–1–39	250	253
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,339
7.625%, 9–15–39	3,750	3,997

		9,216

TOTAL MUNICIPAL BONDS – 92.2%		$695,894
(Cost: $675,560)

SHORT-TERM SECURITIES
Commercial Paper – 4.6%
CVS Caremark Corporation,
0.390%, 1–10–12 (D)	3,000	3,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.310%, 1–20–12 (D)	4,000	3,999
McCormick & Co. Inc.,
0.090%, 1–3–12 (D)	4,884	4,884
PacifiCorp:
0.430%, 1–3–12 (D)	5,000	5,000
0.450%, 1–9–12 (D)	5,000	4,999
Prudential Funding LLC,
0.070%, 1–3–12 (D)	1,413	1,413
St. Jude Medical, Inc.,
0.150%, 1–12–12 (D)	4,765	4,765
Verizon Communications Inc.:
0.370%, 1–9–12 (D)	664	664
0.350%, 1–18–12 (D)	5,000	4,999
Wisconsin Electric Power Co.,
0.170%, 1–10–12 (D)	530	530

		34,253

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (E)	1,082	1,082

Municipal Obligations – 2.2%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.050%, 1–3–12 (E)	745	745
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.050%, 1–3–12 (E)	9,884	9,884
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.110%, 1–3–12 (E)	1,091	1,091
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.030%, 1–3–12 (E)	575	575
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.050%, 1–3–12 (E)	1,500	1,500

The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (GTD by Bank of America, N.A.),
0.340%, 1–5–12 (E)	2,705	2,705

		16,500

TOTAL SHORT-TERM SECURITIES – 6.9%		$51,835
(Cost: $51,835)

TOTAL INVESTMENT SECURITIES – 99.1%		$747,729
(Cost: $727,395)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		6,668

NET ASSETS – 100.0%		$754,397

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$695,870	$24
Short-Term Securities	—	51,835	—
Total	$—	$747,705	$24

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-11	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(8)
Purchases	—
Sales	—
Transfers into Level 3 during the period	32
Transfers out of Level 3 during the period	—
Ending Balance 12-31-11	$24
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(8)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$727,270

Gross unrealized appreciation	24,412
Gross unrealized depreciation	(3,953)

Net unrealized appreciation	$20,459

SCHEDULE OF INVESTMENTS Ivy Pacific Opportunities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

China – 31.2%
Air China Limited, H Shares	7,942	$5,870
Baidu.com, Inc., ADR (A)	48	5,626
Bona Film Group Limited, ADR (A)	601	2,284
Brilliance China Automotive Holdings Limited (A)	5,688	6,137
Camelot Information Systems Inc., ADR (A)	342	975
China BlueChemical Ltd., H Shares	10,876	8,234
China Coal Energy Company Limited, H Shares	8,609	9,289
China Life Insurance Company Limited, H Shares	2,500	6,180
China Lumena New Materials Corp.	7,540	1,398
China Minsheng Banking Corp Ltd., H Shares	14,669	12,711
China Unicom Limited	5,718	12,030
China Yurun Food Group Limited (B)	5,026	6,601
China Zenix Auto International Limited, ADR (A)	600	1,830
CITIC Securities Company Limited, H Shares (A)(B)	10,500	17,278
Digital China Holdings Limited	2,324	3,603
Longtop Financial Technologies Limited, ADR (A)	195	—	*
PetroChina Company Limited, H Shares	5,084	6,330
Ping An Insurance (Group) Company of China, Ltd., A Shares	1,815	9,932
Ping An Insurance (Group) Company of China, Ltd., H Shares	1,176	7,753
Sany Heavy Equipment International Holdings Company Limited	7,818	6,372
SINA Corporation (A)	70	3,626
Sino-Ocean Land Holdings Limited	18,727	8,680
Spreadtrum Communications, Inc., ADR	160	3,350
Tencent Holdings Limited	470	9,439
Tingyi Holding Corp.	1,970	5,986
Tudou Holding Limited, ADR (A)	40	439
Xueda Education Group, ADR (A)	238	831
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,591	7,869
ZTE Corporation, H Shares	4,141	12,984

		183,637

Hong Kong – 9.6%
China Modern Dairy Holdings Ltd., H Shares (A)	30,778	6,499
China Overseas Land & Investment Limited	4,124	6,892
China ZhengTong Auto Services Holdings Limited (A)	6,994	6,862
CNOOC Limited	6,727	11,763
Fushan International Energy Group Limited	20,354	6,892
Glorious Property Holdings Limited	10,473	1,834
International Mining Machinery Holdings Ltd.	588	647
Lenovo Group Limited	4,422	2,949
Shanghai Pharmaceuticals Holding Co., Ltd. (A)(B)	2,988	4,840
Sinopharm Group Co. Ltd., H Shares	962	2,311
Sinopharm Group Co. Ltd., H Shares (B)	1,517	3,644
West China Cement Limited	10,114	1,693

		56,826

India – 6.1%
Axis Bank Limited	229	3,481
DLF Limited	2,485	8,570
Dr. Reddy’s Laboratories Limited	247	7,329
HCL Technologies Limited	737	5,381
ICICI Bank Limited	366	4,721

Infrastructure Development Finance Company Limited	2,817	4,862
Lanco Infratech Limited (A)	5,475	979
Money Matters Financial Services (A)(B)	356	552

		35,875

Indonesia – 2.0%
PT Adaro Energy Tbk	29,571	5,772
PT Bank Mandiri (Persero) Tbk	8,330	6,202

		11,974

Malaysia – 4.3%
Bumiputra-Commerce Holdings Berhad	2,176	5,106
Gamuda Berhad	2,126	2,274
Genting Berhad	2,068	7,175
Petroliam Nasional Berhad (B)	3,158	6,177
UEM Land Holdings Berhad (A)	6,411	4,894

		25,626

Philippines – 0.3%
Puregold Price Club Inc. (A)(B)	5,000	2,039

Singapore – 6.5%
DBS Group Holdings Ltd	990	8,793
Global Logistic Properties Limited (A)(B)	5,281	7,146
Keppel Corporation Limited	1,334	9,563
SembCorp Industries Ltd	2,049	6,399
United Overseas Bank Limited	534	6,287

		38,188

South Korea – 21.2%
Daelim Industrial Co., Ltd. (A)	74	5,780
Dongbu Insurance Co., Ltd.	181	8,456
GLOVIS Co., Ltd. (A)	39	6,526
Hyundai Motor Company (A)	37	6,896
Industrial Bank of Korea (A)	532	5,807
KB Financial Group Inc. (A)	153	4,836
Kia Motors Corporation (A)	179	10,415
LG Chem, Ltd. (A)	42	11,770
LG Display Co., Ltd. (A)	145	3,086
NCsoft Corporation (A)	30	8,019
Posco	28	9,342
Samsung Electronics Co., Ltd.	31	28,496
Samsung Engineering Co., Ltd. (A)	41	7,296
Samsung Heavy Industries Co., Ltd. (A)	336	8,212

		124,937

Taiwan – 12.2%
Compal Electronics, Inc.	8,345	8,323
First Commercial Bank Co., Ltd.	10,919	6,401
Fubon Financial Holding Co., Ltd.	2,933	3,104
High Tech Computer Corp.	152	2,495
Hon Hai Precision Ind. Co., Ltd.	4,059	11,114
Nan Ya Plastics Corporation	2,893	5,742
Taiwan Semiconductor Manufacturing Company Ltd.	4,297	10,757
TPK Holding Co., Ltd. (A)	236	3,069
Unimicron Technology Corp.	6,777	7,968
Yuanta Financial Holdings Co., Ltd.	25,798	13,164

		72,137

Thailand – 1.9%
Banpu Public Company Limited, Registered Shares	452	7,817
Thai Union Frozen Products Public Company Limited	1,850	3,430

		11,247

United States – 1.0%
Cognizant Technology Solutions Corporation, Class A (A)	93	5,990

TOTAL COMMON STOCKS – 96.3%		$568,476
(Cost: $625,760)

RIGHTS – 0.0%
Hong Kong – 0.0%
PICC Property and Casualty Company Limited, H Shares (A)	446	$287

(Cost: $250)

PURCHASED OPTIONS – 0.0%	Number of Contracts (Unrounded)
SINA Corporation,
Call $75.00, Expires 3–19–12	475	$61

(Cost: $320)

CORPORATE DEBT SECURITIES – 0.0%	Principal
India
Dr. Reddy’s Laboratories Ltd.,
9.250%, 3–24–14 (C)	INR1,480	$148

(Cost: $ – )

SHORT-TERM SECURITIES

Commercial Paper – 2.8%
Colgate-Palmolive Company,
0.010%, 1–17–12 (D)	$3,475	3,475
General Electric Capital Corporation,
0.020%, 1–23–12 (D)	1,000	1,000
International Business Machines Corporation,
0.050%, 1–23–12 (D)	1,875	1,875
PACCAR Financial Corp.,
0.110%, 1–6–12 (D)	2,000	2,000
Wal-Mart Stores, Inc.,
0.020%, 1–10–12 (D)	5,000	5,000
Wisconsin Electric Power Co.,
0.170%, 1–10–12 (D)	3,489	3,489

		16,839

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (E)	3,291	3,291

TOTAL SHORT-TERM SECURITIES – 3.4%		$20,130
(Cost: $20,130)

TOTAL INVESTMENT SECURITIES – 99.7%		$589,102
(Cost: $646,460)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,973

NET ASSETS – 100.0%		$591,075

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$568,476	$—	$—
Rights	—	287	—
Purchased Options	61	—	—
Corporate Debt Securities	—	148	—
Short-Term Securities	—	20,130	—
Total	$568,537	$20,565	$—
Swap Agreements	$—	$279	$—
Liabilities
Written Options	$886	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Corporate Debt Securities
Beginning Balance 4-1-11	$2,130	$166
Net realized gain (loss)	(2,137)	—
Net change in unrealized appreciation (depreciation)	1,174	—
Purchases	—	—
Sales	(1,167)	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(166)
Ending Balance 12-31-11	$—	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$—	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$4,322	China Vanke Company Ltd.	8-16-12	USD LIBOR + 0.700%	$136
UBS AG, London	115	China Vanke Company Ltd.	8-29-12	USD LIBOR + 0.700%	4
UBS AG, London	758	China Vanke Company Ltd.	8-31-12	USD LIBOR + 0.700%	24
UBS AG, London	3,667	China Vanke Company Ltd.	9-4-12	USD LIBOR + 0.700%	115
					$279

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Baidu.com, Inc., ADR:	N/A	Put	268	March 2012	$95.00	$175	$(90)
	N/A	Put	245	March 2012	110.00	205	(193)
SINA Corporation	N/A	Put	685	March 2012	55.00	523	(603)
						$903	$(886)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $48,277 or 8.2% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR—Indian Rupee).

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$650,925
Gross unrealized appreciation	56,706
Gross unrealized depreciation	(118,529)
Net unrealized depreciation	$(61,823)

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Real Estate Activities – 0.3%
St. Joe Company, (The) (A)	73	$1,064

Diversified REITs – 3.1%
PS Business Parks, Inc.	76	4,196
Vornado Realty Trust	107	8,248

		12,444

Homebuilding – 0.2%
Lennar Corporation	43	837

Hotels, Resorts & Cruise Lines – 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	111	5,344

Industrial REITs – 4.3%
EastGroup Properties, Inc.	52	2,244
ProLogis	529	15,111

		17,355

Mortgage REITs – 0.4%
Colony Financial, Inc.	100	1,574

Office REITs – 16.2%
Alexandria Real Estate Equities, Inc.	123	8,511
BioMed Realty Trust, Inc.	329	5,947
Boston Properties, Inc.	184	18,276
Brandywine Realty Trust	147	1,392
Digital Realty Trust, Inc.	130	8,660
Douglas Emmett, Inc.	115	2,092
Duke Realty Corporation	215	2,588
Kilroy Realty Corporation	248	9,449
SL Green Realty Corp.	130	8,630

		65,545

Real Estate Operating Companies – 2.7%
Brookfield Properties Corporation	597	9,342
Forest City Enterprises, Inc., Class A (A)	144	1,700

		11,042

Real Estate Services – 0.4%
CB Richard Ellis Group, Inc. (A)	106	1,618

Residential REITs – 21.1%
American Campus Communities, Inc.	42	1,760
Associated Estates Realty Corporation	299	4,766
AvalonBay Communities, Inc.	97	12,655
Boardwalk Real Estate Investment Trust (B)	59	2,901
BRE Properties, Inc., Class A	73	3,680
Camden Property Trust	172	10,730
Equity Lifestyle Properties, Inc.	22	1,434
Equity Residential	393	22,430
Essex Property Trust, Inc.	44	6,123
Home Properties, Inc.	84	4,842
Mid-America Apartment Communities, Inc.	106	6,632
Post Properties	62	2,702
UDR, Inc.	184	4,621

		85,276

Retail REITs – 21.6%
Acadia Realty Trust	300	6,049
Agree Realty Corporation	157	3,835
CBL & Associates Properties, Inc.	177	2,775
Cedar Shopping Centers, Inc.	237	1,021
DDR Corp.	543	6,608
Kimco Realty Corporation	71	1,151
Macerich Company (The)	221	11,175
Primaris Retail Real Estate Investment Trust (B)	123	2,486
Regency Centers Corporation	99	3,724
Retail Opportunity Investments Corp.	365	4,325
Simon Property Group, Inc.	298	38,397
Weingarten Realty Investors	249	5,429

		86,975

Specialized REITs – 22.0%
CubeSmart	603	6,415
HCP, Inc.	335	13,887
Health Care REIT, Inc.	260	14,201
Hersha Hospitality Trust	762	3,717
Host Hotels & Resorts, Inc.	711	10,496
LaSalle Hotel Properties	136	3,283
LTC Properties, Inc.	70	2,151
Public Storage, Inc.	100	13,406
Sovran Self Storage, Inc.	92	3,938
Sunstone Hotel Investors, Inc. (A)	336	2,734
Ventas, Inc.	260	14,350

		88,578

Wireless Telecommunication Service – 1.7%
American Tower Corporation, Class A	50	2,976
Crown Castle International Corp. (A)	79	3,526

		6,502

TOTAL COMMON STOCKS – 95.3%		$384,154
(Cost: $290,881)

INVESTMENT FUNDS – 0.1%
Registered Investment Companies
ProShares UltraShort Real Estate (A)	16	$573

(Cost: $643)

PREFERRED STOCKS
Diversified REITs – 0.4%
CapLease, Inc., 8.125% Series A Cumulative	66	1,588

Office REITs – 0.7%
Digital Realty Trust, Inc., Preferred 7%	125	3,207

Specialized REITs – 0.6%
Pebblebrook Hotel Trust, Ser B Preferred 8%	98	2,235

TOTAL PREFERRED STOCKS – 1.7%		$7,030
(Cost: $7,086)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.1%
International Business Machines Corporation,
0.050%, 1–23–12 (C)	$3,000	3,000
Prudential Funding LLC,
0.070%, 1–3–12 (C)	5,501	5,501

		8,501

Master Note – 0.8%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (D)	3,305	3,305

TOTAL SHORT-TERM SECURITIES – 2.9%	$11,806
(Cost: $11,806)

TOTAL INVESTMENT SECURITIES –100.0%	$403,563
(Cost: $310,416)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%	57

NET ASSETS – 100.0%	$403,620

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$384,154	$—	$—
Investment Funds	573	—	—
Preferred Stocks	7,030	—	—
Short-Term Securities	—	11,806	—
Total	$391,757	$11,806	$—
Liabilities
Written Options	$162	$—	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Equity Residential	N/A	Call	685	April 2012	$60.00	$144	$(123)
Host Hotels & Resorts, Inc.	N/A	Call	1,117	January 2012	15.00	60	(39)
						$204	$(162)

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

OTC	= Over the Counter

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$321,043
Gross unrealized appreciation	87,320
Gross unrealized depreciation	(4,800)
Net unrealized appreciation	$82,520

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 5.5%
Archer Daniels Midland Company	1,155	$33,019
Bunge Limited	439	25,082
Darling International Inc. (A)	542	7,199

		65,300

Application Software – 12.3%
ACI Worldwide, Inc. (A)(B)	1,779	50,942
Aspen Technology, Inc. (A)(B)	5,393	93,573
S1 Corporation (A)	144	1,375

		145,890

Biotechnology – 5.0%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	8,858
Isis Pharmaceuticals, Inc. (A)	483	3,480
Vertex Pharmaceuticals Incorporated (A)	1,425	47,337

		59,675

Computer Hardware – 7.6%
Apple Inc. (A)	224	90,558

Construction & Engineering – 0.8%
Abengoa, S.A. (C)	341	7,241
Aegion Corporation (A)	157	2,410

		9,651

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	886	7,185

Data Processing & Outsourced Services – 13.9%
Alliance Data Systems Corporation (A)	962	99,905
Euronet Worldwide, Inc. (A)	1,449	26,778
VeriFone Holdings, Inc. (A)	347	12,318
Visa Inc., Class A	201	20,387
WNS (Holdings) Limited, ADR (A)	539	4,847

		164,235

Diversified Support Services – 0.2%
EnerNOC, Inc. (A)	263	2,863

Electronic Components – 0.4%
Power-One, Inc. (A)	1,192	4,660

Electronic Equipment & Instruments – 1.5%
Elster Group SE, ADR (A)	734	9,541
Ingenico S.A. (C)	239	8,630

		18,171

Health Care Facilities – 2.5%
Tenet Healthcare Corporation (A)	5,782	29,660

Health Care Services – 0.7%
Fleury S.A. (C)	268	3,079
Fleury S.A. (C)(D)	422	4,836

		7,915

Health Care Technology – 1.8%
Cerner Corporation (A)	340	20,813

Industrial Machinery – 4.1%
ESCO Technologies Inc.	960	27,626
Pentair, Inc.	577	19,205

		46,831

Integrated Telecommunication Services – 1.9%
CenturyLink, Inc.	219	8,154
China Unicom Limited (C)	6,604	13,894

		22,048

Internet Retail – 0.6%
Groupon, Inc. (A)	334	6,892

Internet Software & Services – 6.0%
21Vianet Group, Inc., ADR (A)	557	5,092
Google Inc., Class A (A)	76	49,023
SINA Corporation (A)	333	17,306

		71,421

IT Consulting & Other Services – 3.5%
Acxiom Corporation (A)	2,509	30,630
iGate Corporation	668	10,501

		41,131

Managed Health Care – 2.0%
Amil Participacoes S.A. (C)	1,380	12,157
UnitedHealth Group Incorporated	234	11,879

		24,036

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	136	9,327

Research & Consulting Services – 1.0%
Qualicorp S.A. (A)(C)	207	1,854
Qualicorp S.A. (A)(C)(D)	1,171	10,517

		12,371

Semiconductor Equipment – 1.5%
Nanometrics Incorporated (A)	291	5,357
Photronics, Inc. (A)	1,979	12,034

		17,391

Semiconductors – 14.3%
Cree, Inc. (A)	1,549	34,129
Microchip Technology Incorporated	367	13,440
Micron Technology, Inc. (A)	7,910	49,751
OmniVision Technologies, Inc. (A)	433	5,298
PMC-Sierra, Inc. (A)	1,918	10,570
Samsung Electronics Co., Ltd. (C)	62	57,308

		170,496

Systems Software – 3.1%
Allot Communications Ltd. (A)	346	5,256
Imperva, Inc. (A)	165	5,726
Microsoft Corporation	488	12,675
Oracle Corporation	491	12,586

		36,243

Wireless Telecommunication Service – 1.2%
Clearwire Corporation, Class A (A)	2,720	5,276
Sprint Nextel Corporation (A)	3,763	8,806

		14,082

TOTAL COMMON STOCKS – 92.8%		$1,098,845
(Cost: $987,005)

CORPORATE DEBT SECURITIES – 0.3%	Principal
Semiconductors
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (D)	$9,230	$3,773

(Cost: $9,026)

SHORT-TERM SECURITIES
Commercial Paper – 7.1%
Avon Capital Corp. (GTD by Avon Products, Inc.),
0.480%, 1–13–12 (E)	1,596	1,596
Campbell Soup Co.,
0.100%, 2–6–12 (E)	6,837	6,836
Citigroup Funding Inc.,
0.340%, 1–12–12 (E)	5,000	4,999

Clorox Co.,
0.390%, 1–19–12 (E)	6,400	6,399
CVS Caremark Corporation:
0.390%, 1–10–12 (E)	5,000	5,000
0.370%, 1–11–12 (E)	10,000	9,999
General Electric Capital Corporation,
0.020%, 1–23–12 (E)	2,000	2,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.310%, 1–20–12 (E)	5,000	4,999
Hewlett-Packard Company,
0.410%, 1–9–12 (E)	5,000	5,000
Intel Corporation,
0.020%, 1–5–12 (E)	5,000	5,000
PacifiCorp,
0.450%, 1–9–12 (E)	21,000	20,997
St. Jude Medical, Inc.,
0.150%, 1–12–12 (E)	3,687	3,687
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.110%, 1–12–12 (E)	2,000	2,000
Wisconsin Electric Power Co.,
0.120%, 1–3–12 (E)	5,538	5,538

		84,050

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government),
0.090%, 1–9–12 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 7.3%		$86,050
(Cost: $86,050)

TOTAL INVESTMENT SECURITIES –100.4%		$1,188,668
(Cost: $1,082,081)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(4,518)

NET ASSETS – 100.0%		$1,184,150

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,098,845	$—	$—
Corporate Debt Securities	—	3,773	—
Short-Term Securities	—	86,050	—
Total	$1,098,845	$89,823	$—
Liabilities
Written Options	$234	$413	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
OmniVision Technologies, Inc.	Deutsche Banc Alex. Brown Inc.	Put	2,174	January 2012	$14.00	$522	$(413)
Sprint Nextel Corporation	N/A	Put	8,492	January 2012	2.50	191	(234)
						$713	$(647)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $19,126 or 1.6% of net assets.

(E)	Rate shown is the yield to maturity at December 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,084,382
Gross unrealized appreciation	210,637
Gross unrealized depreciation	(106,351)
Net unrealized appreciation	$104,286

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.8%
AAR Corp.	291	$5,586

Air Freight & Logistics – 1.9%
Hub Group, Inc. (A)	404	13,086

Alternative Carriers – 0.4%
Cogent Communications Group, Inc. (A)	172	2,908

Apparel Retail – 5.2%
Express, Inc. (A)	684	13,629
Zumiez Inc. (A)	814	22,597

		36,226

Apparel, Accessories & Luxury Goods – 2.6%
Under Armour, Inc., Class A (A)(B)	246	17,651

Application Software – 10.2%
ACI Worldwide, Inc. (A)	493	14,117
Qlik Technologies Inc. (A)	541	13,092
Solera Holdings, Inc.	211	9,419
Synchronoss Technologies, Inc. (A)	401	12,099
Ultimate Software Group, Inc. (The) (A)	324	21,067

		69,794

Asset Management & Custody Banks – 4.2%
Affiliated Managers Group, Inc. (A)	195	18,749
Safeguard Scientifics, Inc. (A)	628	9,922

		28,671

Auto Parts & Equipment – 2.1%
Gentex Corporation	499	14,762

Biotechnology – 3.6%
Cepheid (A)	264	9,074
Incyte Corporation (A)	1,039	15,592

		24,666

Brewers – 0.6%
Boston Beer Company, Inc. (The), Class A (A)	35	3,800

Communications Equipment – 3.3%
Acme Packet, Inc. (A)	199	6,148
Aruba Networks, Inc. (A)	659	12,208
Finisar Corporation (A)	269	4,501

		22,857

Construction & Farm Machinery & Heavy Trucks – 3.8%
Westinghouse Air Brake Technologies Corporation	375	26,239

Consumer Finance – 1.7%
First Cash Financial Services, Inc. (A)	336	11,791

Data Processing & Outsourced Services – 1.9%
Jack Henry & Associates, Inc.	385	12,930

Electrical Components & Equipment – 0.7%
Polypore International, Inc. (A)	112	4,931

Electronic Equipment & Instruments – 4.0%
OSI Systems, Inc. (A)	570	27,807

Environmental & Facilities Services – 2.9%
Team, Inc. (A)	113	3,351
Waste Connections, Inc.	506	16,762

		20,113

Food Distributors – 2.3%
United Natural Foods, Inc. (A)	403	16,128

Health Care Distributors – 0.5%
Owens & Minor, Inc.	117	3,246

Health Care Equipment – 5.9%
DexCom, Inc. (A)	607	5,651
Volcano Corporation (A)	850	20,213
ZOLL Medical Corporation (A)	237	14,993

		40,857

Health Care Technology – 1.0%
athenahealth, Inc. (A)	146	7,162

Human Resource & Employment Services – 1.0%
Kforce Inc. (A)	583	7,182

Industrial Machinery – 1.5%
Graco Inc.	254	10,374

Internet Software & Services – 2.3%
Dice Holdings, Inc. (A)	896	7,430
Vocus, Inc. (A)	390	8,622

		16,052

Leisure Facilities – 2.7%
Vail Resorts, Inc.	432	18,291

Office Services & Supplies – 1.3%
United Stationers Inc.	277	9,029

Oil & Gas Equipment & Services – 3.2%
CARBO Ceramics Inc.	39	4,859
Complete Production Services, Inc. (A)	157	5,272
Dril-Quip, Inc. (A)	183	12,025

		22,156

Oil & Gas Exploration & Production – 1.5%
Bill Barrett Corporation (A)	173	5,908
Oasis Petroleum LLC (A)	83	2,409
Rosetta Resources Inc. (A)	51	2,227

		10,544

Regional Banks – 5.0%
Bank of the Ozarks, Inc.	189	5,609
Signature Bank (A)	125	7,475
SVB Financial Group (A)	455	21,698

		34,782

Research & Consulting Services – 1.6%
CoStar Group, Inc. (A)	160	10,683

Restaurants – 3.5%
Panera Bread Company, Class A (A)	170	24,089

Semiconductors – 3.7%
Cavium Inc. (A)	359	10,198
Semtech Corporation (A)	607	15,073

		25,271

Specialized Finance – 2.0%
Portfolio Recovery Associates, Inc. (A)	205	13,875

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	1,373	7,372

Systems Software – 4.8%
MICROS Systems, Inc. (A)	465	21,673
NetSuite Inc. (A)	276	11,184

		32,857

Trucking – 2.4%
Landstar System, Inc.	340	16,307

TOTAL COMMON STOCKS – 97.2%		$670,075
(Cost: $579,620)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
General Electric Capital Corporation, 0.020%, 1–23–12 (C)	$1,000	1,000
International Business Machines Corporation, 0.050%, 1–23–12 (C)	3,000	3,000
McCormick & Co. Inc., 0.090%, 1–3–12 (C)	5,162	5,162
Nestle Finance International Ltd., 0.070%, 1–23–12 (C)	5,000	5,000
St. Jude Medical, Inc., 0.150%, 1–12–12 (C)	410	410
Wisconsin Electric Power Co., 0.120%, 1–3–12 (C)	5,000	5,000

		19,572

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.136%, 1-3-12 (D)	1,685	1,685

TOTAL SHORT-TERM SECURITIES – 3.1%		$21,257
(Cost: $21,257)

TOTAL INVESTMENT SECURITIES – 100.3%		$691,332
(Cost: $600,877)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(2,150)

NET ASSETS – 100.0%		$689,182

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$670,075	$—	$—
Short-Term Securities	—	21,257	—
Total	$670,075	$21,257	$—
Swap Agreements	$—	$15	$—
Liabilities
Futures Contracts	$1,264	$—	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following futures contracts were outstanding at December 31, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
Russell 2000 Index	Short	3-16-12	389	$(28,739)	$(538)
S&P MidCap 400 Index	Short	3-16-12	467	(40,970)	(726)
				$(69,709)	$(1,264)
The following total return swap agreements were outstanding at December 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JP Morgan Securities LLC	$8,364	Biotech Custom Index	4-12-12	LIBOR less 0.400%	$15

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$603,250
Gross unrealized appreciation	123,511
Gross unrealized depreciation	(35,429)
Net unrealized appreciation	$88,082

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.2%
AAR Corp.	246	$4,718
Ceradyne, Inc. (A)	47	1,261
Triumph Group, Inc.	119	6,968

		12,947

Apparel Retail – 2.0%
AnnTaylor Stores Corporation (A)	107	2,651
Payless ShoeSource, Inc. (A)	160	2,305

		4,956

Apparel, Accessories & Luxury Goods – 3.9%
Jones Apparel Group, Inc.	424	4,468
Warnaco Group, Inc. (The) (A)	100	5,005

		9,473

Application Software – 1.0%
Quest Software, Inc. (A)	131	2,438

Auto Parts & Equipment – 3.8%
Tenneco Automotive Inc. (A)	189	5,623
Visteon Corporation (A)	76	3,781

		9,404

Broadcasting – 3.2%
Belo Corp., Class A	698	4,400
Entercom Communications Corp. (A)	565	3,477

		7,877

Data Processing & Outsourced Services – 1.1%
CoreLogic Inc. (A)	214	2,763

Diversified Chemicals – 3.6%
Ashland Inc.	80	4,561
Solutia Inc.	266	4,604

		9,165

Electric Utilities – 2.3%
NV Energy, Inc.	351	5,745

Electronic Manufacturing Services – 1.0%
Celestica Inc. (A)	342	2,509

Forest Products – 1.1%
Louisiana-Pacific Corporation (A)	334	2,695

Gas Utilities – 2.4%
Southwest Gas Corporation	140	5,960

Health Care Facilities – 2.9%
Community Health Systems, Inc. (A)	158	2,752
LifePoint Hospitals, Inc. (A)	123	4,558

		7,310

Hotels, Resorts & Cruise Lines – 1.6%
Gaylord Entertainment Company (A)	167	4,036

Investment Banking & Brokerage – 0.7%
Piper Jaffray Companies (A)	90	1,813

Mortgage REITs – 1.0%
Invesco Mortgage Capital, Inc.	172	2,418

Movies & Entertainment – 2.0%
Cinemark Holdings, Inc.	273	5,051

Office REITs – 1.8%
Lexington Corporation Properties Trust	600	4,496

Oil & Gas Equipment & Services – 1.8%
Superior Energy Services, Inc. (A)	156	4,431

Oil & Gas Storage & Transportation – 8.1%
Atlas Pipeline Partners, L.P.	108	4,027
MarkWest Energy Partners, L.P.	45	2,456
Regency Energy Partners LP	290	7,207
Targa Resources Corp.	157	6,405

		20,095

Packaged Foods & Meats – 1.4%
Dean Foods Company (A)	302	3,382

Paper Packaging – 2.5%
Boise Inc.	858	6,109

Personal Products – 1.0%
Inter Parfums, Inc.	161	2,502

Property & Casualty Insurance – 2.7%
Argo Group International Holdings, Ltd.	164	4,749
SeaBright Insurance Holdings, Inc.	269	2,056

		6,805

Publishing – 3.4%
E. W. Scripps Company (The) (A)	206	1,646
Valassis Communications, Inc. (A)	218	4,186
Washington Post Company, Class B (The)	7	2,713

		8,545

Regional Banks – 4.5%
Bank of Marin Bancorp	82	3,086
First Horizon National Corporation	689	5,508
Wintrust Financial Corporation	82	2,309

		10,903

Reinsurance – 4.3%
Endurance Specialty Holdings Ltd.	143	5,474
Reinsurance Group of America, Incorporated	98	5,110

		10,584

Residential REITs – 1.2%
Campus Crest Communities, Inc.	300	3,014

Specialized REITs – 1.6%
Strategic Hotels & Resorts, Inc. (A)	760	4,079

Specialty Chemicals – 2.5%
Cytec Industries Inc.	84	3,769
RPM International Inc.	99	2,435

		6,204

Technology Distributors – 0.8%
Insight Enterprises, Inc. (A)	133	2,034

Thrifts & Mortgage Finance – 2.0%
Capitol Federal Financial	430	4,960

Trucking – 3.0%
Marten Transport, Ltd.	170	3,065
Werner Enterprises, Inc.	182	4,379

		7,444

TOTAL COMMON STOCKS – 81.4%		$202,147
(Cost: $197,904)

INVESTMENT FUNDS – 1.3%
Asset Management & Custody Banks
THL Credit, Inc.	264	$3,222

(Cost: $3,396)

SHORT-TERM SECURITIES	Principal

Commercial Paper–6.8%
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.310%, 1–20–12 (B)	$3,000	2,999
International Business Machines Corporation, 0.050%, 1–23–12 (B)	3,000	3,000
Nestle Finance International Ltd., 0.070%, 1–23–12 (B)	5,000	5,000
Prudential Funding LLC, 0.070%, 1–3–12 (B)	5,948	5,948

		16,947

Master Note – 1.5%
Toyota Motor Credit Corporation, 0.136%, 1-3-12 (C)	3,731	3,731

Municipal Obligations – Taxable – 8.8%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.020%, 1-3-12 (C)	5,500	5,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.030%, 1-3-12 (C)	12,000	12,000

The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.080%, 1-9-12 (C)	4,386	4,386

		21,886

TOTAL SHORT-TERM SECURITIES – 17.1%		$42,564
(Cost: $42,564)

TOTAL INVESTMENT SECURITIES – 99.8%		$247,933
(Cost: $243,864)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		434

NET ASSETS – 100.0%		$248,367

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$202,147	$—	$—
Investment Funds	3,222	—	—
Short-Term Securities	—	42,564	—
Total	$205,369	$42,564	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$244,080
Gross unrealized appreciation	24,692
Gross unrealized depreciation	(20,839)
Net unrealized appreciation	$3,853

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares		Value

Aerospace & Defense – 5.1%
Boeing Company (The)	5		$337
Precision Castparts Corp.	3		427

			764

Application Software – 3.1%
Intuit Inc.	8		431
salesforce.com, inc. (A)	—	*	33

			464

Asset Management & Custody Banks – 1.6%
T. Rowe Price Group, Inc.	4		237

Auto Parts & Equipment – 2.5%
BorgWarner Inc. (A)	2		147
Gentex Corporation	8		228

			375

Automotive Retail – 1.1%
AutoZone, Inc. (A)	1		169

Broadcasting – 3.0%
CBS Corporation, Class B	13		352
Discovery Holding Company, Class A (A)	3		107

			459

Casinos & Gaming – 5.2%
Las Vegas Sands, Inc. (A)	9		400
Wynn Resorts, Limited	3		375

			775

Communications Equipment – 2.8%
QUALCOMM Incorporated	8		421

Computer Hardware – 6.7%
Apple Inc. (A)	2		993

Computer Storage & Peripherals – 0.9%
NetApp, Inc. (A)	4		141

Consumer Finance – 1.6%
American Express Company	5		239

Data Processing & Outsourced Services – 5.7%
MasterCard Incorporated, Class A	1		519
Visa Inc., Class A	3		337

			856

Fertilizers & Agricultural Chemicals – 1.7%
Monsanto Company	4		259

Footwear – 2.2%
NIKE, Inc., Class B	4		337

Hotels, Resorts & Cruise Lines – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	2		97

Household Products – 1.1%
Colgate-Palmolive Company	2		172

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corporation	2		184

Industrial Gases – 2.0%
Praxair, Inc.	3	298

Internet Retail – 1.4%
Amazon.com, Inc. (A)	1	195
Groupon, Inc. (A)	1	23

		218

Internet Software & Services – 3.0%
Google Inc., Class A (A)	1	459

IT Consulting & Other Services – 2.3%
Cognizant Technology Solutions Corporation, Class A (A)	5	349

Movies & Entertainment – 1.3%
Walt Disney Company (The)	5	189

Oil & Gas Equipment & Services – 6.4%
Halliburton Company	7	252
National Oilwell Varco, Inc.	4	298
Schlumberger Limited	6	422

		972

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	2	118

Personal Products – 1.8%
Estee Lauder Companies Inc. (The), Class A	2	266

Pharmaceuticals – 4.0%
Allergan, Inc.	7	608

Railroads – 0.8%
Kansas City Southern (A)	2	125

Restaurants – 5.1%
Starbucks Corporation	13	597
YUM! Brands, Inc.	3	156

		753

Semiconductor Equipment – 1.4%
ASML Holding N.V., NY Registry Shares	2	75
Lam Research Corporation (A)	4	141

		216

Semiconductors – 2.8%
Altera Corporation	4	144
Broadcom Corporation, Class A	5	152
Microchip Technology Incorporated	4	129

		425

Soft Drinks – 2.8%
Coca-Cola Company (The)	4	271
PepsiCo, Inc.	2	151

		422

Specialty Stores – 1.5%
Tiffany & Co.	4	233

Systems Software – 4.2%
Oracle Corporation	20	511
VMware, Inc., Class A (A)	1	123

		634

Tobacco – 2.5%
Philip Morris International Inc.	5	374

TOTAL COMMON STOCKS – 90.2%		$13,601
(Cost: $12,083)

SHORT-TERM SECURITIES – 10.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 1–3–12 (B)	$1,506	$1,506

(Cost: $1,506)

TOTAL INVESTMENT SECURITIES – 100.2%		$15,107
(Cost: $13,589)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(35)

NET ASSETS – 100.0%		$15,072

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$13,601	$—	$—
Short-Term Securities	—	1,506	—
Total	$13,601	$1,506	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$13,589
Gross unrealized appreciation	1,719
Gross unrealized depreciation	(201)
Net unrealized appreciation	$1,518

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.5%
TRW Automotive Holdings Corp. (A)	50	$1,617

Biotechnology – 2.9%
Amgen Inc.	47	3,005

Broadcasting – 1.0%
CBS Corporation, Class B	41	1,102

Cable & Satellite – 2.7%
Time Warner Cable Inc.	44	2,765

Computer Hardware – 2.2%
Hewlett-Packard Company	92	2,362

Consumer Finance – 2.7%
Capital One Financial Corporation	66	2,800

Department Stores – 2.0%
Macy’s Inc. (B)	65	2,082

Diversified Banks – 4.4%
Wells Fargo & Company	169	4,669

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	20	751

Drug Retail – 4.3%
CVS Corporation (B)	109	4,457

Electric Utilities – 2.4%
PPL Corporation	85	2,507

Health Care Distributors – 2.9%
McKesson Corporation	39	3,031

Industrial Machinery – 3.2%
Ingersoll-Rand plc	69	2,099
SPX Corporation	21	1,254

		3,353

Integrated Oil & Gas – 4.9%
ConocoPhillips	70	5,108

Integrated Telecommunication Services – 4.1%
AT&T Inc.	141	4,267

Investment Banking & Brokerage – 4.2%
Goldman Sachs Group, Inc. (The)	28	2,559
Morgan Stanley	120	1,816

		4,375

Managed Health Care – 5.0%
Aetna Inc.	32	1,350
WellPoint, Inc.	60	3,949

		5,299

Mortgage REITs – 3.0%
American Capital Agency Corp.	80	2,241
Invesco Mortgage Capital, Inc. (B)	67	940

		3,181

Multi-Utilities – 0.7%
PG&E Corporation	19	779

Office Electronics – 3.7%
Xerox Corporation	476	3,790

Oil & Gas Exploration & Production – 3.5%
Marathon Oil Corporation	125	3,647

Oil & Gas Refining & Marketing – 3.2%
Marathon Petroleum Corporation	101	3,351

Oil & Gas Storage & Transportation – 5.7%
MarkWest Energy Partners, L.P. (B)	53	2,913
Regency Energy Partners LP	130	3,229

		6,142

Other Diversified Financial Services – 3.0%
Bank of America Corporation	288	1,601
Citigroup Inc.	60	1,573

		3,174

Pharmaceuticals – 2.5%
Johnson & Johnson	41	2,682

Property & Casualty Insurance – 6.2%
ACE Limited	65	4,529
XL Group plc	108	2,139

		6,668

Regional Banks – 1.0%
SunTrust Banks, Inc.	59	1,051

Reinsurance – 2.2%
RenaissanceRe Holdings Ltd.	31	2,283

Semiconductors – 2.2%
Freescale Semiconductor, Inc. (A)	182	2,302

Soft Drinks – 2.1%
Dr Pepper Snapple Group, Inc.	57	2,231

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	32	1,026

Systems Software – 2.0%
Symantec Corporation (A)	137	2,141

Tobacco – 1.4%
Philip Morris International Inc.	19	1,507

TOTAL COMMON STOCKS – 94.5%		$99,505
(Cost: $97,138)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.8%
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.310%, 1-20-12 (C)	$3,000	2,999

Master Note – 2.3%
Toyota Motor Credit Corporation, 0.136%, 1-3-12 (D)	2,419	2,419

TOTAL SHORT-TERM SECURITIES – 5.1%	$5,418
(Cost: $5,418)

TOTAL INVESTMENT SECURITIES – 99.6%	$104,923
(Cost: $102,556)

CASH AND OTHER ASSETS, NET OF LIABILITIES –0.4%	375

NET ASSETS – 100.0%	$105,298

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$99,505	$—	$—
Short-Term Securities	—	5,418	—
Total	$99,505	$5,418	$—
Liabilities
Written Options	$73	$—	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The Following written options were outstanding at December 31, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	N/A	Put	64	January 2012	$40.00	$7	$(4)
CVS Corporation:	N/A	Call	130	January 2012	39.00	8	(27)
	N/A	Call	130	January 2012	40.00	5	(18)
	N/A	Call	260	January 2012	41.00	7	(20)
Invesco Mortgage Capital, Inc.	N/A	Call	669	January 2012	15.00	13	(2)
Macy’s Inc.	N/A	Call	103	January 2012	36.00	4	(1)
MarkWest Energy Partners, L.P.	N/A	Call	52	January 2012	57.50	4	(1)
						$48	$(73)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$103,393
Gross unrealized appreciation	11,144
Gross unrealized depreciation	(9,614)
Net unrealized appreciation	$1,530

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 17, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 17, 2012